UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.82%
BANKS—14.63%
Bank of Communications Co. Ltd. Class H (1) (2)	101,748,000	$41,671,222
BOC Hong Kong Holdings Ltd. (2)	45,453,000	84,722,162
China Construction Bank Class H (1)	158,877,000	48,161,003

		174,554,387

CHEMICALS—1.21%
Sinopec Shanghai Petrochemical Co. Ltd. Class H (2)	47,538,000	14,410,379

		14,410,379

COAL—6.14%
China Shenhua Energy Co. Ltd. Class H (1)	43,368,000	47,550,484
Yanzhou Coal Mining Co. Ltd. Class H (2)	40,032,200	25,690,300

		73,240,784

COMMERCIAL SERVICES—5.94%
Cosco Pacific Ltd. (2)	22,518,000	36,889,279
Jiangsu Expressway Co. Ltd. Class H (2)	25,020,000	13,232,375
Zhejiang Expressway Co. Ltd. Class H (2)	35,028,000	20,784,510

		70,906,164

ELECTRIC—5.32%
Datang International Power Generation Co. Class H (2)	31,692,000	22,484,279
Huaneng Power International Inc. Class H (2)	61,716,000	40,998,845

		63,483,124

HOLDING COMPANIES - DIVERSIFIED—10.42%
China Merchants Holdings International Co. Ltd. (2)	22,518,000	43,715,248
China Resources Enterprises Ltd. (2)	22,518,000	33,258,444
Citic Pacific Ltd.	18,348,000	47,453,662

		124,427,354

INSURANCE—9.24%
China Life Insurance Co. Ltd. Class H (1) (2)	65,469,000	47,714,545
PICC Property & Casualty Co. Ltd. Class H (2)	67,554,000	15,336,645
Ping An Insurance (Group) Co. of China Ltd. Class H (2)	29,190,000	47,254,639

		110,305,829

MINING—2.27%
Aluminum Corporation of China Ltd. Class H (2)	45,036,000	27,158,642

		27,158,642

OIL & GAS—23.13%
China Petroleum & Chemical Corp. Class H (2)	177,642,000	71,035,261
CNOOC Ltd. (2)	148,035,000	96,432,276
PetroChina Co. Ltd. Class H (2)	142,614,000	108,537,747

		276,005,284

TELECOMMUNICATIONS—21.52%
China Mobil Ltd.	26,896,500	119,696,510
China Netcom Group Corp. Ltd. (2)	26,896,500	42,500,935
China Telecom Corp. Ltd. Class H	145,116,000	47,265,397
China Unicom Ltd.	61,716,000	47,367,599

		256,830,441

TOTAL COMMON STOCKS (Cost: $1,173,915,689)		1,191,322,388

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—20.02%
CERTIFICATES OF DEPOSIT (3)—2.05%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$576,162	576,162
Bank of Nova Scotia
3.79%, 01/03/06	460,930	460,905
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	1,037,092	1,037,052
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	1,728,486	1,728,486
Credit Suisse New York
3.98%, 07/19/06	2,880,810	2,880,810
Dexia Credit Local
4.02%, 08/30/06	576,162	576,067
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,728,486	1,728,493
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	2,996,042	2,996,042
HSBC Bank USA N.A.
3.72%, 08/03/06	576,162	576,316
Nordea Bank AB
3.80%, 10/02/06	691,394	691,245
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	1,728,486	1,728,239
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	1,786,102	1,785,869
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	3,168,891	3,168,976
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	921,859	921,861
Unicredito Italiano SpA
3.80%, 06/14/06	1,498,021	1,497,694
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	2,085,706	2,085,676

		24,439,893

COMMERCIAL PAPER (3)—5.30%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	1,152,324	1,144,728
Amsterdam Funding Corp.
4.05%, 11/01/05	1,728,486	1,728,486
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	2,880,810	2,876,682
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	4,033,134	4,020,861

Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	1,547,444	1,540,310
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	1,440,405	1,434,687
CC USA Inc.
4.23%, 04/21/06	345,697	338,751
Chariot Funding LLC
4.00%, 11/23/05	1,029,129	1,026,613
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	1,474,975	1,470,056
Dorada Finance Inc.
3.76%, 01/26/06	115,232	114,197
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	1,094,708	1,091,411
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	1,751,590	1,745,219
Ford Credit Auto Receivables
4.00%, 12/12/05	191,689	190,816
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	5,423,620	5,404,434
Galaxy Funding Inc.
4.23%, 04/18/06	330,717	324,189
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	2,003,523	2,001,537
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	1,728,486	1,720,697
General Electric Co.
3.98%, 12/30/05	576,162	572,404
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	3,680,857	3,675,936
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	1,440,405	1,435,928
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	2,765,577	2,746,864
HSBC PLC
3.88%, 02/03/06	345,697	342,195
Jupiter Securitization Corp.
4.01%, 11/29/05	1,353,785	1,349,562
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	2,408,357	2,395,544
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	921,859	919,299
Nordea North America Inc.
4.16%, 04/04/06	1,209,940	1,188,408
Park Avenue Receivables Corp.
4.00%, 11/22/05	1,793,615	1,789,430
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	4,482,540	4,469,161
Park Sienna LLC
4.01%, 11/23/05	231,237	230,670
Polonius Inc.
4.01%, 11/23/05	633,778	632,225
Preferred Receivables Funding
4.01%, 11/29/05	313,386	312,409
Ranger Funding Co. LLC
4.03%, 11/30/05	1,219,677	1,215,718
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,152,324	1,138,807
Sedna Finance Inc.
3.92%, 02/21/06	288,081	284,568
Sigma Finance Inc.
4.16%, 04/06/06	691,394	678,931

Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	875,766	871,688
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	3,232,545	3,224,943
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	247,899	247,293
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	770,271	764,802
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	4,654,455	4,639,691

		63,300,150

LOAN PARTICIPATIONS (3)—0.05%
Army & Air Force Exchange Service
3.86%, 11/03/05	576,162	576,162

		576,162

MEDIUM-TERM NOTES (3)—0.18%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	357,220	357,196
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	1,843,718	1,843,547

		2,200,743

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (5) (6)	533,511	533,511

		533,511

REPURCHASE AGREEMENTS (3)—3.91%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $11,524,529 and an effective yield of 4.03%. (7)	$11,523,239	11,523,239
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $11,524,529 and an effective yield of 4.03%. (7)	11,523,239	11,523,239
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $14,981,888 and an effective yield of 4.03%. (7)	14,980,211	14,980,211
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,881,134 and an effective yield of 4.05%. (7)	2,880,810	2,880,810
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $5,762,265 and an effective yield of 4.03%. (7)	5,761,620	5,761,620

		46,669,119

TIME DEPOSITS (3)—0.42%
Deutsche Bank
4.03%, 11/01/05	1,508,473	1,508,473
SunTrust Bank
3.97%, 11/01/05	3,456,972	3,456,972

		4,965,445

VARIABLE & FLOATING RATE NOTES (3)—8.06%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	3,589,489	3,590,371
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	4,436,447	4,436,421
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	1,901,334	1,901,335
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	633,778	634,179
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	3,745,053	3,747,278
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	749,011	749,011
Bank of America N.A.
3.81%, 08/10/06	5,761,620	5,761,620
Bank of Ireland
3.97%, 11/17/06 (4)	1,152,324	1,152,324
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	2,869,287	2,869,124
BMW US Capital LLC
3.94%, 11/15/06 (4)	1,152,324	1,152,324
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	3,099,751	3,099,652
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	288,081	288,081
DEPFA Bank PLC
3.88%, 09/15/06	1,152,324	1,152,324
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	1,832,195	1,832,260
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	1,152,324	1,152,324
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	1,152,324	1,152,312
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	2,304,648	2,304,648
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	806,627	806,636
General Electric Capital Corp.
4.04%, 10/06/06	518,546	518,986
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	864,243	864,243
Hartford Life Global Funding Trusts
3.96%, 08/15/06	1,152,324	1,152,324
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	1,152,324	1,152,324
HSBC Bank USA N.A.
4.20%, 05/04/06	403,313	403,479
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	2,189,415	2,189,430
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	1,208,579	1,208,578
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	4,494,063	4,494,377
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	576,162	576,162
Marshall & Ilsley Bank
4.10%, 02/20/06	1,152,324	1,152,746
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	3,445,449	3,447,796

Mound Financing PLC
3.94%, 11/08/06 (4)	2,304,648	2,304,648
Natexis Banques Populaires
3.95%, 10/16/06 (4)	864,243	864,243
National City Bank (Ohio)
3.83%, 01/06/06	576,162	576,130
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	4,263,599	4,263,873
Nordea Bank AB
3.92%, 08/11/06 (4)	2,016,567	2,016,567
Northern Rock PLC
3.87%, 08/03/06 (4)	1,382,789	1,382,842
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	3,134,321	3,134,322
Principal Life Income Funding Trusts
3.74%, 05/10/06	864,243	864,266
Royal Bank of Scotland
3.80%, 04/05/06	1,541,233	1,540,982
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	979,475	979,447
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	4,736,051	4,736,021
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	1,152,324	1,152,324
Strips III LLC
4.08%, 07/24/06 (4) (8)	324,534	324,534
SunTrust Bank
4.19%, 04/28/06	1,728,486	1,728,486
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	2,569,682	2,569,448
Toyota Motor Credit Corp.
3.95%, 04/10/06	518,546	518,542
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,152,324	1,152,324
US Bank N.A.
4.01%, 09/29/06	518,546	518,422
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	2,563,503	2,563,503
Wells Fargo & Co.
3.96%, 09/15/06 (4)	576,162	576,210
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	2,016,567	2,016,444
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	2,949,949	2,949,893
Winston Funding Ltd.
4.26%, 01/23/06 (4)	822,759	822,759
World Savings Bank
3.89%, 03/09/06	1,728,486	1,728,453

		96,227,352

TOTAL SHORT-TERM INVESTMENTS (Cost: $238,912,375)		238,912,375

TOTAL INVESTMENTS IN SECURITIES — 119.84% (Cost: $1,412,828,064)		1,430,234,763
Other Assets, Less Liabilities — (19.84)%		(236,820,480)

NET ASSETS — 100.00%		$1,193,414,283

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
CHEMICALS—0.27%
Ashland Inc. (1)	48,574	$2,599,195

		2,599,195

COAL—1.95%
Alpha Natural Resources Inc. (2)	60,100	1,427,375
Arch Coal Inc.	61,603	4,747,743
CONSOL Energy Inc. (1)	77,762	4,735,706
Peabody Energy Corp.	104,428	8,162,092

		19,072,916

ENERGY- ALTERNATE SOURCES—0.07%
Headwaters Inc. (1) (2)	21,215	675,486

		675,486

ENGINEERING & CONSTRUCTION—0.12%
McDermott International Inc. (2)	33,119	1,203,213

		1,203,213

FOREST PRODUCTS & PAPER—4.64%
Abitibi-Consolidated Inc.	296,246	924,288
Bowater Inc. (1)	37,743	1,000,189
Domtar Inc.	171,037	721,776
Georgia-Pacific Corp.	177,459	5,772,741
International Paper Co. (1)	346,960	10,124,293
Louisiana-Pacific Corp.	74,798	1,864,714
MeadWestvaco Corp.	139,520	3,658,214
Plum Creek Timber Co. Inc.	125,876	4,896,576
Potlatch Corp.	18,473	826,297
Smurfit-Stone Container Corp. (1) (2)	173,357	1,830,650
Temple-Inland Inc.	76,185	2,805,894
Weyerhaeuser Co.	174,030	11,023,060

		45,448,692

MANUFACTURING—0.12%
Matthews International Corp. Class A (1)	31,908	1,146,774

		1,146,774

MINING—9.09%
Aber Diamond Corp.	51,457	1,597,843
Agnico-Eagle Mines Ltd.	54,700	747,202
Alcan Inc. (1)	317,937	10,075,424
Alcoa Inc.	13,738	333,696
Barrick Gold Corp. (1)	359,115	9,067,654
Bema Gold Corp. (2)	250,202	625,505
Cameco Corp.	122,286	5,845,271
Coeur d’Alene Mines Corp. (1) (2)	152,323	574,258
Falconbridge Ltd. (1)	265,469	7,472,952
Freeport-McMoRan Copper & Gold Inc. (1)	156,002	7,709,619
Glamis Gold Ltd. (1) (2)	79,248	1,681,643

Goldcorp Inc. (1)	228,028	4,551,439
IAMGOLD Corp.	93,035	645,663
Inco Ltd. (1)	153,888	6,189,375
Kinross Gold Corp. (2)	220,001	1,535,607
Meridian Gold Inc. (2)	56,018	1,052,018
Newmont Mining Corp.	287,516	12,248,182
Novelis Inc. (1)	98,946	1,950,226
Phelps Dodge Corp.	75,955	9,150,299
Placer Dome Inc.	299,621	5,977,439

		89,031,315

OIL & GAS—67.49%
Amerada Hess Corp. (1)	62,773	7,852,902
Anadarko Petroleum Corp.	161,858	14,682,139
Apache Corp.	224,387	14,322,622
BP PLC ADR	1,135,559	75,401,118
Burlington Resources Inc. (1)	262,045	18,924,890
Cabot Oil & Gas Corp. (1)	31,703	1,451,680
Canadian Natural Resources Ltd.	360,862	14,871,123
Cheniere Energy Inc. (2)	29,062	1,081,978
Chesapeake Energy Corp.	210,893	6,769,665
Chevron Corp.	1,372,607	78,334,681
Cimarex Energy Co. (1) (2)	55,021	2,160,124
ConocoPhillips	949,230	62,060,657
Denbury Resources Inc. (1) (2)	30,386	1,325,741
Devon Energy Corp.	321,330	19,401,905
Diamond Offshore Drilling Inc. (1)	83,013	4,686,914
EnCana Corp.	600,719	27,548,973
ENSCO International Inc. (1)	103,788	4,731,695
EOG Resources Inc.	159,469	10,808,809
Exxon Mobil Corp.	1,219,898	68,485,074
Forest Oil Corp. (2)	41,756	1,823,902
Frontier Oil Corp.	30,358	1,119,603
GlobalSantaFe Corp. (1)	161,644	7,201,240
Grey Wolf Inc. (1) (2)	121,089	929,964
Helmerich & Payne Inc. (1)	34,516	1,912,186
Houston Exploration Co. (1) (2)	20,049	1,033,526
Kerr-McGee Corp.	78,695	6,692,223
Marathon Oil Corp.	236,938	14,254,190
Murphy Oil Corp.	125,248	5,867,869
Nabors Industries Ltd. (1) (2)	107,429	7,372,852
Newfield Exploration Co. (2)	86,481	3,920,184
Nexen Inc.	179,087	7,403,457
Noble Corp.	92,025	5,924,569
Noble Energy Inc.	118,954	4,764,108
Occidental Petroleum Corp.	271,564	21,420,968
Patterson-UTI Energy Inc. (1)	115,950	3,957,374
Petro-Canada	354,204	12,308,589
Pioneer Natural Resources Co. (1)	98,368	4,923,318
Plains Exploration & Production Co. (1) (2)	43,543	1,698,177
Pogo Producing Co.	45,511	2,298,306
Precision Drilling Corp. (2)	77,955	3,585,930
Pride International Inc. (1) (2)	104,765	2,940,754
Quicksilver Resources Inc. (1) (2)	42,711	1,654,197
Range Resources Corp. (1)	49,619	1,770,902
Rowan Companies Inc.	75,539	2,492,032
Spinnaker Exploration Co. (2)	25,069	1,543,749
St. Mary Land & Exploration Co. (1)	38,313	1,303,025
Stone Energy Corp. (1) (2)	21,434	983,821
Suncor Energy Inc.	310,974	16,677,536
Sunoco Inc.	89,983	6,703,734
Talisman Energy Inc.	248,244	10,994,727
Tesoro Corp.	41,560	2,541,394

TODCO Class A	31,056	1,389,756
Transocean Inc. (2)	221,358	12,725,871
Ultra Petroleum Corp. (2)	96,315	5,055,574
Unit Corp. (2)	29,221	1,531,180
Valero Energy Corp.	201,473	21,203,019
Vintage Petroleum Inc.	40,406	2,096,667
W&T Offshore Inc.	42,942	1,253,906
XTO Energy Inc.	241,579	10,499,023

		660,676,092

OIL & GAS SERVICES—11.62%
Baker Hughes Inc.	241,739	13,285,975
BJ Services Co. (1)	222,950	7,747,513
Cal Dive International Inc. (1) (2)	25,599	1,575,362
CARBO Ceramics Inc. (1)	16,073	950,879
Cooper Cameron Corp. (2)	38,775	2,858,881
FMC Technologies Inc. (1) (2)	49,635	1,809,692
Grant Prideco Inc. (2)	84,502	3,286,283
Halliburton Co. (1)	345,535	20,421,119
Hanover Compressor Co. (1) (2)	63,476	816,301
Maverick Tube Corp. (1) (2)	63,945	1,979,737
National Oilwell Varco Inc. (1) (2)	116,281	7,264,074
Schlumberger Ltd.	408,004	37,034,523
Seacor Holdings Inc. (2)	15,184	1,087,630
Smith International Inc. (1)	147,822	4,789,433
Tidewater Inc.	38,845	1,785,316
Weatherford International Ltd. (1) (2)	112,042	7,013,829

		113,706,547

PACKAGING & CONTAINERS—0.15%
Packaging Corp. of America (1)	73,687	1,495,109

		1,495,109

PIPELINES—4.40%
El Paso Corp.	441,256	5,233,296
Enbridge Inc.	236,240	7,250,206
Kinder Morgan Inc. (1)	83,917	7,628,055
Questar Corp.	57,065	4,493,869
TransCanada Corp.	330,637	9,856,289
Williams Companies Inc.	385,335	8,592,971

		43,054,686

TOTAL COMMON STOCKS (Cost: $791,172,510)		978,110,025

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.37%
CERTIFICATES OF DEPOSIT (3)—0.85%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$196,206	196,206
Bank of Nova Scotia
3.79%, 01/03/06	156,965	156,956
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	353,171	353,157
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	588,618	588,618
Credit Suisse New York
3.98%, 07/19/06	981,030	981,030

Dexia Credit Local
4.02%, 08/30/06	196,206	196,174
Fortis Bank NY
3.83% - 3.84%, 01/25/06	588,618	588,620
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	1,020,271	1,020,271
HSBC Bank USA N.A.
3.72%, 08/03/06	196,206	196,258
Nordea Bank AB
3.80%, 10/02/06	235,447	235,397
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	588,618	588,534
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	608,239	608,159
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,079,133	1,079,162
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	313,930	313,930
Unicredito Italiano SpA
3.80%, 06/14/06	510,136	510,024
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	710,266	710,255

		8,322,751

COMMERCIAL PAPER (3)—2.20%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	392,412	389,831
Amsterdam Funding Corp.
4.05%, 11/01/05	588,618	588,618
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	981,030	979,624
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	1,373,442	1,369,263
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	526,966	524,537
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	490,515	488,568
CC USA Inc.
4.23%, 04/21/06	117,724	115,358
Chariot Funding LLC
4.00%, 11/23/05	350,459	349,603
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	502,287	500,612
Dorada Finance Inc.
3.76%, 01/26/06	39,241	38,889
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	372,791	371,669
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	596,486	594,317
Ford Credit Auto Receivables
4.00%, 12/12/05	65,278	64,980
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	1,846,958	1,840,426
Galaxy Funding Inc.
4.23%, 04/18/06	112,622	110,399
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	682,279	681,603
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	588,618	585,965
General Electric Co.
3.98%, 12/30/05	196,206	194,926

Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	1,253,478	1,251,802
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	490,515	488,990
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	941,789	935,416
HSBC PLC
3.88%, 02/03/06	117,724	116,531
Jupiter Securitization Corp.
4.01%, 11/29/05	461,018	459,580
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	820,141	815,778
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	313,930	313,058
Nordea North America Inc.
4.16%, 04/04/06	412,033	404,701
Park Avenue Receivables Corp.
4.00%, 11/22/05	610,797	609,372
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	1,526,483	1,521,927
Park Sienna LLC
4.01%, 11/23/05	78,745	78,552
Polonius Inc.
4.01%, 11/23/05	215,827	215,298
Preferred Receivables Funding
4.01%, 11/29/05	106,720	106,388
Ranger Funding Co. LLC
4.03%, 11/30/05	415,349	414,000
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	392,412	387,809
Sedna Finance Inc.
3.92%, 02/21/06	98,103	96,907
Sigma Finance Inc.
4.16%, 04/06/06	235,447	231,203
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	298,233	296,845
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	1,100,810	1,098,221
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	84,420	84,213
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	262,308	260,446
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	1,585,027	1,580,000

		21,556,225

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	196,206	196,206

		196,206

MEDIUM-TERM NOTES (3)—0.08%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	121,648	121,639
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	627,859	627,801

		749,440

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (5) (6)	708,932	708,932

		708,932

REPURCHASE AGREEMENTS (3)—1.63%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,924,560 and an effective yield of 4.03%. (7)	$3,924,121	3,924,121
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,924,560 and an effective yield of 4.03%. (7)	3,924,121	3,924,121
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $5,101,928 and an effective yield of 4.03%. (7)	5,101,357	5,101,357
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $981,140 and an effective yield of 4.05%. (7)	981,030	981,030
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,962,281 and an effective yield of 4.03%. (7)	1,962,061	1,962,061

		15,892,690

TIME DEPOSITS (3)—0.17%
Deutsche Bank
4.03%, 11/01/05	513,695	513,695
SunTrust Bank
3.97%, 11/01/05	1,177,236	1,177,236

		1,690,931

VARIABLE & FLOATING RATE NOTES (3)—3.35%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	1,222,364	1,222,664
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	1,510,787	1,510,778
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	647,480	647,480
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	215,827	215,964
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	1,275,339	1,276,098
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	255,068	255,068
Bank of America N.A.
3.81%, 08/10/06	1,962,061	1,962,061
Bank of Ireland
3.97%, 11/17/06 (4)	392,412	392,412
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	977,106	977,051
BMW US Capital LLC
3.94%, 11/15/06 (4)	392,412	392,412
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	1,055,589	1,055,554
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	98,103	98,103

DEPFA Bank PLC
3.88%, 09/15/06	392,412	392,412
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	623,935	623,958
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	392,412	392,412
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	392,412	392,408
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	784,824	784,824
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	274,688	274,691
General Electric Capital Corp.
4.04%, 10/06/06	176,585	176,735
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	294,309	294,309
Hartford Life Global Funding Trusts
3.96%, 08/15/06	392,412	392,412
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	392,412	392,412
HSBC Bank USA N.A.
4.20%, 05/04/06	137,344	137,401
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	745,583	745,588
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	411,569	411,569
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	1,530,407	1,530,514
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	196,206	196,206
Marshall & Ilsley Bank
4.10%, 02/20/06	392,412	392,556
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	1,173,312	1,174,111
Mound Financing PLC
3.94%, 11/08/06 (4)	784,824	784,824
Natexis Banques Populaires
3.95%, 10/16/06 (4)	294,309	294,309
National City Bank (Ohio)
3.83%, 01/06/06	196,206	196,195
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	1,451,925	1,452,018
Nordea Bank AB
3.92%, 08/11/06 (4)	686,721	686,721
Northern Rock PLC
3.87%, 08/03/06 (4)	470,895	470,913
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	1,067,361	1,067,361
Principal Life Income Funding Trusts
3.74%, 05/10/06	294,309	294,317
Royal Bank of Scotland
3.80%, 04/05/06	524,851	524,766
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	333,550	333,541
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	1,612,814	1,612,803
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	392,412	392,412
Strips III LLC
4.08%, 07/24/06 (4) (8)	110,517	110,517
SunTrust Bank
4.19%, 04/28/06	588,618	588,618

Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	875,079	874,999
Toyota Motor Credit Corp.
3.95%, 04/10/06	176,585	176,584
Union Hamilton Special Funding LLC
4.00%, 03/28/06	392,412	392,412
US Bank N.A.
4.01%, 09/29/06	176,585	176,543
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	872,975	872,975
Wells Fargo & Co.
3.96%, 09/15/06 (4)	196,206	196,222
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	686,721	686,679
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	1,004,575	1,004,556
Winston Funding Ltd.
4.26%, 01/23/06 (4)	280,182	280,182
World Savings Bank
3.89%, 03/09/06	588,618	588,607

		32,769,237

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,886,412)		81,886,412

TOTAL INVESTMENTS IN SECURITIES — 108.29% (Cost: $873,058,922)		1,059,996,437
Other Assets, Less Liabilities — (8.29)%		(81,141,595)

NET ASSETS — 100.00%		$978,854,842

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.93%
COMPUTERS—6.13%
Research in Motion Ltd. (1)	192,667	$11,847,094

		11,847,094

SEMICONDUCTORS—14.00%
Agere Systems Inc. (1)	188,127	1,956,521
Applied Micro Circuits Corp. (1) (2)	449,370	1,096,463
Broadcom Corp. Class A (1)	217,104	9,218,236
Conexant Systems Inc. (1)	782,636	1,518,314
Marvell Technology Group Ltd. (1)	211,584	9,819,613
PMC-Sierra Inc. (1) (2)	257,912	1,831,175
Skyworks Solutions Inc. (1)	210,679	1,129,239
Vitesse Semiconductor Corp. (1)	305,357	503,839

		27,073,400

TELECOMMUNICATIONS—79.80%
ADC Telecommunications Inc. (1) (2)	123,487	2,154,849
ADTRAN Inc. (2)	89,872	2,718,628
Avaya Inc. (1) (2)	497,026	5,725,740
CIENA Corp. (1)	593,879	1,407,493
Cisco Systems Inc. (1)	544,359	9,499,065
Comverse Technology Inc. (1) (2)	217,772	5,466,077
Corning Inc. (1)	1,187,255	23,851,953
Extreme Networks Inc. (1)	138,462	668,771
Foundry Networks Inc. (1)	155,635	1,856,726
InterDigital Communications Corp. (1) (2)	55,038	1,056,179
Ixia (1) (2)	66,253	836,113
JDS Uniphase Corp. (1)	1,470,693	3,088,455
Juniper Networks Inc. (1) (2)	396,667	9,254,241
Lucent Technologies Inc. (1) (2)	3,223,097	9,185,826
Motorola Inc.	1,128,269	25,002,441
Nortel Networks Corp. (1)	3,445,370	11,197,453
Polycom Inc. (1)	111,287	1,702,691
QUALCOMM Inc.	562,817	22,377,604
Scientific-Atlanta Inc.	170,843	6,054,676
Sonus Networks Inc. (1) (2)	553,898	2,414,995
Sycamore Networks Inc. (1) (2)	288,645	1,122,829
Tellabs Inc. (1)	501,129	4,790,793
3Com Corp. (1) (2)	456,425	1,757,236
UTStarcom Inc. (1) (2)	200,103	1,104,569

		154,295,403

TOTAL COMMON STOCKS (Cost: $211,806,831)		193,215,897

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.92%
CERTIFICATES OF DEPOSIT (3)—1.01%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$46,089	46,080
Bank of Nova Scotia
3.79%, 01/03/06	36,871	36,869
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	82,961	82,958
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	138,268	138,268
Credit Suisse New York
3.98%, 07/19/06	230,446	230,446
Dexia Credit Local
4.02%, 08/30/06	46,089	46,082
Fortis Bank NY
3.83% - 3.84%, 01/25/06	138,268	138,269
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	239,664	239,665
HSBC Bank USA N.A.
3.72%, 08/03/06	46,089	46,102
Nordea Bank AB
3.80%, 10/02/06	55,307	55,295
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	138,268	138,248
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	142,877	142,858
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	253,491	253,497
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	73,743	73,743
Unicredito Italiano SpA
3.80%, 06/14/06	119,832	119,806
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	166,843	166,840

		1,955,026

COMMERCIAL PAPER (3)—2.62%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	92,179	91,571
Amsterdam Funding Corp.
4.05%, 11/01/05	138,268	138,268
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	230,446	230,116
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	322,625	321,643
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	123,786	123,215
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	115,223	114,766
CC USA Inc.
4.23%, 04/21/06	27,654	27,098
Chariot Funding LLC
4.00%, 11/23/05	82,324	82,123
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	117,989	117,595
Dorada Finance Inc.
3.76%, 01/26/06	9,218	9,135
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	87,570	87,306
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	140,116	139,607

Ford Credit Auto Receivables
4.00%, 12/12/05	15,334	15,264
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	433,855	432,321
Galaxy Funding Inc.
4.23%, 04/18/06	26,455	25,933
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	160,269	160,111
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	138,268	137,645
General Electric Co.
3.98%, 12/30/05	46,089	45,789
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	294,445	294,053
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	115,223	114,865
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	221,229	219,732
HSBC PLC
3.88%, 02/03/06	27,654	27,373
Jupiter Securitization Corp.
4.01%, 11/29/05	108,294	107,956
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	192,653	191,629
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	73,743	73,538
Nordea North America Inc.
4.16%, 04/04/06	96,788	95,065
Park Avenue Receivables Corp.
4.00%, 11/22/05	143,478	143,143
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	358,575	357,504
Park Sienna LLC
4.01%, 11/23/05	18,497	18,452
Polonius Inc.
4.01%, 11/23/05	50,698	50,574
Preferred Receivables Funding
4.01%, 11/29/05	25,069	24,991
Ranger Funding Co. LLC
4.03%, 11/30/05	97,566	97,250
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	92,179	91,097
Sedna Finance Inc.
3.92%, 02/21/06	23,045	22,764
Sigma Finance Inc.
4.16%, 04/06/06	55,307	54,310
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	70,056	69,730
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	258,583	257,976
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	19,830	19,782
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	61,617	61,179
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	372,327	371,145

		5,063,614

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	46,089	46,089

		46,089

MEDIUM-TERM NOTES (3)—0.09%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	28,575	28,573
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	147,486	147,472

		176,045

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (5) (6)	106,891	106,891

		106,891

REPURCHASE AGREEMENTS (3)—1.93%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $921,889 and an effective yield of 4.03%. (7)	$921,786	921,786
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $921,889 and an effective yield of 4.03%. (7)	921,786	921,786
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,198,456 and an effective yield of 4.03%. (7)	1,198,322	1,198,322
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $230,472 and an effective yield of 4.05%. (7)	230,446	230,446
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $460,945 and an effective yield of 4.03%. (7)	460,893	460,893

		3,733,233

TIME DEPOSITS (3)—0.21%
Deutsche Bank
4.03%, 11/01/05	120,668	120,668
SunTrust Bank
3.97%, 11/01/05	276,536	276,536

		397,204

VARIABLE & FLOATING RATE NOTES (3)—3.98%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	287,136	287,206
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	354,888	354,886
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	152,095	152,094
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	50,698	50,730
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	299,580	299,758

Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	59,916	59,916
Bank of America N.A.
3.81%, 08/10/06	460,893	460,893
Bank of Ireland
3.97%, 11/17/06 (4)	92,179	92,179
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	229,525	229,512
BMW US Capital LLC
3.94%, 11/15/06 (4)	92,179	92,179
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	247,960	247,952
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	23,045	23,045
DEPFA Bank PLC
3.88%, 09/15/06	92,179	92,179
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	146,564	146,569
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	92,179	92,179
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	92,179	92,178
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	184,357	184,357
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	64,525	64,526
General Electric Capital Corp.
4.04%, 10/06/06	41,480	41,516
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	69,134	69,134
Hartford Life Global Funding Trusts
3.96%, 08/15/06	92,179	92,179
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	92,179	92,179
HSBC Bank USA N.A.
4.20%, 05/04/06	32,263	32,276
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	175,139	175,141
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	96,679	96,678
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	359,496	359,522
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	46,089	46,089
Marshall & Ilsley Bank
4.10%, 02/20/06	92,179	92,212
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	275,614	275,802
Mound Financing PLC
3.94%, 11/08/06 (4)	184,357	184,357
Natexis Banques Populaires
3.95%, 10/16/06 (4)	69,134	69,134
National City Bank (Ohio)
3.83%, 01/06/06	46,089	46,087
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	341,061	341,083
Nordea Bank AB
3.92%, 08/11/06 (4)	161,313	161,313
Northern Rock PLC
3.87%, 08/03/06 (4)	110,614	110,619
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	250,726	250,726
Principal Life Income Funding Trusts
3.74%, 05/10/06	69,134	69,136

Royal Bank of Scotland
3.80%, 04/05/06	123,289	123,269
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	78,352	78,350
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	378,854	378,853
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	92,179	92,179
Strips III LLC
4.08%, 07/24/06 (4) (8)	25,961	25,961
SunTrust Bank
4.19%, 04/28/06	138,268	138,268
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	205,558	205,539
Toyota Motor Credit Corp.
3.95%, 04/10/06	41,480	41,480
Union Hamilton Special Funding LLC
4.00%, 03/28/06	92,179	92,179
US Bank N.A.
4.01%, 09/29/06	41,480	41,470
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	205,064	205,064
Wells Fargo & Co.
3.96%, 09/15/06 (4)	46,089	46,093
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	161,313	161,302
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	235,977	235,973
Winston Funding Ltd.
4.26%, 01/23/06 (4)	65,816	65,816
World Savings Bank
3.89%, 03/09/06	138,268	138,265

		7,697,582

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,175,684)		19,175,684

TOTAL INVESTMENTS IN SECURITIES — 109.85% (Cost: $230,982,515)		212,391,581
Other Assets, Less Liabilities — (9.85)%		(19,051,358)

NET ASSETS — 100.00%		$193,340,223

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.98%
COMPUTERS—3.22%
SanDisk Corp. (1) (2)	195,326	$11,502,748

		11,502,748

ELECTRICAL COMPONENTS & EQUIPMENT—2.48%
ASM Lithography Holding NV NYS (1) (2)	521,549	8,855,902

		8,855,902

ELECTRONICS—0.38%
Cymer Inc. (1)	38,983	1,358,558

		1,358,558

SEMICONDUCTORS—82.36%
Advanced Micro Devices Inc. (1)	425,867	9,888,632
Agere Systems Inc. (1)	195,021	2,028,218
Altera Corp. (1)	400,669	6,671,139
AMIS Holdings Inc. (1) (2)	92,246	1,027,620
Amkor Technology Inc. (1) (2)	190,630	1,006,526
Analog Devices Inc.	398,984	13,876,664
Applied Materials Inc.	1,711,586	28,035,779
Applied Micro Circuits Corp. (1)	330,656	806,801
Atmel Corp. (1) (2)	518,363	1,275,173
Axcelis Technologies Inc. (1) (2)	108,077	470,135
Broadcom Corp. Class A (1)	298,698	12,682,717
Conexant Systems Inc. (1)	508,307	986,116
Cypress Semiconductor Corp. (1) (2)	142,186	1,933,730
Entegris Inc. (1)	142,547	1,391,259
Fairchild Semiconductor International Inc. Class A (1)	129,168	1,989,187
FormFactor Inc. (1)	42,288	1,041,131
Freescale Semiconductor Inc. Class A (1) (2)	141,403	3,349,837
Freescale Semiconductor Inc. Class B (1)	291,245	6,954,931
Integrated Device Technology Inc. (1)	211,248	2,087,130
Intel Corp.	1,075,127	25,265,484
International Rectifier Corp. (1) (2)	69,555	2,058,132
Intersil Corp. Class A	164,914	3,753,443
KLA-Tencor Corp.	212,306	9,827,645
Lam Research Corp. (1)	149,544	5,045,615
Linear Technology Corp.	329,946	10,957,507
LSI Logic Corp. (1)	418,383	3,393,086
Marvell Technology Group Ltd. (1)	300,998	13,969,317
Maxim Integrated Products Inc.	353,652	12,264,651
MEMC Electronic Materials Inc. (1) (2)	225,607	4,047,390
Micrel Inc. (1) (2)	94,069	940,690
Microchip Technology Inc. (2)	224,935	6,786,289
Micron Technology Inc. (1)	662,981	8,612,123
Microsemi Corp. (1) (2)	66,381	1,538,048
MKS Instruments Inc. (1) (2)	58,168	1,097,630
National Semiconductor Corp.	376,394	8,517,796
Novellus Systems Inc.	149,013	3,257,424

NVIDIA Corp. (1)	182,801	6,132,974
ON Semiconductor Corp. (1) (2)	275,352	1,277,633
PMC-Sierra Inc. (1) (2)	194,249	1,379,168
Rambus Inc. (1) (2)	107,122	1,365,805
Semtech Corp. (1) (2)	79,671	1,201,439
SigmaTel Inc. (1) (2)	38,503	524,026
Silicon Image Inc. (1)	85,275	782,824
Silicon Laboratories Inc. (1)	56,996	1,833,561
Skyworks Solutions Inc. (1)	169,937	910,862
ST Microelectronics NV NYS (2)	975,773	16,070,981
Teradyne Inc. (1)	211,271	2,860,609
Texas Instruments Inc.	1,062,497	30,334,289
Varian Semiconductor Equipment Associates Inc. (1) (2)	39,722	1,502,286
Xilinx Inc.	378,295	9,060,165

		294,071,617

SOFTWARE—1.10%
ATI Technologies Inc. (1)	272,176	3,932,943

		3,932,943

TELECOMMUNICATIONS—10.44%
Motorola Inc.	1,633,681	36,202,371
RF Micro Devices Inc. (1)	202,311	1,060,110

		37,262,481

TOTAL COMMON STOCKS (Cost: $389,923,572)		356,984,249

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.39%
CERTIFICATES OF DEPOSIT (3)—0.96%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$80,682	80,680
Bank of Nova Scotia
3.79%, 01/03/06	64,546	64,542
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	145,228	145,222
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	242,046	242,046
Credit Suisse New York
3.98%, 07/19/06	403,410	403,410
Dexia Credit Local
4.02%, 08/30/06	80,682	80,669
Fortis Bank NY
3.83% - 3.84%, 01/25/06	242,046	242,047
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	419,546	419,546
HSBC Bank USA N.A.
3.72%, 08/03/06	80,682	80,704
Nordea Bank AB
3.80%, 10/02/06	96,818	96,798
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	242,046	242,011
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	250,114	250,081
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	443,751	443,762

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	129,091	129,091
Unicredito Italiano SpA
3.80%, 06/14/06	209,773	209,727
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	292,069	292,065

		3,422,401

COMMERCIAL PAPER (3)—2.48%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	161,364	160,300
Amsterdam Funding Corp.
4.05%, 11/01/05	242,046	242,046
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	403,410	402,832
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	564,774	563,055
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	216,694	215,695
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	201,705	200,904
CC USA Inc.
4.23%, 04/21/06	48,409	47,437
Chariot Funding LLC
4.00%, 11/23/05	144,113	143,760
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	206,546	205,857
Dorada Finance Inc.
3.76%, 01/26/06	16,136	15,991
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	153,296	152,834
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	245,281	244,389
Ford Credit Auto Receivables
4.00%, 12/12/05	26,843	26,721
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	759,489	756,803
Galaxy Funding Inc.
4.23%, 04/18/06	46,311	45,397
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	280,560	280,282
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	242,046	240,956
General Electric Co.
3.98%, 12/30/05	80,682	80,156
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	515,443	514,753
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	201,705	201,078
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	387,273	384,653
HSBC PLC
3.88%, 02/03/06	48,409	47,919
Jupiter Securitization Corp.
4.01%, 11/29/05	189,575	188,984
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	337,251	335,457
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	129,091	128,732
Nordea North America Inc.
4.16%, 04/04/06	169,432	166,417

Park Avenue Receivables Corp.
4.00%, 11/22/05	251,166	250,580
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	627,706	625,833
Park Sienna LLC
4.01%, 11/23/05	32,381	32,302
Polonius Inc.
4.01%, 11/23/05	88,750	88,533
Preferred Receivables Funding
4.01%, 11/29/05	43,885	43,748
Ranger Funding Co. LLC
4.03%, 11/30/05	170,796	170,241
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	161,364	159,471
Sedna Finance Inc.
3.92%, 02/21/06	40,341	39,849
Sigma Finance Inc.
4.16%, 04/06/06	96,818	95,073
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	122,637	122,066
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	452,665	451,600
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	34,714	34,629
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	107,864	107,098
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	651,780	649,711

		8,864,142

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	80,682	80,682

		80,682

MEDIUM-TERM NOTES (3)—0.09%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	50,023	50,019
K2 USA LLC
3.90%—3.94%, 07/07/06—09/11/06 (4)	258,182	258,158

		308,177

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93% (5) (6)	164,557	164,557

		164,557

REPURCHASE AGREEMENTS (3)—1.83%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,613,821 and an effective yield of 4.03%. (7)	$1,613,640	1,613,640
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,613,821 and an effective yield of 4.03%. (7)	1,613,640	1,613,640

Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,097,967 and an effective yield of 4.03%. (7)	2,097,732	2,097,732
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $403,455 and an effective yield of 4.05%. (7)	403,410	403,410
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $806,910 and an effective yield of 4.03%. (7)	806,820	806,820

		6,535,242

TIME DEPOSITS (3)—0.19%
Deutsche Bank
4.03%, 11/01/05	211,237	211,237
SunTrust Bank
3.97%, 11/01/05	484,092	484,092

		695,329

VARIABLE & FLOATING RATE NOTES (3)—3.77%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	502,649	502,773
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	621,251	621,248
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	266,251	266,251
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	88,750	88,806
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	524,433	524,744
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	104,887	104,887
Bank of America N.A.
3.81%, 08/10/06	806,820	806,820
Bank of Ireland
3.97%, 11/17/06 (4)	161,364	161,364
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	401,796	401,773
BMW US Capital LLC
3.94%, 11/15/06 (4)	161,364	161,364
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	434,069	434,056
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	40,341	40,341
DEPFA Bank PLC
3.88%, 09/15/06	161,364	161,364
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	256,569	256,577
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	161,364	161,364
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	161,364	161,362
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	322,728	322,728
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	112,955	112,956
General Electric Capital Corp.
4.04%, 10/06/06	72,614	72,675

Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	121,023	121,023
Hartford Life Global Funding Trusts
3.96%, 08/15/06	161,364	161,364
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	161,364	161,364
HSBC Bank USA N.A.
4.20%, 05/04/06	56,477	56,501
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	306,592	306,593
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	169,241	169,242
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	629,319	629,363
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	80,682	80,682
Marshall & Ilsley Bank
4.10%, 02/20/06	161,364	161,423
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	482,478	482,807
Mound Financing PLC
3.94%, 11/08/06 (4)	322,728	322,728
Natexis Banques Populaires
3.95%, 10/16/06 (4)	121,023	121,023
National City Bank (Ohio)
3.83%, 01/06/06	80,682	80,678
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	597,047	597,085
Nordea Bank AB
3.92%, 08/11/06 (4)	282,387	282,387
Northern Rock PLC
3.87%, 08/03/06 (4)	193,637	193,644
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	438,910	438,910
Principal Life Income Funding Trusts
3.74%, 05/10/06	121,023	121,026
Royal Bank of Scotland
3.80%, 04/05/06	215,824	215,789
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	137,159	137,155
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	663,206	663,202
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	161,364	161,364
Strips III LLC
4.08%, 07/24/06 (4) (8)	45,446	45,446
SunTrust Bank
4.19%, 04/28/06	242,046	242,046
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	359,842	359,809
Toyota Motor Credit Corp.
3.95%, 04/10/06	72,614	72,613
Union Hamilton Special Funding LLC
4.00%, 03/28/06	161,364	161,364
US Bank N.A.
4.01%, 09/29/06	72,614	72,596
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	358,976	358,977
Wells Fargo & Co.
3.96%, 09/15/06 (4)	80,682	80,689
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	282,387	282,370
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	413,092	413,084

Winston Funding Ltd.
4.26%, 01/23/06 (4)	115,214	115,214
World Savings Bank
3.89%, 03/09/06	242,046	242,041

		13,475,055

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,545,585)		33,545,585

TOTAL INVESTMENTS IN SECURITIES — 109.37% (Cost: $423,469,157)		390,529,834
Other Assets, Less Liabilities — (9.37)%		(33,461,323)

NET ASSETS — 100.00%		$357,068,511

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—100.02%
COMPUTERS—4.26%
Cadence Design Systems Inc. (1)	240,120	$3,837,118
Kronos Inc. (1) (2)	32,059	1,470,226
Mentor Graphics Corp. (1)	70,894	586,293
Synopsys Inc. (1)	120,610	2,285,559

		8,179,196

INTERNET—21.51%
Check Point Software Technologies Ltd. (1)	217,503	4,863,367
Internet Security Systems Inc. (1) (2)	39,868	981,949
McAfee Inc. (1) (2)	139,287	4,182,789
RSA Security Inc. (1) (2)	60,141	685,607
Symantec Corp. (1)	1,002,066	23,899,274
TIBCO Software Inc. (1) (2)	180,712	1,371,604
VeriSign Inc. (1) (2)	224,994	5,316,608

		41,301,198

SOFTWARE—71.91%
Activision Inc. (1) (2)	227,437	3,586,689
Adobe Systems Inc.	332,129	10,711,160
Advent Software Inc. (1) (2)	28,799	884,705
Autodesk Inc.	196,880	8,885,194
BEA Systems Inc. (1) (2)	334,512	2,950,396
BMC Software Inc. (1)	185,715	3,638,157
Borland Software Corp. (1)	71,325	360,191
Citrix Systems Inc. (1)	145,924	4,023,125
Cognos Inc. (1)	80,826	3,033,400
Computer Associates International Inc.	503,565	14,084,713
Compuware Corp. (1)	325,061	2,629,743
Electronic Arts Inc. (1)	257,953	14,672,367
Fair Isaac Corp. (2)	59,868	2,500,088
FileNET Corp. (1) (2)	35,315	994,117
Hyperion Solutions Corp. (1) (2)	34,979	1,691,584
Informatica Corp. (1) (2)	74,836	890,548
Intuit Inc. (1)	155,837	7,157,593
Mercury Interactive Corp. (1)	75,330	2,620,731
Microsoft Corp.	610,753	15,696,352
NetIQ Corp. (1) (2)	47,923	574,597
Novell Inc. (1)	313,714	2,390,501
Open Text Corp. (1) (2)	41,226	564,384
Oracle Corp. (1)	1,221,854	15,493,109
Parametric Technology Corp. (1)	238,081	1,549,907
Quest Software Inc. (1)	83,913	1,167,230
Red Hat Inc. (1) (2)	143,435	3,330,561
Salesforce.com Inc. (1) (2)	89,546	2,237,755
Siebel Systems Inc.	437,637	4,529,543
Sybase Inc. (1) (2)	76,046	1,692,023
Take-Two Interactive Software Inc. (1) (2)	63,507	1,311,420
THQ Inc. (1) (2)	54,682	1,267,529
Wind River Systems Inc. (1) (2)	73,945	968,680

		138,088,092

TELECOMMUNICATIONS—2.34%
Amdocs Ltd. (1)	169,974	4,499,212

		4,499,212

TOTAL COMMON STOCKS (Cost: $201,955,038)		192,067,698

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.52%
CERTIFICATES OF DEPOSIT (3)—1.08%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$48,761	48,761
Bank of Nova Scotia
3.79%, 01/03/06	39,009	39,007
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	87,770	87,767
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	146,283	146,283
Credit Suisse New York
3.98%, 07/19/06	243,805	243,805
Dexia Credit Local
4.02%, 08/30/06	48,761	48,753
Fortis Bank NY
3.83% - 3.84%, 01/25/06	146,283	146,284
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	253,558	253,557
HSBC Bank USA N.A.
3.72%, 08/03/06	48,761	48,774
Nordea Bank AB
3.80%, 10/02/06	58,513	58,501
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	146,283	146,262
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	151,159	151,139
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	268,186	268,193
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	78,018	78,018
Unicredito Italiano SpA
3.80%, 06/14/06	126,779	126,751
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	176,515	176,513

		2,068,368

COMMERCIAL PAPER (3)—2.79%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	97,522	96,881
Amsterdam Funding Corp.
4.05%, 11/01/05	146,283	146,283
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	243,805	243,456
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	341,328	340,289
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	130,962	130,359

CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	121,903	121,419
CC USA Inc.
4.23%, 04/21/06	29,257	28,669
Chariot Funding LLC
4.00%, 11/23/05	87,096	86,883
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	124,828	124,412
Dorada Finance Inc.
3.76%, 01/26/06	9,752	9,665
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	92,646	92,367
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	148,239	147,699
Ford Credit Auto Receivables
4.00%, 12/12/05	16,223	16,149
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	459,006	457,382
Galaxy Funding Inc.
4.23%, 04/18/06	27,989	27,436
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	169,560	169,392
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	146,283	145,624
General Electric Co.
3.98%, 12/30/05	48,761	48,443
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	311,514	311,097
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	121,903	121,524
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	234,053	232,470
HSBC PLC
3.88%, 02/03/06	29,257	28,960
Jupiter Securitization Corp.
4.01%, 11/29/05	114,572	114,215
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	203,821	202,737
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	78,018	77,801
Nordea North America Inc.
4.16%, 04/04/06	102,398	100,576
Park Avenue Receivables Corp.
4.00%, 11/22/05	151,795	151,441
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	379,361	378,230
Park Sienna LLC
4.01%, 11/23/05	19,570	19,522
Polonius Inc.
4.01%, 11/23/05	53,637	53,506
Preferred Receivables Funding
4.01%, 11/29/05	26,522	26,439
Ranger Funding Co. LLC
4.03%, 11/30/05	103,222	102,887
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	97,522	96,378
Sedna Finance Inc.
3.92%, 02/21/06	24,381	24,083
Sigma Finance Inc.
4.16%, 04/06/06	58,513	57,459
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	74,117	73,771

Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	273,573	272,929
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	20,980	20,929
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	65,189	64,726
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	393,911	392,661

		5,357,149

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	48,761	48,761

		48,761

MEDIUM-TERM NOTES (3)—0.10%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	30,232	30,230
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	156,036	156,021

		186,251

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (5) (6)	22,573	22,573

		22,573

REPURCHASE AGREEMENTS (3)—2.06%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $975,331 and an effective yield of 4.03%. (7)	$975,222	975,222
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $975,331 and an effective yield of 4.03%. (7)	975,222	975,222
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,267,931 and an effective yield of 4.03%. (7)	1,267,789	1,267,789
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $243,832 and an effective yield of 4.05%. (7)	243,805	243,805
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $487,666 and an effective yield of 4.03%. (7)	487,611	487,611

		3,949,649

TIME DEPOSITS (3)—0.22%
Deutsche Bank
4.03%, 11/01/05	127,663	127,663
SunTrust Bank
3.97%, 11/01/05	292,567	292,567

		420,230

VARIABLE & FLOATING RATE NOTES (3)—4.24%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	303,782	303,856
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	375,460	375,459
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	160,912	160,912
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	53,637	53,671
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	316,947	317,136
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	63,389	63,389
Bank of America N.A.
3.81%, 08/10/06	487,611	487,611
Bank of Ireland
3.97%, 11/17/06 (4)	97,522	97,522
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	242,830	242,817
BMW US Capital LLC
3.94%, 11/15/06 (4)	97,522	97,522
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	262,335	262,327
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	24,381	24,381
DEPFA Bank PLC
3.88%, 09/15/06	97,522	97,522
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	155,060	155,066
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	97,522	97,522
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	97,522	97,522
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	195,044	195,044
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	68,266	68,266
General Electric Capital Corp.
4.04%, 10/06/06	43,885	43,922
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	73,142	73,142
Hartford Life Global Funding Trusts
3.96%, 08/15/06	97,522	97,522
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	97,522	97,522
HSBC Bank USA N.A.
4.20%, 05/04/06	34,133	34,147
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	185,292	185,294
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	102,283	102,283
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	380,337	380,363
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	48,761	48,761
Marshall & Ilsley Bank
4.10%, 02/20/06	97,522	97,558
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	291,591	291,790
Mound Financing PLC
3.94%, 11/08/06 (4)	195,044	195,044

Natexis Banques Populaires
3.95%, 10/16/06 (4)	73,142	73,142
National City Bank (Ohio)
3.83%, 01/06/06	48,761	48,758
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	360,832	360,855
Nordea Bank AB
3.92%, 08/11/06 (4)	170,664	170,664
Northern Rock PLC
3.87%, 08/03/06 (4)	117,027	117,031
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	265,260	265,261
Principal Life Income Funding Trusts
3.74%, 05/10/06	73,142	73,144
Royal Bank of Scotland
3.80%, 04/05/06	130,436	130,415
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	82,894	82,891
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	400,816	400,813
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	97,522	97,522
Strips III LLC
4.08%, 07/24/06 (4) (8)	27,466	27,466
SunTrust Bank
4.19%, 04/28/06	146,283	146,283
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	217,474	217,455
Toyota Motor Credit Corp.
3.95%, 04/10/06	43,885	43,885
Union Hamilton Special Funding LLC
4.00%, 03/28/06	97,522	97,522
US Bank N.A.
4.01%, 09/29/06	43,885	43,875
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	216,952	216,951
Wells Fargo & Co.
3.96%, 09/15/06 (4)	48,761	48,765
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	170,664	170,654
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	249,657	249,652
Winston Funding Ltd.
4.26%, 01/23/06 (4)	69,631	69,631
World Savings Bank
3.89%, 03/09/06	146,283	146,280

		8,143,808

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,196,789)		20,196,789

TOTAL INVESTMENTS IN SECURITIES — 110.54% (Cost: $222,151,827)		212,264,487
Other Assets, Less Liabilities — (10.54)%		(20,242,270)

NET ASSETS — 100.00%		$192,022,217

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
ADVERTISING—0.24%
Getty Images Inc. (1) (2)	7,598	$630,710

		630,710

COMMERCIAL SERVICES—1.80%
Accenture Ltd.	71,525	1,881,823
BearingPoint Inc. (1)	24,652	173,057
ChoicePoint Inc. (1)	11,168	471,960
Convergys Corp. (1)	17,584	285,740
Hewitt Associates Inc. Class A (1)	6,353	169,562
Paychex Inc. (2)	47,088	1,825,131

		4,807,273

COMPUTERS—23.55%
Affiliated Computer Services Inc. Class A (1)	14,863	804,237
Anteon International Corp. (1)	4,533	204,892
Apple Computer Inc. (1)	102,393	5,896,813
BISYS Group Inc. (The) (1)	14,939	189,426
Brocade Communications Systems Inc. (1)	33,263	123,738
CACI International Inc. Class A (1)	3,715	202,616
Cadence Design Systems Inc. (1) (2)	34,207	546,628
Ceridian Corp. (1)	18,577	407,022
Cognizant Technology Solutions Corp. (1)	16,793	738,556
Computer Sciences Corp. (1)	22,833	1,170,191
Creative Technology Ltd. (2)	10,456	77,897
Dell Inc. (1)	300,785	9,589,026
DST Systems Inc. (1) (2)	10,347	580,674
Electronic Data Systems Corp.	64,574	1,505,220
Electronics For Imaging Inc. (1)	6,705	168,363
EMC Corp. (1)	298,647	4,169,112
Gateway Inc. (1) (2)	45,954	130,969
Henry (Jack) & Associates Inc. (2)	11,302	203,210
Hewlett-Packard Co.	358,593	10,054,948
Imation Corp.	4,162	178,175
Intergraph Corp. (1) (2)	3,500	169,330
International Business Machines Corp.	200,418	16,410,226
Kronos Inc. (1) (2)	3,976	182,339
Lexmark International Inc. (1)	15,343	637,041
Maxtor Corp. (1)	31,419	109,966
Mentor Graphics Corp. (1) (2)	9,702	80,236
National Instruments Corp.	9,869	235,869
Network Appliance Inc. (1)	45,400	1,242,144
Palm Inc. (1)	6,087	156,375
Perot Systems Corp. Class A (1) (2)	14,444	200,194
Research in Motion Ltd. (1)	23,569	1,449,258
Reynolds & Reynolds Co. (The) Class A	7,830	207,808
SanDisk Corp. (1) (2)	22,467	1,323,082
Seagate Technology	58,829	852,432
SRA International Inc. Class A (1)	4,725	155,074
Sun Microsystems Inc. (1)	423,794	1,695,176

Synopsys Inc. (1)	17,824	337,765
Unisys Corp. (1)	42,031	214,778
Western Digital Corp. (1)	26,402	319,464

		62,920,270

DISTRIBUTION & WHOLESALE—0.35%
CDW Corp.	10,109	569,642
Ingram Micro Inc. Class A (1)	19,771	357,855

		927,497

ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
ASM Lithography Holding NV NYS (1) (2)	59,979	1,018,443

		1,018,443

ELECTRONICS—2.81%
Agilent Technologies Inc. (1)	61,115	1,956,291
Amphenol Corp. Class A (2)	10,936	437,112
Arrow Electronics Inc. (1) (2)	14,591	430,580
Avnet Inc. (1)	14,964	344,920
AVX Corp. (2)	21,466	265,749
Benchmark Electronics Inc. (1) (2)	5,164	145,057
Celestica Inc. (1)	23,243	222,203
Cymer Inc. (1)	4,489	156,442
Flextronics International Ltd. (1)	70,123	651,443
Jabil Circuit Inc. (1) (2)	25,085	748,787
KEMET Corp. (1)	10,744	74,348
Nam Tai Electronics Inc.	5,289	119,796
PerkinElmer Inc.	16,084	354,974
Sanmina-SCI Corp. (1)	65,190	237,943
Solectron Corp. (1)	120,568	425,605
Symbol Technologies Inc.	30,601	253,988
Tektronix Inc. (2)	10,941	251,424
Trimble Navigation Ltd. (1)	6,550	189,098
Vishay Intertechnology Inc. (1)	21,020	238,367

		7,504,127

ENTERTAINMENT—0.04%
Macrovision Corp. (1)	6,262	117,976

		117,976

INTERNET—12.80%
Akamai Technologies Inc. (1) (2)	15,840	274,666
Amazon.com Inc. (1)	51,100	2,037,868
Avocent Corp. (1)	6,169	189,142
Check Point Software Technologies Ltd. (1)	31,927	713,888
CheckFree Corp. (1) (2)	11,289	479,782
CNET Networks Inc. (1) (2)	18,081	245,721
Digital River Inc. (1) (2)	4,258	119,267
EarthLink Inc. (1)	17,274	190,187
eBay Inc. (1) (2)	167,622	6,637,831
Expedia Inc. (1)	41,827	785,929
F5 Networks Inc. (1) (2)	4,661	242,512
Google Inc. Class A (1)	21,279	7,918,767
IAC/InterActiveCorp (1)	41,827	1,070,771
InfoSpace Inc. (1)	4,115	103,369
Internet Security Systems Inc. (1)	5,655	139,283
Macromedia Inc. (1)	8,652	379,996
McAfee Inc. (1) (2)	20,182	606,065
Monster Worldwide Inc. (1) (2)	14,402	472,530
Overstock.com Inc. (1) (2)	2,524	84,125
RealNetworks Inc. (1)	21,240	165,672
RSA Security Inc. (1) (2)	8,836	100,730
Symantec Corp. (1) (2)	147,949	3,528,584

TIBCO Software Inc. (1)	26,780	203,260
VeriSign Inc. (1)	32,800	775,064
WebEx Communications Inc. (1) (2)	5,650	129,441
Websense Inc. (1) (2)	2,967	175,290
Yahoo! Inc. (1)	173,524	6,415,182

		34,184,922

LEISURE TIME—0.12%
Sabre Holdings Corp.	16,260	317,558

		317,558

MACHINERY—0.23%
Unova Inc. (1) (2)	7,612	235,972
Zebra Technologies Corp. Class A (1) (2)	8,925	384,757

		620,729

SEMICONDUCTORS—19.62%
Advanced Micro Devices Inc. (1) (2)	48,974	1,137,176
Agere Systems Inc. (1)	22,415	233,116
Altera Corp. (1)	46,078	767,199
AMIS Holdings Inc. (1)	10,610	118,195
Amkor Technology Inc. (1)	21,917	115,722
Analog Devices Inc.	46,035	1,601,097
Applied Materials Inc. (2)	204,335	3,347,007
Applied Micro Circuits Corp. (1)	37,779	92,181
ASE Test Ltd. (1) (2)	12,514	69,077
Atmel Corp. (1) (2)	59,622	146,670
Axcelis Technologies Inc. (1) (2)	12,388	53,888
Broadcom Corp. Class A (1)	34,472	1,463,681
Conexant Systems Inc. (1)	58,491	113,473
Cree Inc. (1) (2)	9,313	223,884
Cypress Semiconductor Corp. (1) (2)	16,341	222,238
Emulex Corp. (1) (2)	10,286	190,394
Entegris Inc. (1)	16,343	159,508
Fairchild Semiconductor International Inc. Class A (1)	14,798	227,889
FormFactor Inc. (1) (2)	4,866	119,801
Freescale Semiconductor Inc. Class A (1) (2)	16,252	385,010
Freescale Semiconductor Inc. Class B (1)	33,476	799,407
Integrated Device Technology Inc. (1)	24,261	239,699
Intel Corp.	766,818	18,020,223
International Rectifier Corp. (1)	7,996	236,602
Intersil Corp. Class A	18,956	431,439
KLA-Tencor Corp.	24,506	1,134,383
Lam Research Corp. (1)	17,168	579,248
Linear Technology Corp.	38,077	1,264,537
LSI Logic Corp. (1)	48,090	390,010
Marvell Technology Group Ltd. (1)	34,734	1,612,005
Maxim Integrated Products Inc.	40,798	1,414,875
MEMC Electronic Materials Inc. (1)	25,933	465,238
Micrel Inc. (1)	10,829	108,290
Microchip Technology Inc. (2)	25,855	780,045
Micron Technology Inc. (1)	76,248	990,462
Microsemi Corp. (1)	7,646	177,158
MKS Instruments Inc. (1)	6,687	126,184
National Semiconductor Corp.	43,285	979,540
Novellus Systems Inc.	17,130	374,462
NVIDIA Corp. (1)	21,013	704,986
OmniVision Technologies Inc. (1) (2)	7,054	90,926
ON Semiconductor Corp. (1)	31,668	146,940
PMC-Sierra Inc. (1) (2)	22,312	158,415
QLogic Corp. (1)	11,386	343,402
Rambus Inc. (1)	12,310	156,952

Semtech Corp. (1)	9,138	137,801
SigmaTel Inc. (1)	4,427	60,251
Silicon Image Inc. (1)	9,814	90,093
Silicon Laboratories Inc. (1)	6,549	210,681
Skyworks Solutions Inc. (1)	19,437	104,182
STMicroelectronics NV NYS	112,560	1,853,863
Teradyne Inc. (1) (2)	24,282	328,778
Texas Instruments Inc.	206,536	5,896,603
Varian Semiconductor Equipment Associates Inc. (1) (2)	4,549	172,043
Xilinx Inc.	43,675	1,046,016

		52,412,945

SOFTWARE—21.25%
Activision Inc. (1)	32,956	519,715
Acxiom Corp.	10,604	226,289
Adobe Systems Inc.	60,834	1,961,896
Advent Software Inc. (1) (2)	3,817	117,258
ATI Technologies Inc. (1)	31,287	452,097
Autodesk Inc.	28,466	1,284,671
Automatic Data Processing Inc.	72,514	3,383,503
Avid Technology Inc. (1)	5,130	252,550
BEA Systems Inc. (1)	49,435	436,017
BMC Software Inc. (1)	27,471	538,157
Borland Software Corp. (1)	9,801	49,495
Certegy Inc.	7,641	286,232
Citrix Systems Inc. (1)	20,991	578,722
Cognos Inc. (1)	11,233	421,574
Computer Associates International Inc. (2)	73,558	2,057,417
Compuware Corp. (1)	48,039	388,635
CSG Systems International Inc. (1)	6,243	146,773
Electronic Arts Inc. (1)	38,120	2,168,266
Fair Isaac Corp. (2)	8,367	349,406
FileNET Corp. (1) (2)	5,064	142,552
First Data Corp.	96,778	3,914,670
Fiserv Inc. (1)	23,720	1,036,090
Global Payments Inc.	9,660	413,931
Hyperion Solutions Corp. (1)	5,015	242,525
Informatica Corp. (1) (2)	10,761	128,056
Intuit Inc. (1)	22,479	1,032,460
Keane Inc. (1) (2)	7,739	87,451
Mercury Interactive Corp. (1)	10,728	373,227
Microsoft Corp.	876,460	22,525,022
NetIQ Corp. (1) (2)	6,721	80,585
Novell Inc. (1) (2)	47,249	360,037
Open Text Corp. (1) (2)	6,090	83,372
Oracle Corp. (1)	638,794	8,099,908
Parametric Technology Corp. (1)	33,627	218,912
Quest Software Inc. (1)	11,992	166,809
Red Hat Inc. (1) (2)	21,919	508,959
Salesforce.com Inc. (1) (2)	13,157	328,793
Siebel Systems Inc.	64,075	663,176
Sybase Inc. (1) (2)	11,093	246,819
Take-Two Interactive Software Inc. (1) (2)	8,712	179,903
THQ Inc. (1) (2)	7,303	169,284
Wind River Systems Inc. (1)	10,434	136,685

		56,757,899

TELECOMMUNICATIONS—16.73%
ADC Telecommunications Inc. (1)	14,387	251,053
ADTRAN Inc.	9,312	281,688
Amdocs Ltd. (1)	24,963	660,771
Andrew Corp. (1)	20,094	213,398

Avaya Inc. (1)	59,163	681,558
Black Box Corp.	2,096	84,092
CIENA Corp. (1)	71,185	168,708
Cisco Systems Inc. (1)	793,900	13,853,555
Comverse Technology Inc. (1)	24,837	623,409
Corning Inc. (1)	176,876	3,553,439
Crown Castle International Corp. (1)	27,170	666,208
Foundry Networks Inc. (1)	17,124	204,289
Harris Corp.	16,569	680,986
InterDigital Communications Corp. (1)	6,624	127,115
Ixia (1) (2)	7,975	100,644
JDS Uniphase Corp. (1)	172,409	362,059
Juniper Networks Inc. (1) (2)	67,806	1,581,914
Lucent Technologies Inc. (1)	551,156	1,570,795
Motorola Inc.	304,704	6,752,241
Nortel Networks Corp. (1) (2)	531,058	1,725,938
Polycom Inc. (1)	12,122	185,467
QUALCOMM Inc.	202,968	8,070,008
RF Micro Devices Inc. (1)	23,246	121,809
Scientific-Atlanta Inc.	18,899	669,781
Sonus Networks Inc. (1)	30,792	134,253
Sycamore Networks Inc. (1)	34,126	132,750
Tekelec (1)	8,154	111,873
Tellabs Inc. (1)	55,595	531,488
3Com Corp. (1)	47,607	183,287
UTStarcom Inc. (1) (2)	14,229	78,544
West Corp. (1) (2)	8,468	334,063

		44,697,183

TOTAL COMMON STOCKS (Cost: $280,068,054)		266,917,532

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.01%
CERTIFICATES OF DEPOSIT (3)—0.81%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$51,059	51,053
Bank of Nova Scotia
3.79%, 01/03/06	40,847	40,845
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	91,906	91,902
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	153,176	153,177
Credit Suisse New York
3.98%, 07/19/06	255,294	255,294
Dexia Credit Local
4.02%, 08/30/06	51,059	51,050
Fortis Bank NY
3.83% - 3.84%, 01/25/06	153,176	153,177
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	265,506	265,507
HSBC Bank USA N.A.
3.72%, 08/03/06	51,059	51,072
Nordea Bank AB
3.80%, 10/02/06	61,271	61,257
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	153,176	153,155

Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	158,282	158,261
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	280,823	280,831
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	81,694	81,694
Unicredito Italiano SpA
3.80%, 06/14/06	132,753	132,724
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	184,833	184,830

		2,165,829

COMMERCIAL PAPER (3)—2.10%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	102,118	101,444
Amsterdam Funding Corp.
4.05%, 11/01/05	153,176	153,176
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	255,294	254,928
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	357,411	356,324
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	137,133	136,501
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	127,647	127,140
CC USA Inc.
4.23%, 04/21/06	30,635	30,020
Chariot Funding LLC
4.00%, 11/23/05	91,200	90,977
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	130,710	130,275
Dorada Finance Inc.
3.76%, 01/26/06	10,212	10,120
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	97,012	96,719
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	155,224	154,659
Ford Credit Auto Receivables
4.00%, 12/12/05	16,987	16,910
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	480,634	478,935
Galaxy Funding Inc.
4.23%, 04/18/06	29,308	28,729
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	177,550	177,374
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	153,176	152,486
General Electric Co.
3.98%, 12/30/05	51,059	50,726
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	326,193	325,757
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	127,647	127,250
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	245,082	243,423
HSBC PLC
3.88%, 02/03/06	30,635	30,325
Jupiter Securitization Corp.
4.01%, 11/29/05	119,971	119,597
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	213,426	212,290
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	81,694	81,467

Nordea North America Inc.
4.16%, 04/04/06	107,223	105,315
Park Avenue Receivables Corp.
4.00%, 11/22/05	158,948	158,577
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	397,237	396,052
Park Sienna LLC
4.01%, 11/23/05	20,492	20,442
Polonius Inc.
4.01%, 11/23/05	56,165	56,027
Preferred Receivables Funding
4.01%, 11/29/05	27,772	27,685
Ranger Funding Co. LLC
4.03%, 11/30/05	108,086	107,735
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	102,118	100,920
Sedna Finance Inc.
3.92%, 02/21/06	25,529	25,218
Sigma Finance Inc.
4.16%, 04/06/06	61,271	60,166
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	77,609	77,248
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	286,464	285,791
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	21,969	21,915
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	68,260	67,775
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	412,472	411,164

		5,609,582

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	51,059	51,059

		51,059

MEDIUM-TERM NOTES (3)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	31,656	31,654
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	163,388	163,372

		195,026

MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93% (5)(6)	285,710	285,710

		285,710

REPURCHASE AGREEMENTS (3)—1.55%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,021,289 and an effective yield of 4.03%. (7)	$1,021,175	1,021,175

Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,021,289 and an effective yield of 4.03%. (7)	1,021,175	1,021,175
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,327,677 and an effective yield of 4.03%. (7)	1,327,528	1,327,528
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $255,323 and an effective yield of 4.05%. (7)	255,294	255,294
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $510,645 and an effective yield of 4.03%. (7)	510,588	510,588

		4,135,760

TIME DEPOSITS (3)—0.16%
Deutsche Bank
4.03%, 11/01/05	133,679	133,679
SunTrust Bank
3.97%, 11/01/05	306,353	306,353

		440,032

VARIABLE & FLOATING RATE NOTES (3)—3.19%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	318,096	318,175
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	393,152	393,149
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	168,494	168,494
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	56,165	56,200
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	331,882	332,079
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	66,376	66,376
Bank of America N.A.
3.81%, 08/10/06	510,588	510,588
Bank of Ireland
3.97%, 11/17/06 (4)	102,118	102,118
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	254,273	254,258
BMW US Capital LLC
3.94%, 11/15/06 (4)	102,118	102,118
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	274,696	274,686
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	25,529	25,529
DEPFA Bank PLC
3.88%, 09/15/06	102,118	102,118
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	162,367	162,373
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	102,118	102,118
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	102,118	102,116
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	204,235	204,235

Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	71,482	71,483
General Electric Capital Corp.
4.04%, 10/06/06	45,953	45,992
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	76,588	76,588
Hartford Life Global Funding Trusts
3.96%, 08/15/06	102,118	102,118
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	102,118	102,118
HSBC Bank USA N.A.
4.20%, 05/04/06	35,741	35,756
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	194,023	194,024
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	107,103	107,103
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	398,258	398,286
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	51,059	51,059
Marshall & Ilsley Bank
4.10%, 02/20/06	102,118	102,155
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	305,331	305,539
Mound Financing PLC
3.94%, 11/08/06 (4)	204,235	204,235
Natexis Banques Populaires
3.95%, 10/16/06 (4)	76,588	76,588
National City Bank (Ohio)
3.83%, 01/06/06	51,059	51,056
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	377,835	377,860
Nordea Bank AB
3.92%, 08/11/06 (4)	178,706	178,706
Northern Rock PLC
3.87%, 08/03/06 (4)	122,541	122,546
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	277,760	277,759
Principal Life Income Funding Trusts
3.74%, 05/10/06	76,588	76,590
Royal Bank of Scotland
3.80%, 04/05/06	136,582	136,560
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	86,800	86,798
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	419,703	419,700
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	102,118	102,118
Strips III LLC
4.08%, 07/24/06 (4) (8)	28,760	28,760
SunTrust Bank
4.19%, 04/28/06	153,176	153,176
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	227,722	227,703
Toyota Motor Credit Corp.
3.95%, 04/10/06	45,953	45,953
Union Hamilton Special Funding LLC
4.00%, 03/28/06	102,118	102,118
US Bank N.A.
4.01%, 09/29/06	45,953	45,942
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	227,174	227,175

Wells Fargo & Co.
3.96%, 09/15/06 (4)	51,059	51,063
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	178,706	178,694
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	261,421	261,416
Winston Funding Ltd.
4.26%, 01/23/06 (4)	72,912	72,912
World Savings Bank
3.89%, 03/09/06	153,176	153,173

		8,527,552

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,410,550)		21,410,550

TOTAL INVESTMENTS IN SECURITIES — 107.93% (Cost: $301,478,604)		288,328,082
Other Assets, Less Liabilities — (7.93)%		(21,192,238)

NET ASSETS — 100.00%		$267,135,844

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.46%
AUSTRALIA—5.51%
Alumina Ltd. (1)	3,433,745	$14,854,375
Amcor Ltd.	1,507,730	7,513,758
AMP Ltd.	3,904,985	21,269,374
Aristocrat Leisure Ltd. (1)	814,555	7,065,786
Australia & New Zealand Banking Group Ltd. (1)	3,909,794	68,794,321
Australian Gas & Light Co. Ltd.	1,006,145	11,381,362
Australian Stock Exchange Ltd. (1)	341,530	7,341,360
BHP Billiton Ltd. (1)	7,915,880	122,722,757
BHP Steel (1)	1,850,463	11,710,397
Boral Ltd. (1)	1,732,045	9,809,259
Brambles Industries Ltd. (1)	2,112,250	13,335,516
Caltex Australia Ltd.	887,740	13,477,747
Coca-Cola Amatil Ltd.	1,721,335	9,800,048
Coles Myer Ltd.	2,616,215	19,605,691
Commonwealth Bank of Australia	2,662,625	77,347,105
Commonwealth Property Office Fund (1)	23,224,635	21,083,028
Computershare Ltd.	1,553,545	7,602,789
CSL Ltd.	415,310	11,636,208
CSR Ltd.	3,376,625	7,366,709
DB RREEF Trust	9,573,550	9,549,092
Foster’s Group Ltd.	5,181,260	22,452,835
Futuris Corp. Ltd.	3,289,349	4,546,629
GPT Group	3,886,204	11,149,737
Harvey Normand Holdings Ltd. (1)	2,270,520	4,834,794
Insurance Australia Group Ltd.	3,567,025	13,805,232
Investa Property Group	7,189,385	10,474,521
James Hardie Industries NV	1,322,147	8,386,780
John Fairfax Holdings Ltd.	2,564,450	7,894,039
Lend Lease Corp. Ltd.	971,040	9,881,480
Macquarie Airports	1,945,055	4,359,744
Macquarie Bank Ltd.	451,010	21,791,987
Macquarie Infrastructure Group	4,837,945	12,398,320
Mayne Group Ltd.	3,036,285	11,841,885
Mirvac Group	3,768,730	10,756,381
Multiplex Group	1,314,950	3,251,959
National Australia Bank Ltd. (1)	3,233,825	79,733,028
Newcrest Mining Ltd.	970,445	13,196,237
Orica Ltd.	590,240	8,431,878
Origin Energy Ltd.	3,417,085	17,156,665
Qantas Airways Ltd.	2,785,790	7,118,398
QBE Insurance Group Ltd. (1)	1,545,810	20,558,144
Rinker Group Ltd.	2,225,300	25,039,252
Rio Tinto Ltd. (1)	746,209	31,394,517
Santos Ltd.	2,703,680	22,220,600
Stockland Trust Group	2,346,085	10,710,081
Suncorp-Metway Ltd.	1,157,275	16,661,960
TABCORP Holdings Ltd.	1,387,644	16,588,452
Telstra Corp. Ltd. (1)	4,459,525	14,027,442

Transurban Group (1)	1,802,255	8,617,951
Wesfarmers Ltd.	733,635	19,568,433
Westfield Group	3,135,072	38,906,750
Westpac Banking Corp.	3,957,940	61,361,378
Woodside Petroleum Ltd.	1,453,585	34,319,055
Woolworths Ltd.	2,354,415	28,726,122

		1,105,429,348

BELGIUM—1.53%
AGFA Gevaert NV (1)	296,356	6,378,638
Bekaert NV (1)	83,918	6,980,613
Belgacom SA	361,165	12,095,087
Cofinimmo	85,836	13,457,838
Colruyt NV (1)	58,382	7,552,120
Delhaize-Le Lion SA (1)	165,572	9,598,391
Dexia Group (1)	1,279,845	27,623,477
Electrabel SA	55,930	27,653,537
Euronav NV	224,315	6,904,904
Fortis (1)	2,509,292	71,380,732
Groupe Bruxelles Lambert SA (1)	188,042	17,139,798
InBev NV	418,285	16,708,379
KBC Groupe SA (1)	410,550	33,438,066
Mobistar SA (1)	68,075	5,507,813
Omega Pharma SA	79,655	4,112,032
Solvay SA	169,474	19,710,085
UCB SA	229,330	11,327,804
Umicore Mines SA	100,555	10,056,719

		307,626,033

DENMARK—0.91%
AP Moller - Maersk A/S	2,975	26,882,458
Carlsberg A/S Class B (1)	123,165	6,730,976
Coloplast A/S Class B (1)	164,220	9,409,529
D/S Torm A/S	148,750	7,890,455
Danisco A/S	170,170	10,856,598
Danske Bank A/S	1,050,770	32,928,528
GN Store Nord A/S	556,325	6,696,740
Novo Nordisk A/S Class B (1)	534,310	27,356,315
Novozymes A/S Class B (1)	174,335	9,107,710
TDC A/S	440,895	24,661,050
Topdanmark A/S (1) (2)	128,520	9,798,011
Vestas Wind Systems A/S (1) (2)	465,290	10,062,968

		182,381,338

FINLAND—1.51%
Cargotec Corp. (2)	135,526	4,009,459
Elisa OYJ Class A (1)	429,590	7,517,450
Fortum OYJ	921,801	16,307,367
Kone OYJ (1) (2)	143,990	9,697,652
Metso Corp.	395,675	10,284,058
Neste Oil OYJ (2)	453,163	14,030,759
Nokia OYJ	9,090,410	151,125,975
Nokian Renkaat OYJ (1)	408,170	6,355,513
Rautaruukki OYJ	720,545	14,706,078
Sampo OYJ Class A	917,985	14,073,812
Stora Enso OYJ Class R (1)	1,113,245	14,227,263
TietoEnator OYJ	200,037	6,349,250
UPM-Kymmene OYJ (1)	1,046,010	20,208,607
YIT-Yhtyma OYJ	342,720	13,185,031

		302,078,274

FRANCE—9.46%
Accor SA (1)	546,210	27,254,931

Air France-KLM (1)	350,151	5,879,895
Alcatel SA (1) (2)	2,605,505	30,614,495
Alstom (2)	255,257	12,226,306
Arcelor (1)	1,040,060	24,677,948
Atos Origin SA (2)	123,474	8,474,153
Autoroutes du Sud de la France SA (1)	166,916	9,306,445
AXA (1)	2,941,085	85,108,059
BIC SA (1)	94,304	5,353,954
BNP Paribas SA (1)	1,636,250	123,958,516
Bouygues SA (1)	489,685	24,147,037
Business Objects SA (1) (2)	161,840	5,530,365
Cap Gemini SA (1) (2)	266,959	9,800,342
Carrefour SA (1)	1,188,810	52,826,585
Compagnie de Saint-Gobain SA	626,767	34,307,455
Compagnie Generale des Etablissements Michelin Class B (1)	317,730	17,140,472
Credit Agricole SA (1)	1,394,680	40,843,186
Dassault Systemes SA (1)	119,595	6,170,991
Essilor International SA (1)	223,720	18,408,895
European Aeronautic Defence and Space Co. (1)	536,690	18,577,511
France Telecom SA	3,509,262	91,125,779
Groupe Danone (1)	499,800	50,943,877
Lafarge SA (1)	372,504	30,607,033
Lagardere S.C.A. (1)	287,594	19,755,109
L’Air Liquide SA (1)	220,745	40,109,074
L’Oreal SA (1)	635,460	46,694,848
LVMH Moet Hennessy Louis Vuitton SA (1)	483,741	39,138,523
Neopost SA	108,614	10,472,440
PagesJaunes SA (1)	371,280	9,561,063
Pernod-Ricard SA (1)	160,650	28,073,865
PPR SA (1)	143,484	15,063,350
PSA Peugeot Citroen (1)	372,476	22,618,950
Publicis Groupe	299,740	9,908,775
Renault SA (1)	384,387	33,263,866
Safran SA (1)	400,774	7,968,449
Sanofi-Aventis (1)	2,165,800	173,285,008
Schneider Electric SA	518,840	42,599,754
SCOR	882,980	1,755,598
Societe Generale Class A (1)	689,010	78,606,180
Societe Television Francaise	284,636	7,295,747
Sodexho Alliance SA	283,992	11,041,315
STMicroelectronics NV (1)	1,122,765	18,463,991
Suez SA (1)	1,877,820	50,830,991
Technip-Coflexip SA (1)	305,068	16,431,822
Thales/Ex Thomson CSF (1)	214,408	9,229,650
Thomson SA	553,350	10,425,450
Total SA (1)	1,220,345	306,073,326
Union du Credit Bail Immobilier	140,420	18,534,324
Valeo SA (1)	168,436	6,304,507
Veolia Environment (1)	617,610	25,691,253
Vinci SA (1)	333,795	26,067,153
Vivendi Universal SA	2,222,920	69,970,564
Zodiac SA	152,728	8,319,655

		1,896,838,830

GERMANY—6.57%
Adidas-Salomon AG (1)	99,369	16,661,501
Allianz AG (1)	776,475	109,584,602
Altana AG	174,335	9,814,058
BASF AG (1)	1,081,710	77,931,432
Bayer AG (1)	1,333,655	46,276,252
Bayerische Hypo-und Vereinsbank AG (2)	1,191,400	33,177,735
Celesio AG	108,996	9,413,958

Commerzbank AG	983,535	25,728,154
Continental AG	281,659	21,523,381
DaimlerChrysler AG Registered (1)	1,902,215	95,213,417
Deutsche Bank AG (1)	1,024,590	95,881,345
Deutsche Boerse AG	267,750	25,174,759
Deutsche Lufthansa AG (1)	627,130	8,382,778
Deutsche Post AG (1)	1,277,465	28,459,557
Deutsche Telekom AG (1)	5,747,700	101,543,538
Douglas Holding AG (1)	215,080	8,166,303
E.ON AG (1)	1,280,440	115,943,714
Fresenius Medical Care AG (1)	91,630	8,236,725
Hochtief AG (1)	210,035	8,480,405
Hypo Real Estate Holding AG	304,045	14,690,614
Infineon Technologies AG (1) (2)	1,389,920	12,985,258
Linde AG	198,429	14,127,006
MAN AG (1)	324,870	15,070,348
Merck KGaA (1)	130,629	10,795,801
Metro AG	314,343	14,284,574
Muenchener Rueckversicherungs-Gesellschaft AG (1)	388,225	45,569,656
Puma AG (1)	40,508	10,249,524
RWE AG (1)	866,320	55,285,181
SAP AG	461,125	78,814,989
Schering AG (1)	367,115	22,631,976
Siemens AG (1)	1,687,420	125,429,919
ThyssenKrupp AG (1)	825,860	16,756,604
TUI AG (1)	473,620	9,195,582
Volkswagen AG (1)	491,470	26,754,515

		1,318,235,161

GREECE—0.47%
Hellenic Telecommunications Organization SA ADR (2)	3,151,180	32,173,548
National Bank of Greece SA ADR	8,038,452	62,298,003

		94,471,551

HONG KONG—1.71%
Bank of East Asia Ltd. (1)	4,046,000	11,821,177
BOC Hong Kong Holdings Ltd.	8,032,500	14,972,186
Cathay Pacific Airways Ltd. (1)	2,975,000	4,662,618
Cheung Kong (Holdings) Ltd.	3,570,000	37,139,770
CLP Holdings Ltd.	3,272,500	18,763,681
Esprit Holdings Ltd. (1)	2,082,500	14,680,532
Hang Lung Properties Ltd. (1)	5,950,000	8,519,352
Hang Seng Bank Ltd. (1)	1,666,000	21,597,709
Henderson Land Development Co. Ltd.	2,380,000	10,606,977
Hong Kong & China Gas Co. Ltd.	7,735,200	15,964,604
Hong Kong Exchanges & Clearing Ltd.	7,140,000	23,854,186
Hongkong Electric Holdings Ltd.	2,975,000	14,045,418
Hutchison Telecommunications International Ltd. (2)	2,820,000	3,564,854
Hutchison Whampoa Ltd.	4,165,000	39,434,623
Johnson Electric Holdings Ltd. (1)	5,355,000	4,835,308
Li & Fung Ltd.	4,674,000	9,978,226
MTR Corp. Ltd.	3,570,000	6,746,406
New World Development Co. Ltd.	6,746,599	8,311,031
PCCW Ltd. (1)	8,986,800	5,506,369
Sun Hung Kai Properties Ltd.	2,975,000	28,129,212
Swire Pacific Ltd. Class A	2,380,000	21,336,756
Techtronic Industries Co. (1)	2,380,000	5,848,420
Wharf Holdings Ltd.	3,570,000	12,180,371

		342,499,786

IRELAND—0.86%
Allied Irish Banks PLC	1,934,345	40,823,104
Bank of Ireland	2,271,710	34,365,480
CRH PLC	1,203,090	30,044,872
DCC PLC	295,715	5,489,986
DEPFA Bank PLC	855,035	13,313,536
Elan Corp. PLC (2)	898,450	7,263,800
Grafton Group PLC (2)	1,023,995	10,081,748
Independent News & Media PLC	1,800,470	4,873,719
Irish Life & Permanent PLC	833,595	14,677,045
Kerry Group PLC Class A	480,760	10,042,480
Ryanair Holdings PLC (2)	88,752	745,182

		171,720,952

ITALY—3.75%
Alleanza Assicurazioni SpA (1)	1,121,587	12,943,474
Arnoldo Mondadori Editore SpA (1)	394,485	3,666,557
Assicurazioni Generali SpA (1)	1,893,290	56,261,342
Autogrill SpA (1)	607,100	8,282,284
Autostrade SpA	536,423	12,258,912
Banca Antonveneta SpA (1)	359,380	11,221,764
Banca Intesa SpA	7,010,532	32,705,788
Banca Monte dei Paschi di Siena SpA (1)	3,141,005	14,258,506
Banca Nazionale del Lavoro SpA (1) (2)	3,496,080	11,264,186
Banca Popolare di Milano Scrl (1)	1,170,365	11,144,347
Banche Popolari Unite Scrl	913,431	19,321,135
Banco Popolare di Verona e Novara Scrl	918,680	16,945,374
Bulgari SpA	344,601	3,648,673
Capitalia SpA (1)	3,245,725	16,920,636
Enel SpA (1)	8,838,130	71,242,907
Eni SpA	5,692,365	152,451,155
Fiat SpA (1) (2)	1,116,115	9,077,054
Fineco SpA (1)	490,875	4,244,967
Finmeccanica SpA	737,341	13,397,388
Gruppo Editoriale L’Espresso SpA (1)	538,525	2,863,882
Italcementi SpA (1)	295,248	4,837,703
Luxottica Group SpA (1)	290,684	7,029,487
Mediaset SpA	1,958,145	21,483,573
Mediobanca SpA	1,063,805	18,819,527
Mediolanum SpA (1)	669,687	4,235,181
Pirelli & Co. SpA (1)	5,937,505	5,269,730
Riunione Adriatica di Sicurta SpA (1)	641,410	14,573,680
Sanpaolo IMI SpA (1)	2,337,160	33,675,981
Snam Rete Gas SpA (1)	1,164,455	6,387,845
Telecom Italia Media SpA (1) (2)	3,138,859	1,772,637
Telecom Italia SpA (1)	21,787,170	62,955,594
Telecom Italia SpA RNC (1)	12,391,471	29,936,081
Unicredito Italiano SpA (1)	10,240,545	57,127,092

		752,224,442

JAPAN—23.93%
Acom Co. Ltd.	160,650	10,392,118
Aderans Co. Ltd.	178,500	4,753,662
Advantest Corp. (1)	178,500	12,819,553
AEON Co. Ltd.	1,487,500	30,668,786
AEON Credit Service Co. Ltd.	60,530	4,726,753
AIFUL Corp.	148,775	11,080,961
Aisin Seiki Co. Ltd.	476,000	14,230,317
Ajinomoto Co. Inc.	1,190,000	11,551,909
All Nippon Airways Co. Ltd. (1)	1,190,000	3,854,044
Alps Electric Co. Ltd. (1)	595,000	9,394,871
Amada Co. Ltd.	1,190,000	9,016,623
Asahi Breweries Ltd.	980,500	12,188,338

Asahi Glass Co. Ltd. (1)	2,380,000	25,639,105
Asahi Kasei Corp.	2,380,000	12,676,432
Astellas Pharma Inc.	1,071,090	38,185,847
Bank of Fukuoka Ltd. (1)	1,785,000	13,800,954
Bank of Yokohama Ltd.	2,380,000	19,300,889
Benesse Corp.	119,000	4,201,624
Bridgestone Corp.	1,190,000	24,126,111
Canon Inc.	1,487,500	77,566,471
Casio Computer Co. Ltd. (1)	714,000	10,734,075
Central Japan Railway Co.	2,380	20,180,061
Chiba Bank Ltd. (The)	1,785,000	15,809,759
Chubu Electric Power Co. Inc. (1)	1,190,000	29,442,034
Chugai Pharmaceutical Co. Ltd.	595,000	12,983,119
Citizen Watch Co. Ltd. (1)	654,500	4,947,898
Coca Cola West Japan Co. Ltd. (1)	236,100	5,232,920
Credit Saison Co. Ltd.	297,500	13,417,594
CSK Corp.	119,000	4,590,095
Dai Nippon Printing Co. Ltd. (1)	1,190,000	19,413,341
Daicel Chemical Industries Ltd.	595,000	3,838,710
Daido Steel Co. Ltd.	1,785,000	12,267,514
Daiichi Sanyko Co. Ltd. (2)	1,366,695	24,773,218
Daikin Industries Ltd.	595,000	15,436,622
Daimaru Inc. (The)	595,000	7,217,388
Dainippon Ink & Chemical Inc. (1)	1,785,000	5,290,365
Dainippon Screen Manufacturing Co. Ltd. (1)	595,000	3,634,251
Daito Trust Construction Co. Ltd. (1)	238,000	11,735,922
Daiwa House Industry Co. Ltd.	1,190,000	15,886,431
Daiwa Securities Group Inc.	2,975,000	24,253,898
Denso Corp.	1,190,000	33,633,435
DENTSU Inc. (1)	3,570	9,629,999
Dowa Mining Co. Ltd.	595,000	4,768,996
East Japan Railway Co.	7,140	42,322,925
Ebara Corp. (1)	1,190,000	4,866,114
Eisai Co. Ltd.	535,500	20,885,443
Electric Power Development Co.	297,500	9,711,782
FamilyMart Co. Ltd. (1)	178,500	5,290,365
Fanuc Ltd.	416,500	32,560,028
Fast Retailing Co. Ltd. (1)	119,000	8,321,464
Fuji Electric Holdings Co. Ltd.	1,190,000	5,295,477
Fuji Photo Film Co. Ltd.	1,071,000	33,766,333
Fuji Television Network Inc.	983	2,178,721
Fujikura Ltd.	1,190,000	7,646,750
Fujitsu Ltd.	4,760,000	31,241,270
Furukawa Electric Co. Ltd. (1) (2)	1,190,000	5,612,388
Goodwill Group Inc. (The) (1)	1,190	2,095,700
Gunma Bank Ltd.	1,190,000	8,433,916
Heavy Industries Co. Ltd. (1) (2)	2,975,000	6,874,920
Hino Motors Ltd. (1)	595,000	3,777,372
Hirose Electric Co. Ltd.	59,500	6,762,467
Hitachi Cable Ltd.	595,000	2,305,270
Hitachi Ltd.	6,547,000	39,988,978
Honda Motor Co. Ltd.	1,547,000	84,257,377
Hoya Corp. (1)	238,000	8,301,018
Hoya Corp. When Issued (2)	686,400	23,763,515
Ibiden Co. Ltd. (1)	238,000	9,568,661
INPEX Corp.	1,190	8,341,910
Isetan Co. Ltd. (1)	654,500	11,695,030
Ito En Ltd. (1)	59,500	2,852,197
Itochu Corp.	2,975,000	20,241,398
Itochu Techno-Science Corp. (1)	59,500	2,259,267
JAFCO Co. Ltd. (1)	59,500	3,557,579
Japan Airlines System Corp. (1)	1,190,000	3,117,993
Japan Tobacco Inc.	1,785	28,215,283

JFE Holdings Inc.	1,190,875	36,727,299
JGC Corp. (1)	595,000	9,665,779
Joyo Bank Ltd.	1,785,000	11,868,820
JS Group Corp. (1)	595,480	10,093,055
JSR Corp.	385,900	9,066,935
Kajima Corp. (1)	1,785,000	9,215,970
Kamigumi Co. Ltd. (1)	595,000	4,881,448
Kaneka Corp.	595,000	7,329,840
Kansai Electric Power Co. Inc.	1,487,500	32,649,478
Kao Corp.	1,190,000	28,368,627
Kawasaki Heavy Industries Ltd. (1)	2,975,000	7,718,311
Kawasaki Kisen Kaisha Ltd. (1)	1,785,000	11,071,432
KDDI Corp.	5,355	30,546,111
Keihin Electric Express Railway Co. Ltd. (1)	595,000	3,797,818
Keio Corp.	1,190,000	6,849,362
Keyence Corp.	59,510	13,619,229
Kikkoman Corp. (1)	595,000	5,709,506
Kinden Corp.	595,000	5,530,604
Kintetsu Corp. (1)	3,570,000	13,064,903
Kirin Brewery Co. Ltd.	1,785,000	19,704,695
Kobe Steel Ltd. (1)	7,140,000	20,916,112
Kokuhoku Financial Group Inc.	2,380,000	9,793,565
Komatsu Ltd.	1,785,000	23,584,296
Konami Co. Ltd. (1)	178,500	3,664,920
Konica Minolta Holdings Inc.	1,190,000	9,824,234
Kubota Corp.	2,380,000	17,194,966
Kuraray Co. Ltd.	892,500	8,456,918
Kyocera Corp.	357,000	22,970,921
Kyowa Hakko Kogyo Co. Ltd.	1,190,000	9,169,967
Kyushu Electric Power Co. Inc.	833,000	17,818,564
Lawson Inc. (1)	178,500	6,823,805
Leopalace21 Corp.	357,000	9,200,636
Mabuchi Motor Co. Ltd. (1)	59,500	2,893,089
Marubeni Corp.	2,975,000	13,852,068
Marui Co. Ltd.	654,500	10,778,545
Matsushita Electric Industrial Co. Ltd.	4,165,868	75,691,000
Meiji Dairies Corp. (1)	1,190,000	6,389,331
Meiji Seika Kaisha Ltd. (1)	1,190,000	6,174,649
Meitec Corp. (1)	119,000	3,833,598
Millea Holdings Inc.	2,975	53,414,802
Minebea Co. Ltd. (1)	1,190,000	4,630,987
Mitsubishi Chemical Holdings Corp. (2)	2,358,000	14,665,968
Mitsubishi Corp. (1)	2,380,000	46,003,179
Mitsubishi Electric Corp.	4,760,000	28,337,958
Mitsubishi Estate Co. Ltd. (1)	2,380,000	35,023,753
Mitsubishi Heavy Industries Ltd. (1)	6,545,000	24,627,035
Mitsubishi Materials Corp. (1)	2,380,000	8,137,451
Mitsubishi Rayon Co.	1,190,000	5,510,158
Mitsubishi UFJ Financial Group	15,241	189,849,663
Mitsui & Co. Ltd. (1)	2,975,000	36,368,068
Mitsui Chemicals Inc. (1)	1,190,000	7,104,935
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	1,785,000	4,262,961
Mitsui Fudosan Co. Ltd.	1,785,000	29,058,674
Mitsui Mining & Smelting Co.	1,785,000	10,120,699
Mitsui O.S.K. Lines Ltd. (1)	2,975,000	20,854,774
Mitsui Sumitomo Insurance Co. Ltd.	2,380,160	30,261,903
Mitsui Trust Holdings Inc.	1,190,000	14,250,762
Mitsukoshi Ltd. (1)	1,190,000	5,162,579
Mizuho Financial Group Inc.	17,255	114,435,462
Murata Manufacturing Co. Ltd.	476,000	23,594,519
Namco Bandai Holdings Inc. (2)	485,100	7,297,024
NEC Corp.	3,570,000	17,573,214
NEC Electronics Corp. (1)	59,500	1,589,665

Net One Systems Co. Ltd. (1)	1,190	2,269,490
NGK Insulators Ltd.	595,000	7,058,932
NGK Spark Plug Co. Ltd.	595,000	9,502,212
Nichirei Corp.	1,190,000	5,561,273
Nidec Corp. (1)	119,200	6,953,035
Nidec Corp. When Issued (2)	114,600	6,349,985
Nikko Cordial Corp. (1)	1,764,500	21,221,597
Nikon Corp. (1)	595,000	7,585,413
Nintendo Co. Ltd.	238,000	26,497,831
Nippon Electric Glass Co. Ltd.	595,000	11,321,893
Nippon Express Co. Ltd.	1,785,000	9,706,671
Nippon Meat Packers Inc.	595,000	6,573,343
Nippon Mining Holdings Inc.	2,082,500	15,260,277
Nippon Oil Corp.	2,975,000	25,122,847
Nippon Paper Group Inc. (1)	1,785	6,087,754
Nippon Sheet Glass Co. Ltd. (1)	1,190,000	5,039,904
Nippon Steel Corp.	13,090,000	46,442,765
Nippon Telegraph & Telephone Corp.	10,710	50,235,471
Nippon Yusen Kabushiki Kaisha	2,975,000	17,890,125
Nishimatsu Construction Co. Ltd. (1)	1,190,000	5,479,490
Nishi-Nippon City Bank Ltd. (The)	1,190,000	6,890,254
Nissan Motor Co. Ltd.	4,760,000	49,397,191
Nisshin Seifun Group Inc.	652,200	6,611,366
Nisshin Steel Co. Ltd. (1)	2,380,000	7,503,630
Nissin Food Products Co. Ltd. (1)	178,500	4,676,990
Nitto Denko Corp. (1)	357,200	21,510,863
NOK Corp. (1)	238,000	7,135,604
Nomura Holdings Inc.	3,570,000	54,161,076
NSK Ltd. (1)	1,190,000	6,910,700
NTN Corp.	1,190,000	8,024,999
NTT Data Corp. (1)	2,380	8,239,680
NTT DoCoMo Inc.	35,700	61,337,571
Obayashi Corp.	1,785,000	13,018,899
Oji Paper Co. Ltd. (1)	1,785,000	9,031,957
Oki Electric Industry Co. Ltd. (1)	1,190,000	3,680,254
Okumura Corp.	595,000	3,705,811
Olympus Corp. (1)	595,000	13,162,021
Omron Corp. (1)	504,900	11,862,905
Oracle Corp. Japan (1)	59,500	2,489,283
Oriental Land Co. Ltd. (1)	119,000	6,614,235
ORIX Corp.	178,500	33,229,629
Osaka Gas Co. Ltd. (1)	4,165,000	15,206,606
Pioneer Corp. (1)	416,500	5,227,495
Promise Co. Ltd.	208,250	13,059,791
Rakuten Inc. (1)	8,925	5,781,066
Resona Holdings Inc. (2)	9,520	27,397,448
Ricoh Corp. Ltd.	1,190,000	18,799,966
Rohm Co. Ltd.	238,000	19,178,214
Sanden Corp. (1)	1,190,000	5,980,413
Sankyo Co. Ltd. Gunma	119,000	6,246,209
Sapporo Breweries Ltd. (1)	1,190,000	5,867,961
SBI Holdings Inc. (1)	13,685	6,783,424
Secom Co. Ltd.	595,000	29,493,149
Sega Sammy Holdings Inc. (1)	178,519	6,379,787
Sega Sammy Holdings Inc. When Issued (2)	171,619	6,177,429
Seiko Epson Corp. (1)	238,800	5,846,656
Seino Holdings Co. Ltd.	595,000	5,474,378
Sekisui Chemical Co. Ltd. (1)	1,190,000	7,493,406
Sekisui House Ltd.	1,190,000	14,772,132
Seven & I Holdings Co. Ltd. (2)	1,723,280	56,255,866
77 Bank Ltd. (The)	1,190,000	9,456,209
Sharp Corp. (1)	1,785,000	24,381,684
Shimano Inc.	178,500	4,400,971

Shimizu Corp. (1)	1,190,000	8,004,553
Shin-Etsu Chemical Co. Ltd.	714,000	33,981,015
Shinsei Bank Ltd.	2,380,000	13,780,508
Shionogi & Co. Ltd.	595,000	7,207,165
Shiseido Co. Ltd. (1)	595,000	9,497,101
Shizuoka Bank Ltd.	1,190,000	12,441,304
Showa Denko K.K. (1)	2,380,000	7,564,967
Showa Shell Sekiyu K.K. (1)	833,000	10,304,712
Skylark Co. (1)	297,500	4,899,338
SMC Corp.	119,000	15,753,533
Softbank Corp. (1)	535,500	30,132,082
Sojitz Corp. (1) (2)	595,000	3,240,668
Sompo Japan Insurance Inc.	1,785,000	26,681,843
Sony Corp.	1,963,500	63,423,049
Stanley Electric Co. Ltd.	385,900	5,910,912
Sumitomo Chemical Co. Ltd.	3,570,000	21,008,118
Sumitomo Corp.	1,785,000	19,781,367
Sumitomo Electric Industries Ltd. (1)	1,787,000	23,365,096
Sumitomo Heavy Industries Ltd. (1)	1,190,000	8,280,572
Sumitomo Metal Industries Ltd. (1)	8,925,000	30,668,786
Sumitomo Metal Mining Co. Ltd. (1)	1,190,000	10,774,967
Sumitomo Mitsui Financial Group Inc. (1)	9,520	87,508,268
Sumitomo Osaka Cement Co. Ltd.	1,785,000	5,014,347
Sumitomo Realty & Development Co. Ltd.	1,190,000	19,116,876
Sumitomo Trust & Banking Co. Ltd. (The)	2,975,000	25,199,519
Suruga Bank Ltd. (The) (1)	595,000	7,248,056
Suzuken Co. Ltd.	129,440	3,947,528
T&D Holdings Inc.	446,250	27,946,931
Taiheiyo Cement Corp.	1,785,000	6,409,776
Taisei Corp. (1)	2,380,000	10,488,725
Taisho Pharmaceutical Co. Ltd. (1)	595,000	10,657,403
Taiyo Nippon Sanso Corp. (1)	595,000	3,613,805
Takara Holdings Inc. (1)	595,000	3,501,353
Takashimaya Co. Ltd. (1)	595,000	7,943,215
Takeda Pharmaceutical Co. Ltd.	1,725,500	94,275,847
Takefuji Corp.	243,950	16,996,130
TDK Corp.	238,000	15,968,215
Teijin Ltd.	1,785,000	10,580,731
Teikoku Oil Co. Ltd. (1)	1,190,000	11,378,119
Terumo Corp.	357,000	10,764,744
THK Co. Ltd.	238,000	5,336,369
Tobu Railway Co. Ltd.	1,785,000	7,621,193
Toda Corp.	1,190,000	6,859,585
Toho Co. Ltd.	476,000	9,037,069
Tohoku Electric Power Co. Inc. (1)	952,000	19,382,672
Tokyo Broadcasting System	146,500	4,153,172
Tokyo Electric Power Co. Inc. (The)	2,380,000	58,986,298
Tokyo Electron Ltd. (1)	357,000	17,818,564
Tokyo Gas Co. Ltd. (1)	5,355,000	20,977,450
Tokyo Steel Manufacturing Co. Ltd. (1)	416,500	5,384,928
Tokyo Tatemono Co. Ltd.	1,190,000	9,814,011
Tokyu Corp. (1)	2,380,000	12,921,782
Tokyu Land Corp. (1)	1,190,000	9,394,871
TonenGeneral Sekiyu K.K. (1)	1,190,000	13,228,470
Toppan Printing Co. Ltd. (1)	1,190,000	11,439,457
Toray Industries Inc.	2,380,000	13,167,132
Toshiba Corp. (1)	5,950,000	27,397,448
Tosoh Corp.	1,190,000	5,244,362
TOTO Ltd. (1)	1,190,000	9,088,184
Toyo Seikan Kaisha Ltd.	476,000	6,689,885
Toyobo Co. Ltd.	1,190,000	2,995,318
Toyoda Gosei Co. Ltd. (1)	178,500	3,327,563
Toyota Industries Corp. (1)	595,000	19,883,596

Toyota Motor Corp.	5,831,000	265,990,378
Trend Micro Inc. (1)	297,500	9,226,193
Ube Industries Ltd.	1,785,000	4,554,314
Uni-Charm Corp. (1)	119,000	5,367,037
Uny Co. Ltd.	597,000	7,395,507
USS Co. Ltd. (1)	71,400	4,882,471
West Japan Railway Co.	4,165	14,741,463
Yahoo! Japan Corp. (1)	7,735	8,173,231
Yahoo! Japan Corp. When Issued (2)	7,436	7,985,052
Yamada Denki Co. Ltd. (1)	178,500	15,595,077
Yamaha Corp. (1)	385,700	6,792,535
Yamaha Motor Co. Ltd.	535,500	11,431,790
Yamato Transport Co. Ltd. (1)	1,190,000	19,515,571
Yokogawa Electric Corp. (1)	595,000	8,715,047

		4,800,840,298

NETHERLANDS—3.25%
ABN AMRO Holding NV	3,639,020	85,995,892
Aegon NV (1)	2,890,510	43,449,460
Akzo Nobel NV	555,887	23,962,634
ASML Holding NV (1) (2)	1,057,441	17,858,355
Euronext NV (1)	241,637	10,259,964
Getronics NV (1)	327,920	4,076,913
Hagemeyer NV (1) (2)	1,240,575	3,358,131
Heineken NV (1)	524,334	16,598,597
ING Groep NV	3,841,320	110,652,632
Koninklijke Ahold NV (2)	3,181,852	22,180,388
Koninklijke DSM NV (1)	307,428	11,028,246
Koninklijke KPN NV	4,413,710	41,974,978
Koninklijke Philips Electronics NV	2,737,595	71,481,206
QIAGEN NV (1) (2)	405,195	4,794,984
Reed Elsevier NV	1,407,770	18,952,399
Royal Numico NV (1) (2)	306,584	12,404,387
SBM Offshore NV (1)	177,310	13,698,062
TNT Post Group NV	795,515	18,761,185
Unilever NV CVA (1)	1,134,270	79,748,170
Vedior NV	359,380	4,795,184
VNU NV	495,040	15,730,543
Wereldhave NV	99,960	9,661,976
Wolters Kluwer NV CVA	601,483	11,144,994

		652,569,280

PORTUGAL—0.41%
Banco Comercial Portugues SA Class R (1)	5,612,040	14,183,042
Banco Espirito Santo e Comercial de Lisboa SA (1)	784,210	12,398,595
Brisa-Auto Estradas de Portugal SA (1)	1,608,285	12,713,734
Energias de Portugal SA	5,484,710	15,503,575
Portugal Telecom SGPS SA (1)	1,980,160	17,882,894
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (1)	259,598	2,773,527
Sonae SGPS SA	4,196,944	6,786,301

		82,241,668

SINGAPORE—0.85%
Chartered Semiconductor Manufacturing Ltd. (1) (2)	2,321,000	1,437,321
City Developments Ltd. (1)	2,380,000	12,352,334
ComfortDelGro Corp. Ltd.	6,545,000	5,712,955
Creative Technology Ltd. (1)	297,500	2,158,149
DBS Group Holdings Ltd.	2,380,000	21,476,217
Fraser & Neave Ltd.	1,190,030	11,791,162
Haw Par Corp. Ltd.	1,809,775	5,443,574
Keppel Corp. Ltd. (1)	1,190,000	8,141,311

Oversea-Chinese Banking Corp.	5,951,200	22,112,329
Singapore Airlines Ltd.	1,190,000	7,860,576
Singapore Press Holdings Ltd. (1)	4,760,750	12,578,903
Singapore Technologies Engineering Ltd.	5,950,000	8,948,424
Singapore Telecommunications Ltd. (1)	12,495,720	17,171,436
STATS ChipPAC Ltd. (1) (2)	5,355,000	2,937,189
United Overseas Bank Ltd.	2,975,000	24,213,382
United Overseas Land Ltd. (1)	1,716,000	2,368,223
Venture Corp. Ltd. (1)	595,000	4,386,482

		171,089,967

SPAIN—3.94%
Abertis Infraestructuras SA (1)	771,461	21,067,597
Acciona SA (1)	111,265	12,160,673
Acerinox SA (1)	564,060	7,384,339
Actividades de Construcciones y Servicios SA	614,211	17,545,759
Altadis SA (1)	618,800	26,237,337
Antena 3 de Television SA (1)	273,700	5,317,308
Banco Bilbao Vizcaya Argentaria SA	7,065,030	124,478,075
Banco Popular Espanol SA (1)	1,939,700	23,534,783
Banco Santander Central Hispano SA (1)	12,259,975	156,241,857
Cintra Concesiones de Infraestructuras de Transporte SA (1) (2)	416,500	4,933,754
Endesa SA	2,040,850	50,721,883
Gas Natural SDG SA (1)	349,860	9,541,650
Grupo Ferrovial SA (1)	163,030	12,028,582
Iberdrola SA (1)	1,641,605	43,925,632
Iberia Lineas Aereas de Espana SA (1)	2,786,385	6,975,151
Industria de Diseno Textil SA	467,075	13,812,551
Metrovacesa SA (1)	206,465	14,305,926
Repsol YPF SA (1)	2,233,630	66,455,205
Sogecable SA (1) (2)	102,056	3,876,153
Telefonica SA	9,399,184	149,842,285
Union Fenosa SA (1)	508,725	16,817,380
Zeltia SA (1)	521,815	3,687,523

		790,891,403

SWEDEN—2.37%
ASSA Abloy AB Class B	715,949	10,248,842
Atlas Copco AB Class A	766,218	13,999,198
Atlas Copco AB Class B	535,500	8,741,595
Electrolux AB Class B (1)	637,536	14,850,342
Eniro AB (1)	429,749	4,694,853
Hennes & Mauritz AB Class B (1)	1,012,095	32,852,594
Hoganas AB Class B (1)	158,865	3,321,470
Holmen AB Class B (1)	102,340	2,981,407
Lundin Petroleum AB (1) (2)	686,035	6,934,737
Modern Times Group AB Class B (1) (2)	119,000	4,550,112
Nordea AB	4,782,610	46,843,292
Oriflame Cosmetics SA	154,700	3,991,995
Sandvik AB (1)	524,790	25,239,001
Scania AB Class B (1)	255,524	8,599,126
Securitas AB Class B (1)	647,955	9,845,053
Skandia Forsakrings AB	2,277,065	11,351,513
Skandinaviska Enskilda Banken AB Class A	1,190,000	22,190,202
Skanska AB Class B (1)	884,170	12,379,368
SKF AB (1)	822,290	10,377,169
SSAB Svenskt Stal AB Series A (1)	276,080	8,233,536
Svenska Cellulosa AB Class B	273,700	9,227,986
Svenska Handelsbanken AB Class A (1)	1,206,660	27,501,057
Swedish Match AB	1,035,300	11,765,290
Tele2 AB Class B (1)	783,615	7,429,123
Telefonaktiebolaget LM Ericsson Class B	30,928,695	100,977,073

TeliaSonera AB (1)	3,964,485	19,365,299
Trelleborg AB Class B (1)	433,160	6,635,841
Volvo AB Class A	227,290	9,018,935
Volvo AB Class B (1)	513,485	21,116,741

		475,262,750

SWITZERLAND—7.19%
ABB Ltd. (1) (2)	4,173,925	31,875,843
Adecco SA (1)	280,960	11,968,709
Ciba Specialty Chemicals AG (1)	254,065	14,571,693
Clariant AG Registered (2)	551,586	7,348,214
Compagnie Financiere Richemont AG	1,078,198	40,961,670
Credit Suisse Group (1)	2,553,740	112,644,639
Geberit AG Registered (1)	13,090	9,053,807
Givaudan SA Registered (1)	25,585	16,467,458
Holcim Ltd. (1)	416,500	25,871,970
Kudelski SA Bearer (1) (2)	92,741	3,282,677
Kuoni Reisen Holding AG (2)	11,900	4,470,219
Logitech International SA (1) (2)	221,710	8,388,609
Lonza Group AG Registered (1)	127,500	7,337,348
Micronas Semiconductor Holdings AG (2)	92,087	3,113,312
Nestle SA	837,165	248,990,287
Nobel Biocare Holding AG	57,193	13,167,546
Novartis AG	4,872,455	261,718,499
Roche Holding AG Genusschein	1,456,560	217,282,516
Serono SA (1)	16,065	10,377,361
Societe Generale de Surveillance Holding SA (1)	9,520	7,004,880
Sulzer AG Registered	12,495	6,000,232
Swatch Group AG (The) Class B (1)	84,046	11,639,242
Swatch Group AG (The) Registered	235,062	6,672,622
Swiss Re (1)	743,155	50,105,834
Swisscom AG	60,690	19,954,229
Syngenta AG (2)	240,975	25,794,086
Synthes Inc.	124,355	13,147,283
UBS AG Registered	2,285,395	193,827,552
Unaxis Holding AG Class R (1) (2)	27,965	3,747,150
Valora Holding AG (2)	7,735	1,377,334
Zurich Financial Services AG (1) (2)	312,970	53,305,014

		1,441,467,835

UNITED KINGDOM—25.24%
Aegis Group PLC	2,778,650	6,124,037
Aggreko PLC	810,985	3,431,194
AMEC PLC	778,260	4,698,007
AMVESCAP PLC	1,749,895	11,012,507
Anglo American PLC	3,118,990	92,207,247
ARM Holdings PLC	3,460,520	6,662,009
Associated British Ports Holdings PLC	678,895	6,582,935
AstraZeneca PLC	3,392,690	152,129,687
Aviva PLC	4,889,710	57,735,581
BAA PLC	2,178,295	23,657,337
BAE Systems PLC	7,005,530	40,987,088
Balfour Beatty PLC	1,095,990	5,912,688
Barclays PLC (3)	13,358,940	132,432,516
Barratt Developments PLC	615,825	8,247,093
BBA Group PLC	1,115,625	5,747,061
Berkeley Group Holdings PLC (2)	343,315	5,287,454
BG Group PLC	8,400,805	73,762,764
BHP Billiton PLC	5,249,090	77,171,734
BOC Group PLC	985,596	19,419,082
Boots Group PLC	1,621,647	17,683,639
BP PLC	44,943,920	496,467,744
BPB PLC	1,200,710	15,537,821

Brambles Industries PLC	1,656,480	9,574,233
British Airways PLC (2)	1,337,560	7,150,803
British American Tobacco PLC	3,371,270	74,182,125
British Land Co. PLC	1,266,905	19,960,373
British Sky Broadcasting Group PLC	2,581,705	23,308,343
BT Group PLC	17,874,990	67,400,018
Bunzl PLC	818,582	8,187,385
Cable & Wireless PLC	5,164,600	10,559,741
Cadbury Schweppes PLC	4,251,870	41,849,413
Capita Group PLC	1,398,250	9,653,483
Carnival PLC	367,710	18,675,429
Cattles PLC	640,815	3,102,592
Centrica PLC	7,747,495	32,744,570
Close Brothers Group PLC	449,820	6,103,592
Cobham PLC	4,725,660	12,883,023
Compass Group PLC	4,755,835	15,996,132
Cookson Group PLC (2)	645,575	3,631,340
Corus Group PLC	9,424,800	7,966,730
Daily Mail and General Trust PLC Class A	758,625	8,406,904
De La Rue PLC	413,368	2,853,882
Diageo PLC	6,277,845	92,796,515
DSG International	4,125,135	10,515,629
Electrocomponents PLC (1)	893,095	3,604,683
EMAP PLC	562,870	8,150,721
EMI Group PLC	1,680,875	6,367,718
Enterprise Inns PLC	869,890	12,003,698
Exel PLC (1)	605,115	12,918,730
First Choice Holidays PLC	2,551,360	8,818,554
FKI PLC	1,991,465	3,595,899
Friends Provident PLC	4,295,305	13,401,634
Gallaher Group PLC	1,525,580	23,698,274
George Wimpey PLC	1,033,515	7,482,982
GKN PLC	1,859,375	9,158,762
GlaxoSmithKline PLC	11,954,145	310,867,212
Great Portland Estates PLC	1,015,070	6,738,479
GUS PLC	2,092,020	31,201,132
Hammerson PLC	797,300	12,589,869
Hanson PLC	1,780,835	18,048,195
Hays PLC (1)	3,643,461	7,385,063
HBOS PLC	8,178,870	120,824,289
Hilton Group PLC	4,228,070	25,391,984
HSBC Holdings PLC	22,883,105	359,920,836
IMI PLC	971,635	7,284,356
Imperial Chemical Industries PLC	2,536,485	12,909,361
Imperial Tobacco Group PLC	1,545,215	44,313,753
Inchcape PLC	295,715	10,783,883
Intercontinental Hotels Group PLC	1,120,775	14,007,407
International Power PLC (2)	3,130,295	12,856,059
ITV PLC	8,635,830	15,899,081
J Sainsbury PLC	3,088,205	15,252,637
Johnson Matthey PLC	505,750	10,475,056
Kesa Electricals PLC	1,228,696	5,220,238
Kingfisher PLC	5,065,830	19,011,705
Land Securities Group PLC	1,104,340	27,154,365
Legal & General Group PLC	13,630,260	25,878,318
Lloyds TSB Group PLC	11,722,095	95,869,799
LogicaCMG PLC	1,774,290	4,460,130
LogicaCMG PLC Rights (2) (4)	873,726	2,196,333
London Stock Exchange PLC	989,485	9,923,017
Man Group PLC	664,020	18,102,414
Marconi Corp. PLC (2)	563,465	3,715,590
Marks & Spencer Group PLC	3,585,470	26,499,469
Meggitt PLC	2,043,230	10,941,509

Misys PLC	1,132,880	4,111,236
Mitchells & Butlers PLC	1,907,570	12,249,617
National Express Group PLC	364,735	5,307,425
National Grid PLC	5,519,543	50,467,065
National Grid PLC Deferred (2) (4)	5,782,337	—
Next PLC	565,845	13,362,506
Pearson PLC	1,690,990	18,799,023
Peninsular & Oriental Steam Navigation Co. PLC	1,846,880	13,208,535
Persimmon PLC	691,985	10,559,383
Provident Financial PLC	681,275	7,236,162
Prudential Corp. PLC	4,899,230	41,109,365
Punch Taverns PLC	647,955	8,384,880
Rank Group PLC	2,362,150	12,377,524
Reckitt Benckiser PLC	1,213,205	36,660,832
Reed International PLC	2,709,095	24,746,201
Rentokil Initial PLC	3,566,222	9,690,615
Reuters Group PLC	2,952,390	18,776,088
Rexam PLC	1,125,740	9,595,531
Rio Tinto PLC	2,254,455	85,965,041
Rolls-Royce Group PLC (2)	3,397,450	21,952,326
Royal & Sun Alliance Insurance Group PLC	6,827,030	11,632,342
Royal Bank of Scotland Group PLC	6,594,980	182,593,299
Royal Dutch Shell PLC Class A	8,639,664	267,804,335
Royal Dutch Shell PLC Class B	5,880,758	191,863,890
SABMiller PLC	1,784,405	33,673,266
Sage Group PLC	2,651,915	10,069,815
Scottish & Newcastle PLC	1,898,050	15,708,107
Scottish & Southern Energy PLC	1,727,880	29,976,040
Scottish Power PLC	3,724,105	36,457,061
Serco Group PLC	1,087,660	5,107,204
Severn Trent PLC	736,267	12,473,315
Signet Group PLC	4,344,095	7,824,711
Slough Estates PLC	1,351,245	12,127,650
Smith & Nephew PLC	1,981,945	16,770,812
Smiths Group PLC	1,200,115	19,386,095
Stagecoach Group PLC	2,209,235	4,194,438
Tate & Lyle PLC	1,056,720	8,670,503
Taylor Woodrow PLC	1,442,875	7,994,801
Tesco PLC	16,146,593	85,964,895
3i Group PLC	1,244,430	16,698,378
Tomkins PLC	1,808,800	8,429,339
Trinity Mirror PLC	732,445	7,714,834
Unilever PLC	5,747,105	58,295,946
United Business Media PLC	683,492	6,485,341
United Utilities PLC	1,811,775	19,997,482
Vodafone Group PLC	132,301,225	347,210,760
Whitbread PLC	764,575	12,722,796
William Hill PLC	1,366,120	12,926,209
Wolseley PLC	1,316,380	26,775,396
WPP Group PLC	2,377,025	23,354,003
Yell Group PLC	1,542,835	12,085,576

		5,062,870,668

TOTAL COMMON STOCKS (Cost: $17,069,681,314)		19,950,739,584

Security	Shares	Value
PREFERRED STOCKS—0.26%
GERMANY—0.21%
Fresenius Medical Care AG (1)	70,996	5,442,269
Henkel KGaA	155,890	13,424,970
Porsche AG (1)	18,445	13,288,638
Volkswagen AG (1)	248,710	10,098,553

		42,254,430

ITALY—0.05%
Banca Intesa SpA (1)	2,119,390	9,170,329

		9,170,329

TOTAL PREFERRED STOCKS (Cost: $42,861,232)		51,424,759

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.28%
CERTIFICATES OF DEPOSIT (5)—1.05%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$4,972,095	4,972,095
Bank of Nova Scotia
3.79%, 01/03/06	3,977,676	3,977,464
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	8,949,771	8,949,429
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	14,916,286	14,916,285
Credit Suisse New York
3.98%, 07/19/06	24,860,476	24,860,476
Dexia Credit Local
4.02%, 08/30/06	4,972,095	4,971,272
Fortis Bank NY
3.83% - 3.84%, 01/25/06	14,916,286	14,916,343
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	25,854,895	25,854,894
HSBC Bank USA N.A.
3.72%, 08/03/06	4,972,095	4,973,422
Nordea Bank AB
3.80%, 10/02/06	5,966,514	5,965,229
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	14,916,286	14,914,156
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (6)	15,413,495	15,411,476
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	27,346,524	27,347,259
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	7,955,352	7,955,368
Unicredito Italiano SpA
3.80%, 06/14/06	12,927,448	12,924,622
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	17,998,985	17,998,719

		210,908,509

COMMERCIAL PAPER (5)—2.72%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	9,944,191	9,878,641
Amsterdam Funding Corp.
4.05%, 11/01/05	14,916,286	14,916,286
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	24,860,476	24,824,854
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	34,804,667	34,698,762

Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	13,353,954	13,292,384
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	12,430,238	12,380,896
CC USA Inc.
4.23%, 04/21/06	2,983,257	2,923,316
Chariot Funding LLC
4.00%, 11/23/05	8,881,057	8,859,348
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	12,728,564	12,686,116
Dorada Finance Inc.
3.76%, 01/26/06	994,419	985,487
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	9,446,981	9,418,536
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	15,115,667	15,060,690
Ford Credit Auto Receivables
4.00%, 12/12/05	1,654,216	1,646,680
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	46,804,123	46,638,597
Galaxy Funding Inc.
4.23%, 04/18/06	2,853,983	2,797,645
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	17,289,765	17,272,625
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	14,916,286	14,849,071
General Electric Co.
3.98%, 12/30/05	4,972,095	4,939,663
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	31,764,628	31,722,165
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	12,430,238	12,391,592
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	23,866,057	23,704,564
HSBC PLC
3.88%, 02/03/06	2,983,257	2,953,033
Jupiter Securitization Corp.
4.01%, 11/29/05	11,682,733	11,646,296
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	20,783,358	20,672,794
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	7,955,352	7,933,251
Nordea North America Inc.
4.16%, 04/04/06	10,441,400	10,255,589
Park Avenue Receivables Corp.
4.00%, 11/22/05	15,478,331	15,442,215
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	38,682,901	38,567,446
Park Sienna LLC
4.01%, 11/23/05	1,995,501	1,990,611
Polonius Inc.
4.01%, 11/23/05	5,469,305	5,455,902
Preferred Receivables Funding
4.01%, 11/29/05	2,704,422	2,695,987
Ranger Funding Co. LLC
4.03%, 11/30/05	10,525,428	10,491,259
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	9,944,191	9,827,545
Sedna Finance Inc.
3.92%, 02/21/06	2,486,048	2,455,729
Sigma Finance Inc.
4.16%, 04/06/06	5,966,514	5,858,958
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	7,557,585	7,522,395

Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	27,895,841	27,830,230
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	2,139,294	2,134,064
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	6,647,194	6,599,994
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	40,166,475	40,039,062

		546,260,278

LOAN PARTICIPATIONS (5)—0.03%
Army & Air Force Exchange Service
3.86%, 11/03/05	4,972,095	4,972,095

		4,972,095

MEDIUM-TERM NOTES (5)—0.10%
Dorada Finance Inc.
3.93%, 07/07/06 (6)	3,082,699	3,082,490
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (6)	15,910,705	15,909,228

		18,991,718

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (3) (7)	4,868,888	4,868,888

		4,868,888

REPURCHASE AGREEMENTS (5)—2.01%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $99,453,037 and an effective yield of 4.03%. (8)	$99,441,905	99,441,905
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $99,453,037 and an effective yield of 4.03%. (8)	99,441,905	99,441,905
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $129,288,949 and an effective yield of 4.03%. (8)	129,274,477	129,274,477
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $24,863,273 and an effective yield of 4.05%. (8)	24,860,476	24,860,476
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $49,726,519 and an effective yield of 4.03%. (8)	49,720,953	49,720,953

		402,739,716

TIME DEPOSITS (5)—0.21%
Deutsche Bank
4.03%, 11/01/05	13,017,641	13,017,641
SunTrust Bank
3.97%, 11/01/05	29,832,572	29,832,572

		42,850,213

VARIABLE & FLOATING RATE NOTES (5)—4.14%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (6)	30,976,153	30,983,760
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	38,285,133	38,284,909
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	16,407,914	16,407,914
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	5,469,305	5,472,766
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (6)	32,318,619	32,337,825
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (6)	6,463,724	6,463,724
Bank of America N.A.
3.81%, 08/10/06	49,720,953	49,720,953
Bank of Ireland
3.97%, 11/17/06 (6)	9,944,191	9,944,190
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (6)	24,761,034	24,759,629
BMW US Capital LLC
3.94%, 11/15/06 (6)	9,944,191	9,944,190
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (6)	26,749,872	26,749,012
Commodore CDO Ltd.
3.91%, 06/13/06 (6)	2,486,048	2,486,048
DEPFA Bank PLC
3.88%, 09/15/06	9,944,191	9,944,190
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (6)	15,811,263	15,811,826
Eli Lilly Services Inc.
3.83%, 09/01/06 (6)	9,944,191	9,944,190
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	9,944,191	9,944,083
Fifth Third Bancorp.
3.99%, 09/22/06 (6)	19,888,381	19,888,381
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (6)	6,960,933	6,961,013
General Electric Capital Corp.
4.04%, 10/06/06	4,474,886	4,478,682
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	7,458,143	7,458,143
Hartford Life Global Funding Trusts
3.96%, 08/15/06	9,944,191	9,944,190
HBOS Treasury Services PLC
4.01%, 07/24/06 (6)	9,944,191	9,944,190
HSBC Bank USA N.A.
4.20%, 05/04/06	3,480,467	3,481,895
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (6)	18,893,962	18,894,086
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (6)	10,429,651	10,429,651
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (6)	38,782,343	38,785,055
Lothian Mortgages PLC
4.02%, 01/24/06 (6)	4,972,095	4,972,095
Marshall & Ilsley Bank
4.10%, 02/20/06	9,944,191	9,947,832
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (6)	29,733,130	29,753,386
Mound Financing PLC
3.94%, 11/08/06 (6)	19,888,381	19,888,381
Natexis Banques Populaires
3.95%, 10/16/06 (6)	7,458,143	7,458,143
National City Bank (Ohio)
3.83%, 01/06/06	4,972,095	4,971,824

Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (6)	36,793,505	36,795,870
Nordea Bank AB
3.92%, 08/11/06 (6)	17,402,333	17,402,333
Northern Rock PLC
3.87%, 08/03/06 (6)	11,933,029	11,933,489
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (6)	27,048,198	27,048,207
Principal Life Income Funding Trusts
3.74%, 05/10/06	7,458,143	7,458,340
Royal Bank of Scotland
3.80%, 04/05/06	13,300,355	13,298,189
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (6)	8,452,562	8,452,318
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (6)	40,870,623	40,870,361
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (6)	9,944,191	9,944,190
Strips III LLC
4.08%, 07/24/06 (6) (9)	2,800,627	2,800,627
SunTrust Bank
4.19%, 04/28/06	14,916,286	14,916,286
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (6)	22,175,545	22,173,520
Toyota Motor Credit Corp.
3.95%, 04/10/06	4,474,886	4,474,857
Union Hamilton Special Funding LLC
4.00%, 03/28/06	9,944,191	9,944,190
US Bank N.A.
4.01%, 09/29/06	4,474,886	4,473,818
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (6)	22,122,220	22,122,220
Wells Fargo & Co.
3.96%, 09/15/06 (6)	4,972,095	4,972,510
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (6)	17,402,333	17,401,275
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (6)	25,457,128	25,456,645
Winston Funding Ltd.
4.26%, 01/23/06 (6)	7,100,152	7,100,152
World Savings Bank
3.89%, 03/09/06	14,916,286	14,915,999

		830,411,552

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,062,002,969)		2,062,002,969

TOTAL INVESTMENTS IN SECURITIES — 110.00% (Cost: $19,174,545,515)		22,064,167,312
Other Assets, Less Liabilities — (10.00)%		(2,006,310,055)

NET ASSETS — 100.00%		$20,057,857,257

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.38%
AUSTRALIA—5.44%
Alumina Ltd.	11,004	$47,603
Ansell Ltd.	1,690	13,283
Aristocrat Leisure Ltd.	2,902	25,173
Australian Stock Exchange Ltd.	1,034	22,226
Babcock & Brown Ltd.	1,514	18,834
BHP Billiton Ltd.	31,862	493,968
Billabong International Ltd.	1,366	13,207
Brambles Industries Ltd. (1)	9,022	56,960
Caltex Australia Ltd.	1,404	21,316
Challenger Financial Services Group Ltd.	5,028	13,674
Coca-Cola Amatil Ltd.	5,042	28,706
Cochlear Ltd.	546	15,494
Coles Myer Ltd.	9,934	74,445
Computershare Ltd.	3,854	18,861
CSL Ltd.	1,822	51,049
DCA Group Ltd. (1)	4,832	13,863
Foster’s Group Ltd.	11,172	48,414
Harvey Normand Holdings Ltd. (1)	6,984	14,872
Insurance Australia Group Ltd.	14,038	54,330
James Hardie Industries NV	4,428	28,088
Macquarie Bank Ltd.	1,956	94,510
Macquarie Communications Infrastructure Group	2,988	12,837
Newcrest Mining Ltd.	3,070	41,746
Origin Energy Ltd.	7,804	39,183
Patrick Corp. Ltd.	6,898	35,201
Perpetual Trustees Australia Ltd.	420	19,675
Publishing & Broadcasting Ltd.	1,236	14,886
QBE Insurance Group Ltd.	6,716	89,318
Rinker Group Ltd.	7,888	88,756
Rio Tinto Ltd. (1)	2,540	106,863
Sonic Healthcare Ltd.	2,380	25,926
TABCORP Holdings Ltd.	3,206	38,326
Toll Holdings Ltd.	2,478	23,143
Transurban Group	7,332	35,060
UNiTAB Ltd.	1,390	13,189
Wesfarmers Ltd.	3,412	91,009
Westpac Banking Corp.	15,554	241,139
Woodside Petroleum Ltd.	4,180	98,690
Woolworths Ltd.	9,156	111,712

		2,295,535

AUSTRIA—0.43%
Erste Bank der Oesterreichischen Sparkassen AG	1,280	66,537
Immofinanz Immobillien Anlagen AG (2)	2,362	22,831
Oesterreichische Elektrizitaetswirtschafts AG Class A	84	26,763
Telekom Austria AG	3,218	66,642

		182,773

BELGIUM—1.29%
AGFA Gevaert NV	1,002	21,567
Colruyt NV	166	21,473
Dexia Group	1,866	40,275
Electrabel SA	146	72,187
Groupe Bruxelles Lambert SA	638	58,153
InBev NV	1,668	66,628
KBC Groupe SA	1,642	133,736
Mobistar SA	274	22,169
Solvay SA	572	66,524
UCB SA	836	41,294

		544,006

DENMARK—0.71%
AP Moller - Maersk A/S	6	54,217
Coloplast A/S Class B	274	15,700
De Sammensluttede Vognmaend A/S	218	21,238
East Asiatic Co. Ltd. A/S	200	15,119
GN Store Nord A/S	2,190	26,362
Lundbeck (H.) A/S (1)	598	13,965
Novo Nordisk A/S Class B	2,202	112,741
Novozymes A/S Class B	508	26,539
William Demant Holding (2)	308	13,940

		299,821

FINLAND—1.37%
Elisa OYJ Class A (1)	1,502	26,284
Fortum OYJ	1,190	21,052
Neste Oil OYJ (2)	706	21,859
Nokia OYJ	24,456	406,575
Nokian Renkaat OYJ	1,054	16,412
Orion-Yhtyma OYJ Class B	820	17,816
TietoEnator OYJ	878	27,868
Uponor OYJ	800	17,238
YIT-Yhtyma OYJ	642	24,699

		579,803

FRANCE—9.46%
Accor SA	868	43,312
Alcatel SA (2)	7,300	85,774
Alstom (2)	358	17,147
Atos Origin SA (2)	674	46,257
Autoroutes du Sud de la France SA	476	26,539
Bouygues SA (1)	1,730	85,309
Business Objects SA (2)	650	22,212
Carrefour SA	4,996	222,005
Dassault Systemes SA	536	27,657
Essilor International SA (1)	904	74,386
European Aeronautic Defence and Space Co.	2,178	75,391
France Telecom SA	15,069	391,300
Groupe Danone	2,152	219,350
Hermes International (1)	94	21,077
Imerys SA (1)	290	20,042
Lagardere S.C.A.	1,056	72,538
L’Oreal SA (1)	2,732	200,753
LVMH Moet Hennessy Louis Vuitton SA	2,180	176,379
Neopost SA	298	28,733
PagesJaunes SA	1,120	28,842
Pernod-Ricard SA	626	109,395
Publicis Groupe (1)	1,288	42,579
Safran SA (1)	1,572	31,256

Sanofi-Aventis (1)	9,430	754,491
Societe des Autoroutes du Nord et de l’Est de la France (2)	222	13,229
Societe des Autoroutes Paris-Rhin-Rhone	318	20,777
Societe Television Francaise (1)	1,106	28,349
STMicroelectronics NV	5,744	94,461
Technip-Coflexip SA	552	29,732
Thales/Ex Thomson CSF (1)	368	15,841
Total SA (1)	1,756	440,420
Union du Credit Bail Immobilier	398	52,533
Veolia Environment	1,382	57,488
Vinci SA (1)	1,252	97,773
Vivendi Universal SA	9,562	300,982
Zodiac SA	342	18,630

		3,992,939

GERMANY—6.08%
Adidas-Salomon AG	398	66,734
Altana AG	666	37,492
BASF AG	3,074	221,465
Bayer AG	5,892	204,445
Beiersdorf AG	172	18,572
Celesio AG	330	28,502
Commerzbank AG	4,500	117,715
Continental AG	1,168	89,254
Deutsche Boerse AG	904	84,997
Deutsche Post AG	5,490	122,307
Deutsche Telekom AG (1)	24,466	432,236
Fresenius Medical Care AG (1)	340	30,563
Hochtief AG	574	23,176
Hypo Real Estate Holding AG	1,184	57,208
Infineon Technologies AG (2)	5,930	55,401
IVG Immobilien AG	716	13,799
Linde AG	744	52,969
MAN AG	1,308	60,677
Merck KGaA	428	35,372
Metro AG	1,322	60,075
Premiere AG (2)	442	12,711
Puma AG	158	39,978
SAP AG	1,990	340,129
Schering AG	1,492	91,979
Siemens AG	3,618	268,934

		2,566,690

GREECE—0.56%
Coca Cola Bottling Co. SA ADR	1,520	41,466
Hellenic Telecommunications Organization SA ADR (2)	4,000	40,840
National Bank of Greece SA ADR	20,000	155,000

		237,306

HONG KONG—1.70%
BOC Hong Kong Holdings Ltd.	33,000	61,510
Cathay Pacific Airways Ltd.	10,000	15,673
Esprit Holdings Ltd.	9,000	63,445
Giordano International Ltd.	16,000	9,184
Hang Seng Bank Ltd.	6,600	85,561
Hong Kong & China Gas Co. Ltd.	32,000	66,044
Hong Kong Exchanges & Clearing Ltd.	12,000	40,091
Hutchison Telecommunications International Ltd. (2)	14,000	17,698
Hutchison Whampoa Ltd.	10,000	94,681
Johnson Electric Holdings Ltd.	17,000	15,350

Kingboard Chemicals Holdings Co. Ltd.	4,000	8,462
Li & Fung Ltd.	16,000	34,157
PCCW Ltd.	38,000	23,283
Shangri-La Asia Ltd. (1)	12,000	16,795
Sino Land Co. Ltd. (1)	16,000	17,749
Sun Hung Kai Properties Ltd.	12,000	113,462
Techtronic Industries Co.	9,000	22,116
Television Broadcasts Ltd.	2,000	11,106

		716,367

IRELAND—0.80%
Bank of Ireland	3,198	48,378
CRH PLC	4,788	119,571
DCC PLC	1,082	20,087
DEPFA Bank PLC	3,292	51,259
Elan Corp. PLC (2)	2,330	18,838
Grafton Group PLC (2)	2,276	22,408
IAWS Group PLC	1,214	16,722
Kerry Group PLC Class A	1,192	24,899
Kingspan Group PLC	1,224	14,074

		336,236

ITALY—3.39%
Alleanza Assicurazioni SpA (1)	3,852	44,453
Arnoldo Mondadori Editore SpA	1,378	12,808
Assicurazioni Generali SpA (1)	8,432	250,567
Autogrill SpA (1)	1,410	19,236
Autostrade SpA	2,492	56,950
Banca Intesa SpA	19,432	90,655
Banca Monte dei Paschi di Siena SpA (1)	4,280	19,429
Banca Nazionale del Lavoro SpA (2)	12,634	40,706
Banca Popolare di Milano Scrl (1)	3,796	36,146
Banche Popolari Unite Scrl	1,662	35,155
Banco Popolare di Verona e Novara Scrl	1,450	26,746
Bulgari SpA	1,620	17,153
Capitalia SpA	13,064	68,105
Fiat SpA (2)	2,612	21,243
Fineco SpA	1,666	14,407
Finmeccanica SpA	2,672	48,550
Lottomatica SpA	406	14,734
Luxottica Group SpA	1,302	31,486
Mediaset SpA (1)	7,490	82,176
Mediobanca SpA	2,054	36,337
Mediolanum SpA (1)	2,748	17,379
Riunione Adriatica di Sicurta SpA (1)	2,642	60,030
Sanpaolo IMI SpA	5,024	72,390
Seat Pagine Gaille SpA (1) (2)	30,254	14,042
Telecom Italia SpA	94,544	273,192
Terna SpA	11,008	26,502

		1,430,577

JAPAN—24.88%
Advantest Corp. (1)	800	57,455
AEON Co. Ltd.	6,000	123,706
AEON Credit Service Co. Ltd.	400	31,236
AIFUL Corp.	400	29,793
Aisin Seiki Co. Ltd.	1,200	35,875
All Nippon Airways Co. Ltd.	6,000	19,432
Alps Electric Co. Ltd.	2,000	31,579
Asahi Glass Co. Ltd.	8,000	86,182
Astellas Pharma Inc.	4,800	171,127
Bank of Fukuoka Ltd.	6,000	46,390
Bank of Yokohama Ltd.	12,000	97,315

Bridgestone Corp.	6,000	121,644
Canon Inc.	6,800	354,590
Casio Computer Co. Ltd.	2,200	33,074
Central Japan Railway Co.	14	118,706
Chiba Bank Ltd. (The)	6,000	53,142
Chiyoda Corp.	2,000	34,277
Chugai Pharmaceutical Co. Ltd.	1,600	34,913
Credit Saison Co. Ltd.	1,400	63,142
CSK Corp.	600	23,143
Daikin Industries Ltd.	2,200	57,077
Daimaru Inc. (The)	2,000	24,260
Dainippon Screen Manufacturing Co. Ltd.	2,000	12,216
DENTSU Inc.	12	32,370
E*Trade Securities Co. Ltd. (1)	4	20,858
Eisai Co. Ltd.	800	31,201
Elpida Memory Inc. (2)	400	10,068
Fanuc Ltd.	1,600	125,081
Fast Retailing Co. Ltd.	600	41,957
Fujitsu Ltd.	8,000	52,506
Furukawa Electric Co. Ltd. (2)	4,000	18,865
Hakuhodo DY Holdings Inc.	200	13,401
Heavy Industries Co. Ltd. (2)	12,000	27,731
Hikari Tsushin Inc. (1)	200	12,766
Hino Motors Ltd.	2,000	12,697
Hirose Electric Co. Ltd.	200	22,731
Hitachi Chemical Co. Ltd.	1,000	21,477
Hitachi Construction Machinery Co. Ltd.	1,000	18,900
Hoya Corp.	1,000	34,878
Hoya Corp. When Issued (2)	3,000	103,862
Ibiden Co. Ltd.	800	32,164
Index Corp.	8	8,934
INPEX Corp.	4	28,040
Isetan Co. Ltd.	1,800	32,164
Ito En Ltd.	200	9,587
JAFCO Co. Ltd.	200	11,958
Japan Airlines System Corp. (1)	6,000	15,721
JFE Holdings Inc.	3,400	104,858
JGC Corp.	2,000	32,490
JSR Corp.	1,600	37,593
Kajima Corp. (1)	8,000	41,304
Kao Corp.	2,000	47,678
Kawasaki Kisen Kaisha Ltd. (1)	2,000	12,405
KDDI Corp.	24	136,901
Keihin Electric Express Railway Co. Ltd. (1)	4,000	25,532
Keisei Electric Railway Co. Ltd.	2,000	12,903
Keyence Corp.	200	45,771
Kintetsu Corp.	14,000	51,235
Kobe Steel Ltd.	14,000	41,012
Komatsu Ltd.	4,000	52,850
Konica Minolta Holdings Inc.	2,000	16,511
Koyo Seiko Co. Ltd.	2,000	31,923
Kuraray Co. Ltd.	2,000	18,951
Leopalace21 Corp.	1,200	30,927
Makita Corp.	2,000	46,218
Matsushita Electric Industrial Co. Ltd.	18,000	327,048
Mediceo Paltac Holdings Co. Ltd.	1,400	21,625
Meitec Corp. (1)	400	12,886
Millea Holdings Inc.	6	107,727
Minebea Co. Ltd.	4,000	15,566
Mitsubishi Chemical Holdings Corp. (2)	3,000	18,659
Mitsubishi Corp.	3,600	69,585
Mitsubishi Estate Co. Ltd.	10,000	147,159
Mitsubishi UFJ Financial Group	66	826,116

Mitsui Chemicals Inc.	2,000	11,941
Mitsui Engineering & Shipbuilding Co. Ltd.	8,000	19,106
Mitsui Fudosan Co. Ltd.	8,000	130,235
Mitsui O.S.K. Lines Ltd.	4,000	28,040
Mitsui Sumitomo Insurance Co. Ltd.	10,000	127,142
Mitsui Trust Holdings Inc.	4,000	47,902
Mitsukoshi Ltd.	4,000	17,353
Mizuho Financial Group Inc.	38	252,017
Murata Manufacturing Co. Ltd.	600	29,741
Namco Bandai Holdings Inc. (2)	1,500	22,563
Net One Systems Co. Ltd.	6	11,443
NHK Spring Co. Ltd.	2,000	15,635
Nidec Corp.	400	23,332
Nidec Corp. When Issued (2)	400	22,164
Nikon Corp. (1)	2,000	25,497
Nintendo Co. Ltd.	1,000	111,335
Nippon Electric Glass Co. Ltd.	2,000	38,057
Nishi-Nippon City Bank Ltd. (The)	4,000	23,161
Nissan Chemical Industries Ltd.	2,000	23,143
Nitori Co. Ltd.	200	15,120
Nitto Denko Corp.	1,400	84,309
NOK Corp.	1,000	29,982
Nomura Research Institute Ltd.	200	20,583
NTT Data Corp. (1)	12	41,545
NTT DoCoMo Inc.	152	261,157
Odakyu Electric Railway Co. Ltd.	6,000	33,504
Oki Electric Industry Co. Ltd.	6,000	18,556
Olympus Corp.	2,000	44,242
Omron Corp.	2,000	46,991
Oriental Land Co. Ltd.	600	33,349
ORIX Corp.	800	148,928
Rakuten Inc.	38	24,614
Resona Holdings Inc. (2)	28	80,581
Ricoh Corp. Ltd.	6,000	94,790
Rohm Co. Ltd.	600	48,348
Ryohin Keikaku Co. Ltd.	200	13,230
Sanyo Electric Co. Ltd. (1)	16,000	33,263
SBI Holdings Inc.	34	16,853
Secom Co. Ltd.	2,000	99,137
Sega Sammy Holdings Inc.	600	21,442
Sega Sammy Holdings Inc. When Issued (2)	600	21,597
Seiko Epson Corp.	1,000	24,483
Seven & I Holdings Co. Ltd. (2)	7,000	228,513
Sharp Corp.	8,000	109,274
Shimamura Co. Ltd.	200	25,566
Shimano Inc.	800	19,724
Shimizu Corp.	6,000	40,359
Shin-Etsu Chemical Co. Ltd.	3,200	152,296
Shinsei Bank Ltd.	8,000	46,321
Shionogi & Co. Ltd.	4,000	48,452
Shiseido Co. Ltd.	2,000	31,923
Showa Denko K.K.	6,000	19,071
SMC Corp.	400	52,953
Softbank Corp.	2,200	123,792
Sony Corp.	9,000	290,709
Stanley Electric Co. Ltd.	1,400	21,444
Sumitomo Chemical Co. Ltd.	14,000	82,385
Sumitomo Electric Industries Ltd.	6,000	78,450
Sumitomo Heavy Industries Ltd.	6,000	41,751
Sumitomo Metal Mining Co. Ltd.	6,000	54,328
Sumitomo Mitsui Financial Group Inc.	42	386,066
Sumitomo Realty & Development Co. Ltd.	2,000	32,129
Suruga Bank Ltd. (The)	2,000	24,363

Suzuken Co. Ltd.	600	18,298
T&D Holdings Inc.	2,100	131,515
Taisei Corp.	8,000	35,256
Takara Holdings Inc.	2,000	11,769
TDK Corp.	400	26,837
Teijin Ltd.	8,000	47,421
Teikoku Oil Co. Ltd.	2,000	19,123
Terumo Corp.	1,600	48,245
THK Co. Ltd.	1,000	22,422
TIS Inc.	400	9,381
Tobu Railway Co. Ltd.	8,000	34,157
Toho Co. Ltd.	1,400	26,580
Tokuyama Corp.	2,000	19,759
Tokyo Electron Ltd.	1,400	69,877
Tokyu Corp.	4,000	21,717
Tokyu Land Corp.	4,000	31,579
TonenGeneral Sekiyu K.K.	2,000	22,233
Toppan Printing Co. Ltd.	2,000	19,226
Toray Industries Inc.	4,000	22,130
Toshiba Corp.	26,000	119,720
TOTO Ltd.	2,000	15,274
Toyota Motor Corp.	8,800	401,426
Toyota Tsusho Corp.	2,000	43,984
Trend Micro Inc.	1,000	31,012
Uni-Charm Corp. (1)	400	18,040
Ushio Inc.	1,200	22,267
USS Co. Ltd.	280	19,147
Yahoo! Japan Corp.	60	63,399
Yahoo! Japan Corp. When Issued (2)	34	36,510
Yakult Honsha Co. Ltd.	1,000	24,355
Yamada Denki Co. Ltd. (1)	600	52,420
Yamato Transport Co. Ltd.	4,000	65,599
Yaskawa Electric Corp. (2)	2,000	15,515
Yokogawa Electric Corp.	2,000	29,294
Zeon Corp.	2,000	23,539

		10,498,930

NETHERLANDS—3.44%
ASML Holding NV (2)	4,384	74,038
Euronext NV	814	34,563
Getronics NV	1,188	14,770
Heineken NV	2,200	69,644
Koninklijke Ahold NV (2)	14,012	97,676
Koninklijke KPN NV	18,844	179,209
Koninklijke Philips Electronics NV	7,680	200,532
QIAGEN NV (2)	1,414	16,733
Randstad Holding NV	444	16,986
Reed Elsevier NV	6,284	84,600
Royal Numico NV (2)	1,356	54,864
SBM Offshore NV	350	27,039
TNT Post Group NV	3,480	82,071
Unilever NV CVA	5,118	359,836
Vedior NV	1,606	21,429
VNU NV	2,186	69,463
Wolters Kluwer NV CVA	2,586	47,916

		1,451,369

NEW ZEALAND—0.25%
Auckland International Airport Ltd.	11,152	15,297
Contact Energy Ltd.	3,056	14,757
Fisher & Paykel Healthcare Corp Ltd.	5,928	14,396
Lion Nathan Ltd.	3,240	19,100
Sky City Entertainment Group Ltd.	6,060	19,255
Telecom Corp. of New Zealand Ltd.	5,076	20,711

		103,516

NORWAY—0.74%
Orkla ASA	726	25,464
Petroleum Geo-Services ASA (2)	578	14,671
Schibsted ASA	606	17,480
Statoil ASA	6,040	135,194
Tandberg ASA	1,388	13,666
Telenor ASA	7,524	73,499
Yara International ASA	2,042	33,691

		313,665

PORTUGAL—0.29%
Banco Comercial Portugues SA Class R	8,864	22,402
Brisa-Auto Estradas de Portugal SA (1)	3,336	26,372
Portugal Telecom SGPS SA (1)	7,890	71,255

		120,029

SINGAPORE—0.80%
Capitaland Ltd.	12,000	22,506
City Developments Ltd.	6,000	31,140
Keppel Corp. Ltd. (1)	6,000	41,049
Oversea-Chinese Banking Corp.	16,000	59,450
Singapore Exchange Ltd.	14,000	22,294
Singapore Press Holdings Ltd.	16,000	42,275
Singapore Technologies Engineering Ltd.	14,000	21,055
Singapore Telecommunications Ltd.	60,000	82,451
Venture Corp. Ltd.	2,000	14,744

		336,964

SPAIN—3.80%
Abertis Infraestructuras SA (1)	1,936	52,870
Acciona SA	250	27,324
Actividades de Construcciones y Servicios SA	2,174	62,103
Altadis SA	2,436	103,287
Antena 3 de Television SA (1)	866	16,824
Banco Bilbao Vizcaya Argentaria SA	10,264	180,840
Cintra Concesiones de Infraestructuras de Transporte SA (2)	1,966	23,289
Corporacion Mapfre SA	810	14,174
Gamesa Corp. Tecnologica SA (1)	1,336	18,530
Grupo Ferrovial SA	574	42,351
Iberdrola SA	7,338	196,348
Iberia Lineas Aereas de Espana SA	5,898	14,764
Indra Sistemas SA	1,432	29,312
Industria de Diseno Textil SA	2,054	60,742
Inmobiliaria Colonial	304	17,652
Metrovacesa SA (1)	546	37,832
Promotora de Informaciones SA	852	15,613
Sogecable SA (1) (2)	436	16,560
Telefonica Publicidad e Informacion SA	1,798	14,429
Telefonica SA	39,598	631,273
Union Fenosa SA	780	25,785

		1,601,902

SWEDEN—2.47%
Alfa Laval AB	1,044	19,795
ASSA Abloy AB Class B	2,878	41,199
Atlas Copco AB Class A	2,958	54,044
Atlas Copco AB Class B	2,092	34,150
Axfood AB	416	10,395
Capio AB (2)	860	14,849

Elekta AB Class B	858	13,090
Eniro AB	1,582	17,283
Gambro AB Class A	1,640	23,168
Gambro AB Class B	952	13,389
Getinge AB	1,810	22,615
Hennes & Mauritz AB Class B (1)	4,256	138,150
Lundin Petroleum AB (2)	1,688	17,063
Modern Times Group AB Class B (2)	526	20,112
Scania AB Class B	920	30,961
Securitas AB Class B	2,838	43,121
Skandia Forsakrings AB	9,774	48,725
Swedish Match AB	2,852	32,411
Tele2 AB Class B (1)	1,330	12,609
Telefonaktiebolaget LM Ericsson Class B	133,660	436,378

		1,043,507

SWITZERLAND—7.26%
ABB Ltd. (2)	17,722	135,341
Geberit AG Registered	40	27,666
Givaudan SA Registered	70	45,055
Kudelski SA Bearer (2)	340	12,035
Logitech International SA (2)	754	28,528
Lonza Group AG Registered	382	21,983
Micronas Semiconductor Holdings AG (2)	330	11,157
Nestle SA	1,244	369,991
Nobel Biocare Holding AG	210	48,348
Novartis AG	20,930	1,124,232
Phonak Holding AG	416	17,319
Roche Holding AG Genusschein	6,232	929,659
Schindler Holding AG Certificates of Participation	48	18,273
Serono SA	54	34,882
SIG Holding AG	64	15,763
Societe Generale de Surveillance Holding SA	40	29,432
Straumann Holding AG	78	18,154
Swatch Group AG (The) Class B	212	29,359
Syngenta AG (2)	944	101,046
Synthes Inc.	428	45,250

		3,063,473

UNITED KINGDOM—24.22%
Aegis Group PLC	11,426	25,182
Alliance Unichem PLC	2,270	30,962
AMVESCAP PLC	6,916	43,524
Anglo American PLC	6,302	186,307
ARM Holdings PLC	12,800	24,642
AstraZeneca PLC	14,646	656,733
BAE Systems PLC	28,714	167,996
Balfour Beatty PLC	4,036	21,774
BG Group PLC	31,526	276,812
BHP Billiton PLC	21,962	322,884
BP PLC	65,132	719,472
BPB PLC	4,472	57,870
Brambles Industries PLC	6,820	39,419
British Airways PLC (2)	5,114	27,340
British Sky Broadcasting Group PLC	11,134	100,521
Bunzl PLC	3,530	35,307
Cadbury Schweppes PLC	18,426	181,360
Capita Group PLC	6,258	43,205
Carnival PLC	1,552	78,824
Cattles PLC	2,636	12,763
Centrica PLC	33,608	142,043
Cobham PLC	11,256	30,686
Daily Mail and General Trust PLC Class A	2,594	28,746

Diageo PLC	9,224	136,345
EMAP PLC	2,370	34,319
EMI Group PLC	3,872	14,668
Enterprise Inns PLC	3,258	44,957
Exel PLC	2,782	59,394
Gallaher Group PLC	5,848	90,843
GlaxoSmithKline PLC	52,288	1,359,748
Group 4 Securicor PLC (2)	11,170	29,759
GUS PLC	8,992	134,110
Hays PLC	16,072	32,577
Hilton Group PLC	14,402	86,492
HMV Group PLC	4,354	14,490
ICAP PLC	4,884	29,872
Imperial Tobacco Group PLC	6,496	186,293
Inchcape PLC	760	27,715
Intercontinental Hotels Group PLC	2,278	28,470
International Power PLC (2)	12,912	53,029
Intertek Testing Services Ltd.	1,688	21,291
Invensys PLC (2)	56,292	12,955
iSOFT Group PLC	2,224	15,699
ITV PLC	36,958	68,042
Kesa Electricals PLC	4,740	20,138
Land Securities Group PLC	2,046	50,309
London Stock Exchange PLC	2,544	25,512
Man Group PLC	2,718	74,098
Marconi Corp. PLC (2)	1,886	12,437
Marks & Spencer Group PLC	15,120	111,749
Meggitt PLC	4,126	22,095
Misys PLC	4,794	17,397
National Express Group PLC	926	13,475
National Grid PLC	24,148	220,793
Next PLC	2,426	57,290
Pearson PLC	3,542	39,377
Peninsular & Oriental Steam Navigation Co. PLC	2,544	18,194
Punch Taverns PLC	2,386	30,876
Reckitt Benckiser PLC	5,488	165,837
Reed International PLC	11,238	102,653
Reuters Group PLC	12,976	82,522
Rexam PLC	2,542	21,667
Rio Tinto PLC	9,488	361,789
Rolls-Royce Group PLC (2)	13,868	89,607
Rolls-Royce Group PLC Class B	463,191	859
SABMiller PLC	7,792	147,042
Sage Group PLC	11,744	44,594
Scottish & Southern Energy PLC	7,612	132,056
Serco Group PLC	4,652	21,844
Signet Group PLC	16,668	30,023
Smith & Nephew PLC	8,654	73,228
Smiths Group PLC	1,866	30,142
Stolt Offshore SA (2)	1,310	13,704
Tesco PLC	69,124	368,018
3i Group PLC	1,832	24,583
Travis Perkins PLC	1,056	25,984
Unilever PLC	24,816	251,722
United Business Media PLC	2,564	24,329
Vodafone Group PLC	566,700	1,487,244
William Hill PLC	3,906	36,959
Wolseley PLC	5,194	105,647
WPP Group PLC	10,702	105,146
Yell Group PLC	3,114	24,393

		10,220,772

TOTAL COMMON STOCKS (Cost: $40,489,033)		41,936,180

Security	Shares	Value
PREFERRED STOCKS—0.35%
GERMANY—0.31%
Fresenius Medical Care AG	226	17,324
Henkel KGaA	518	44,609
Porsche AG	74	53,313
Prosieben Satellite Media AG	824	14,193

		129,439

ITALY—0.04%
Banca Intesa SpA	3,776	16,338

		16,338

TOTAL PREFERRED STOCKS (Cost: $156,935)		145,777

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.16%
CERTIFICATES OF DEPOSIT (3)—0.42%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$4,161	4,161
Bank of Nova Scotia
3.79%, 01/03/06	3,329	3,329
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	7,490	7,490
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	12,484	12,484
Credit Suisse New York
3.98%, 07/19/06	20,807	20,807
Dexia Credit Local
4.02%, 08/30/06	4,161	4,161
Fortis Bank NY
3.83% - 3.84%, 01/25/06	12,484	12,484
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	21,639	21,640
HSBC Bank USA N.A.
3.72%, 08/03/06	4,161	4,162
Nordea Bank AB
3.80%, 10/02/06	4,994	4,993
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	12,484	12,482
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	12,900	12,898
Toronto - Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	22,887	22,888
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	6,658	6,658
Unicredito Italiano SpA
3.80%, 06/14/06	10,819	10,817
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	15,064	15,064

		176,518

COMMERCIAL PAPER (3)—1.08%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	8,323	8,267
Amsterdam Funding Corp.
4.05%, 11/01/05	12,484	12,484
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	20,807	20,776
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	29,129	29,040
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	11,176	11,125
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	10,403	10,362
CC USA Inc.
4.23%, 04/21/06	2,497	2,447
Chariot Funding LLC
4.00%, 11/23/05	7,433	7,415
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	10,653	10,617
Dorada Finance Inc.
3.76%, 01/26/06	832	825
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	7,907	7,883
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	12,651	12,605
Ford Credit Auto Receivables
4.00%, 12/12/05	1,384	1,378
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	39,172	39,034
Galaxy Funding Inc.
4.23%, 04/18/06	2,389	2,341
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	14,470	14,456
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	12,484	12,428
General Electric Co.
3.98%, 12/30/05	4,161	4,134
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	26,585	26,549
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	10,403	10,371
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	19,974	19,839
HSBC PLC
3.88%, 02/03/06	2,497	2,471
Jupiter Securitization Corp.
4.01%, 11/29/05	9,778	9,747
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	17,394	17,302
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	6,658	6,640
Nordea North America Inc.
4.16%, 04/04/06	8,739	8,583
Park Avenue Receivables Corp.
4.00%, 11/22/05	12,954	12,924
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	32,375	32,278
Park Sienna LLC
4.01%, 11/23/05	1,670	1,666
Polonius Inc.
4.01%, 11/23/05	4,577	4,566
Preferred Receivables Funding
4.01%, 11/29/05	2,263	2,256

Ranger Funding Co. LLC
4.03%, 11/30/05	8,809	8,781
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	8,323	8,225
Sedna Finance Inc.
3.92%, 02/21/06	2,081	2,055
Sigma Finance Inc.
4.16%, 04/06/06	4,994	4,904
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	6,325	6,295
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	23,347	23,293
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	1,790	1,786
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	5,563	5,524
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	33,617	33,511

		457,183

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.86%, 11/03/05	4,161	4,161

		4,161

MEDIUM-TERM NOTES (3)—0.04%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	2,580	2,580
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	13,316	13,315

		15,895

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (5) (6)	34,969	34,969

		34,969

REPURCHASE AGREEMENTS (3)—0.80%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $83,235 and an effective yield of 4.03%. (7)	$83,226	83,226
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $83,235 and an effective yield of 4.03%. (7)	83,226	83,226
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $108,206 and an effective yield of 4.03%. (7)	108,194	108,194
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $20,809 and an effective yield of 4.05%. (7)	20,807	20,807
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $41,618 and an effective yield of 4.03%. (7)	41,613	41,613

		337,066

TIME DEPOSITS (3)—0.08%
Deutsche Bank
4.03%, 11/01/05	10,895	10,895
SunTrust Bank
3.97%, 11/01/05	24,968	24,968

		35,863

VARIABLE & FLOATING RATE NOTES (3)—1.65%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	25,925	25,931
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	32,042	32,042
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	13,732	13,732
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	4,577	4,580
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	27,049	27,065
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	5,410	5,410
Bank of America N.A.
3.81%, 08/10/06	41,613	41,613
Bank of Ireland
3.97%, 11/17/06 (4)	8,323	8,323
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	20,723	20,723
BMW US Capital LLC
3.94%, 11/15/06 (4)	8,323	8,323
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	22,388	22,387
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	2,081	2,081
DEPFA Bank PLC
3.88%, 09/15/06	8,323	8,323
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	13,233	13,234
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	8,323	8,323
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	8,323	8,322
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	16,645	16,645
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	5,826	5,825
General Electric Capital Corp.
4.04%, 10/06/06	3,745	3,748
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	6,242	6,242
Hartford Life Global Funding Trusts
3.96%, 08/15/06	8,323	8,323
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	8,323	8,323
HSBC Bank USA N.A.
4.20%, 05/04/06	2,913	2,914
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	15,813	15,813
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	8,729	8,729
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	32,458	32,460
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	4,161	4,161

Marshall & Ilsley Bank
4.10%, 02/20/06	8,323	8,326
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	24,885	24,902
Mound Financing PLC
3.94%, 11/08/06 (4)	16,645	16,645
Natexis Banques Populaires
3.95%, 10/16/06 (4)	6,242	6,242
National City Bank (Ohio)
3.83%, 01/06/06	4,161	4,161
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	30,794	30,796
Nordea Bank AB
3.92%, 08/11/06 (4)	14,565	14,565
Northern Rock PLC
3.87%, 08/03/06 (4)	9,987	9,988
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	22,638	22,638
Principal Life Income Funding Trusts
3.74%, 05/10/06	6,242	6,242
Royal Bank of Scotland
3.80%, 04/05/06	11,132	11,130
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	7,074	7,074
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	34,206	34,205
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	8,323	8,323
Strips III LLC
4.08%, 07/24/06 (4) (8)	2,344	2,344
SunTrust Bank
4.19%, 04/28/06	12,484	12,484
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	18,559	18,558
Toyota Motor Credit Corp.
3.95%, 04/10/06	3,745	3,745
Union Hamilton Special Funding LLC
4.00%, 03/28/06	8,323	8,323
US Bank N.A.
4.01%, 09/29/06	3,745	3,744
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	18,515	18,515
Wells Fargo & Co.
3.96%, 09/15/06 (4)	4,161	4,162
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	14,565	14,564
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	21,306	21,306
Winston Funding Ltd.
4.26%, 01/23/06 (4)	5,942	5,942
World Savings Bank
3.89%, 03/09/06	12,484	12,484

		695,003

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,756,658)		1,756,658

TOTAL INVESTMENTS IN SECURITIES — 103.89% (Cost: $42,402,626)		43,838,615
Other Assets, Less Liabilities — (3.89)%		(1,642,266)

NET ASSETS — 100.00%		$42,196,349

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.39%
AUSTRALIA—5.00%
Alinta Ltd.	1,352	$10,879
Amcor Ltd.	7,554	37,645
AMP Ltd.	16,152	87,975
APN News & Media Ltd. (1)	2,078	7,375
Australia & New Zealand Banking Group Ltd.	15,636	275,121
Australian Gas & Light Co. Ltd.	3,822	43,234
AXA Asia Pacific Holdings Ltd.	4,630	16,362
BHP Steel	6,282	39,755
Boral Ltd.	5,316	30,107
Centro Properties Group	8,292	36,924
Commonwealth Bank of Australia	10,942	317,856
Commonwealth Property Office Fund	16,356	14,848
CSR Ltd.	8,708	18,998
DB RREEF Trust	21,644	21,589
Downer EDI Ltd.	2,498	11,348
Foster’s Group Ltd.	5,840	25,307
Futuris Corp. Ltd.	5,254	7,262
Gandel Retail Trust	11,974	16,685
GPT Group	15,240	43,724
Iluka Resources Ltd.	1,716	9,924
Investa Property Group	16,120	23,486
John Fairfax Holdings Ltd.	7,376	22,705
Leighton Holdings Ltd.	1,182	13,468
Lend Lease Corp. Ltd.	3,252	33,093
Macquarie Airports	5,548	12,436
Macquarie Goodman Group	9,294	28,054
Macquarie Infrastructure Group	19,006	48,707
Mayne Group Ltd.	5,746	22,410
Mirvac Group	11,328	32,331
Multiplex Group	6,246	15,447
National Australia Bank Ltd.	13,430	331,129
OneSteel Ltd.	5,478	14,407
Orica Ltd.	2,428	34,685
Pacific Brands Ltd.	4,832	9,856
PaperlinX Ltd. (1)	6,578	15,137
Qantas Airways Ltd.	9,424	24,081
Santos Ltd.	5,320	43,723
Stockland Trust Group	11,816	53,941
Suncorp-Metway Ltd.	4,640	66,805
TABCORP Holdings Ltd.	2,202	26,324
Westfield Group	12,546	155,698

		2,100,841

AUSTRIA—0.41%
Andritz AG	158	14,345
Boehler-Uddeholm AG	110	16,667
Flughafen Wien AG	216	13,971
Mayr-Melnhof Karton AG	92	12,607

OMV AG	1,504	81,064
Voest-Alpine AG	208	17,312
Wienberger AG	412	15,914

		171,880

BELGIUM—1.30%
Bekaert NV	188	15,639
Belgacom SA	1,338	44,808
Cofinimmo	136	21,323
Delhaize-Le Lion SA	632	36,638
Dexia Group	3,358	72,477
Electrabel SA	80	39,554
Fortis	10,302	293,056
Umicore Mines SA	228	22,803

		546,298

DENMARK—0.85%
AP Moller - Maersk A/S	6	54,217
Carlsberg A/S Class B	294	16,067
Danisco A/S	418	26,668
Danske Bank A/S	3,734	117,014
Kobenhavns Lufthavne A/S	34	10,761
TDC A/S	1,600	89,494
Topdanmark A/S (2)	154	11,741
Vestas Wind Systems A/S (2)	1,484	32,095

		358,057

FINLAND—1.48%
Amer Group Ltd. (1)	460	8,369
Cargotec Corp. (2)	478	14,141
Fortum OYJ	2,308	40,830
Kesko OYJ Class B	588	16,156
Kone OYJ (2)	358	24,111
Metso Corp.	980	25,471
Neste Oil OYJ (2)	708	21,921
Nokia OYJ	11,860	197,170
Outokumpu OYJ (1)	1,052	13,495
Pohjola Group PLC Class D	636	10,192
Rautaruukki OYJ	854	17,430
Sampo OYJ Class A	3,536	54,211
Stora Enso OYJ Class R	5,582	71,338
UPM-Kymmene OYJ	4,682	90,455
Wartsila OYJ Class B	572	15,860

		621,150

FRANCE—9.34%
Accor SA (1)	1,000	49,898
Air France-KLM	956	16,054
Alcatel SA (2)	3,708	43,569
Alstom (2)	627	30,049
Arcelor	4,426	105,018
AXA (1)	12,274	355,181
BIC SA	164	9,311
BNP Paribas SA (1)	6,862	519,849
Cap Gemini SA (1) (2)	1,098	40,309
CNP Assurances	280	19,468
Compagnie de Saint-Gobain SA	2,664	145,820
Compagnie Generale des Etablissements Michelin Class B	1,270	68,512
Credit Agricole SA (1)	5,740	168,096
Etablissements Economiques du Casino Guichard-Perrachon SA (1)	398	27,172
Gecina SA	78	8,614

Klepierre	212	19,857
Lafarge SA	1,486	122,098
L’Air Liquide SA (1)	930	168,980
PPR SA (1)	580	60,890
PSA Peugeot Citroen	1,378	83,680
Renault SA	1,604	138,806
Schneider Electric SA	1,962	161,091
SCOR	7,370	14,653
Societe Generale Class A	2,984	340,432
Sodexho Alliance SA (1)	924	35,924
Suez SA	7,810	211,410
Technip-Coflexip SA (1)	324	17,452
Thales/Ex Thomson CSF (1)	384	16,530
Thomson SA	2,270	42,768
Total SA (1)	3,210	805,096
Valeo SA (1)	646	24,180
Veolia Environment	1,306	54,327

		3,925,094

GERMANY—7.04%
Allianz AG	3,230	455,853
BASF AG	1,598	115,127
Bayerische Hypo-und Vereinsbank AG (2)	4,892	136,231
DaimlerChrysler AG Registered	7,976	399,230
Deutsche Bank AG	4,288	401,272
Deutsche Lufthansa AG (1)	2,212	29,568
Douglas Holding AG	270	10,252
E.ON AG	5,412	490,056
Epcos AG (2)	626	7,550
Heidelberger Druckmaschinen AG	320	10,157
Muenchener Rueckversicherungs-Gesellschaft AG	1,586	186,164
RWE AG	3,630	231,653
Siemens AG	3,454	256,744
Suedzucker AG	569	11,974
ThyssenKrupp AG	3,156	64,035
TUI AG	2,214	42,986
Volkswagen AG (1)	2,042	111,162

		2,960,014

GREECE—0.35%
Hellenic Telecommunications Organization SA ADR (2)	14,546	148,515

		148,515

HONG KONG—1.60%
Bank of East Asia Ltd.	12,400	36,229
Cheung Kong (Holdings) Ltd.	12,000	124,840
Cheung Kong Infrastructure Holdings Ltd.	4,000	12,435
CLP Holdings Ltd.	15,000	86,006
Hang Lung Properties Ltd.	16,000	22,909
Henderson Land Development Co. Ltd.	8,000	35,654
Hongkong Electric Holdings Ltd.	12,000	56,654
Hopewell Holdings Ltd.	6,000	14,628
Hutchison Whampoa Ltd.	8,000	75,745
Hysan Development Co. Ltd.	6,000	13,002
Kerry Properties Ltd. (1)	5,000	12,512
MTR Corp. Ltd.	12,000	22,677
New World Development Co. Ltd.	20,000	24,638
Swire Pacific Ltd. Class A	8,000	71,720
Wharf Holdings Ltd.	12,000	40,942
Wing Hang Bank Ltd.	2,000	13,660
Yue Yen Industrial (Holdings) Ltd.	4,000	10,087

		674,338

IRELAND—0.85%
Allied Irish Banks PLC	7,930	167,358
Bank of Ireland	5,706	86,318
C&C Group PLC	2,130	13,139
Elan Corp. PLC (2)	1,244	10,057
Fyffes PLC	3,300	9,565
Greencore Group PLC	3,064	11,560
Independent News & Media PLC	5,704	15,440
Irish Life & Permanent PLC	2,486	43,771

		357,208

ITALY—3.89%
Banca Fideuram SpA (1)	1,514	8,169
Banca Intesa SpA	10,274	47,931
Banca Monte dei Paschi di Siena SpA (1)	6,992	31,740
Banche Popolari Unite Scrl	1,824	38,582
Banco Popolare di Verona e Novara Scrl	2,256	41,613
Enel SpA (1)	37,142	299,396
Eni SpA	22,598	605,213
Fiat SpA (1) (2)	2,386	19,405
Italcementi SpA (1)	818	13,403
Mediobanca SpA (1)	2,182	38,601
Pirelli & Co. SpA	26,280	23,324
Sanpaolo IMI SpA (1)	4,996	71,987
Snam Rete Gas SpA (1)	8,160	44,763
Telecom Italia SpA RNC	46,890	113,280
Unicredito Italiano SpA	42,296	235,949

		1,633,356

JAPAN—23.29%
Acom Co. Ltd.	640	41,400
Aderans Co. Ltd.	400	10,652
AIFUL Corp.	200	14,896
Aisin Seiki Co. Ltd.	600	17,937
Ajinomoto Co. Inc.	6,000	58,245
Amada Co. Ltd.	4,000	30,308
Aoyama Trading Co. Ltd.	600	17,937
Asahi Breweries Ltd.	3,400	42,264
Asahi Kasei Corp.	10,000	53,262
Autobacs Seven Co. Ltd. (1)	200	8,161
Bank of Kyoto Ltd. (The) (1)	2,000	22,009
Benesse Corp.	200	7,062
Central Glass Co. Ltd.	2,000	11,099
Chubu Electric Power Co. Inc. (1)	5,000	123,706
Chugai Pharmaceutical Co. Ltd.	800	17,456
Circle K Sunkus Co. Ltd.	400	9,140
Citizen Watch Co. Ltd.	2,600	19,655
Coca Cola West Japan Co. Ltd.	400	8,866
COMSYS Holdings Corp.	2,000	22,422
Dai Nippon Printing Co. Ltd.	6,000	97,882
Daicel Chemical Industries Ltd.	2,000	12,903
Daido Steel Co. Ltd.	2,000	13,745
Daiichi Sanyko Co. Ltd. (2)	5,718	103,647
Dainippon Ink & Chemical Inc.	6,000	17,783
Daito Trust Construction Co. Ltd.	600	29,586
Daiwa House Industry Co. Ltd.	4,000	53,400
Daiwa Securities Group Inc.	12,000	97,831
Denki Kagaku Kogyo Kabushiki Kaisha	4,000	14,570
Denso Corp.	4,600	130,012
DENTSU Inc.	6	16,185
Dowa Mining Co. Ltd.	2,000	16,030

East Japan Railway Co.	30	177,827
Ebara Corp. (1)	2,000	8,178
Eisai Co. Ltd.	1,400	54,602
Electric Power Development Co.	1,200	39,174
FamilyMart Co. Ltd.	600	17,783
Fuji Electric Holdings Co. Ltd.	4,000	17,800
Fuji Photo Film Co. Ltd.	4,200	132,417
Fuji Television Network Inc.	4	8,866
Fujikura Ltd.	2,000	12,852
Fujitsu Ltd.	8,000	52,506
Furukawa Electric Co. Ltd. (2)	2,000	9,433
Gunma Bank Ltd.	2,000	14,175
Hankyu Department Stores Inc.	2,000	15,893
Hitachi Cable Ltd.	2,000	7,749
Hitachi Credit Corp. (1)	600	12,706
Hitachi Ltd.	28,000	171,024
Hokkaido Electric Power Co. Inc.	1,200	24,793
Honda Motor Co. Ltd.	6,800	370,362
House Foods Corp.	600	8,907
Itochu Corp.	14,000	95,254
Japan Prime Realty Investment Corp.	4	10,927
Japan Real Estate Investment Corp.	2	15,240
Japan Retail Fund Investment Corp.	2	14,467
Japan Tobacco Inc.	8	126,455
JFE Holdings Inc.	1,800	55,513
Joyo Bank Ltd.	6,000	39,895
JS Group Corp.	2,000	33,899
Kamigumi Co. Ltd.	2,000	16,408
Kaneka Corp.	2,000	24,638
Kansai Electric Power Co. Inc.	6,600	144,865
Kansai Paint Co. Ltd.	2,000	11,975
Kao Corp.	2,000	47,678
Katokichi Co. Ltd.	1,200	7,814
Kawasaki Heavy Industries Ltd. (1)	10,000	25,944
Kawasaki Kisen Kaisha Ltd. (1)	2,000	12,405
Keio Corp.	6,000	34,535
Kinden Corp.	2,000	18,590
Kirin Brewery Co. Ltd.	6,000	66,234
Kobe Steel Ltd.	12,000	35,153
Kokuhoku Financial Group Inc.	6,000	24,690
Kokuyo Co. Ltd.	600	8,938
Komatsu Ltd.	4,000	52,850
Konami Co. Ltd.	800	16,425
Konica Minolta Holdings Inc.	2,000	16,511
Kubota Corp.	10,000	72,248
Kuraray Co. Ltd.	2,000	18,951
Kurita Water Industries Ltd.	1,000	16,683
Kyocera Corp.	1,400	90,082
Kyowa Hakko Kogyo Co. Ltd.	2,000	15,412
Kyushu Electric Power Co. Inc.	3,200	68,451
Lawson Inc.	600	22,937
Mabuchi Motor Co. Ltd.	200	9,725
Marubeni Corp.	12,000	55,874
Marui Co. Ltd.	2,600	42,818
Matsushita Electric Works Ltd.	2,000	18,642
Meiji Dairies Corp.	2,000	10,738
Meiji Seika Kaisha Ltd. (1)	2,000	10,378
Millea Holdings Inc.	6	107,727
Mitsubishi Chemical Holdings Corp. (2)	9,000	55,977
Mitsubishi Corp.	6,600	127,572
Mitsubishi Electric Corp.	16,000	95,254
Mitsubishi Gas Chemical Co. Inc.	4,000	27,112
Mitsubishi Heavy Industries Ltd.	26,000	97,831

Mitsubishi Materials Corp.	8,000	27,353
Mitsubishi Rayon Co.	4,000	18,522
Mitsubishi UFJ Securities Co.	2,000	22,697
Mitsui & Co. Ltd.	12,000	146,695
Mitsui Chemicals Inc.	4,000	23,882
Mitsui Mining & Smelting Co. Ltd.	6,000	34,019
Mitsui O.S.K. Lines Ltd.	6,000	42,060
Mitsumi Electric Co. Ltd. (1)	600	5,778
Mizuho Financial Group Inc.	36	238,753
Murata Manufacturing Co. Ltd.	1,200	59,482
NEC Corp.	16,000	78,759
NGK Insulators Ltd.	2,000	23,727
NGK Spark Plug Co. Ltd.	2,000	31,940
Nichirei Corp.	2,000	9,347
Nikko Cordial Corp.	7,000	84,189
Nippon Building Fund Inc.	2	15,893
Nippon Express Co. Ltd.	8,000	43,503
Nippon Kayaku Co. Ltd.	2,000	15,824
Nippon Light Metal Co. Ltd.	4,000	10,515
Nippon Meat Packers Inc.	2,000	22,095
Nippon Mining Holdings Inc.	7,000	51,295
Nippon Oil Corp.	10,000	84,447
Nippon Paper Group Inc.	8	27,284
Nippon Sheet Glass Co. Ltd.	4,000	16,941
Nippon Shokubai Co. Ltd.	2,000	21,545
Nippon Steel Corp.	52,000	184,494
Nippon Telegraph & Telephone Corp.	44	206,383
Nippon Yusen Kabushiki Kaisha	8,000	48,108
Nishimatsu Construction Co. Ltd. (1)	2,000	9,209
Nissan Motor Co. Ltd.	19,600	203,400
Nisshin Seifun Group Inc.	2,200	22,301
Nisshin Steel Co. Ltd.	6,000	18,917
Nisshinbo Industries Inc.	2,000	19,587
Nissin Food Products Co. Ltd.	800	20,961
Nomura Holdings Inc.	15,200	230,602
Nomura Real Estate Office Fund Inc.	2	13,436
NSK Ltd.	4,000	23,229
NTN Corp.	4,000	26,975
Obayashi Corp.	6,000	43,761
Oji Paper Co. Ltd. (1)	6,000	30,360
Okumura Corp.	2,000	12,456
Onward Kashiyama Co. Ltd.	2,000	31,786
Osaka Gas Co. Ltd.	18,000	65,719
Pioneer Corp.	1,400	17,571
Promise Co. Ltd.	800	50,170
Resona Holdings Inc. (2)	14	40,290
Rinnai Corp.	400	9,518
Rohm Co. Ltd.	400	32,232
Sankyo Co. Ltd. Gunma	200	10,498
Santen Pharmaceutical Co. Ltd.	600	15,283
Sanwa Shutter Corp.	2,000	12,388
Seino Holdings Co. Ltd.	2,000	18,401
Sekisui Chemical Co. Ltd.	4,000	25,188
Sekisui House Ltd.	4,000	49,654
77 Bank Ltd. (The)	2,000	15,893
SFCG Co. Ltd.	60	14,376
Shimachu Co. Ltd.	400	11,340
Shinko Securities Co. Ltd.	4,000	15,120
Shiseido Co. Ltd.	2,000	31,923
Shizuoka Bank Ltd.	6,000	62,729
Showa Denko K.K.	4,000	12,714
Showa Shell Sekiyu K.K.	1,600	19,793
Sojitz Corp. (1) (2)	1,800	9,804

Sompo Japan Insurance Inc.	8,000	119,582
Sumitomo Bakelite Co. Ltd. (1)	2,000	13,230
Sumitomo Corp.	10,000	110,820
Sumitomo Metal Industries Ltd.	36,000	123,706
Sumitomo Osaka Cement Co. Ltd.	4,000	11,237
Sumitomo Realty & Development Co. Ltd.	2,000	32,129
Sumitomo Rubber Industries Inc.	2,000	24,432
Sumitomo Trust & Banking Co. Ltd. (The)	10,000	84,704
Taiheiyo Cement Corp.	8,000	28,727
Taisho Pharmaceutical Co. Ltd.	2,000	35,823
Taiyo Nippon Sanso Corp.	2,000	12,147
Taiyo Yuden Co. Ltd.	2,000	19,690
Takashimaya Co. Ltd.	2,000	26,700
Takeda Pharmaceutical Co. Ltd.	7,600	415,240
Takefuji Corp.	960	66,884
Tanabe Seiyaku Co. Ltd.	2,000	19,209
TDK Corp.	600	40,256
Toda Corp.	2,000	11,529
Tohoku Electric Power Co. Inc.	3,600	73,296
Tokyo Electric Power Co. Inc. (The)	9,800	242,885
Tokyo Gas Co. Ltd.	20,000	78,347
Tokyo Steel Manufacturing Co. Ltd.	600	7,757
Tokyo Tatemono Co. Ltd.	2,000	16,494
Tokyu Corp.	4,000	21,717
TonenGeneral Sekiyu K.K.	2,000	22,233
Toppan Printing Co. Ltd.	4,000	38,452
Toray Industries Inc.	8,000	44,259
Tosoh Corp.	4,000	17,628
Toyo Seikan Kaisha Ltd.	1,400	19,676
Toyobo Co. Ltd.	4,000	10,068
Toyota Industries Corp.	1,800	60,152
Toyota Motor Corp.	16,200	738,989
Ube Industries Ltd.	6,000	15,309
Uny Co. Ltd.	2,000	24,776
West Japan Railway Co.	16	56,630
Yamaha Corp.	1,400	24,655
Yamaha Motor Co. Ltd.	800	17,078

		9,788,373

NETHERLANDS—3.24%
ABN AMRO Holding NV	15,040	355,419
Aegon NV	11,974	179,990
Akzo Nobel NV	2,332	100,526
Burhmann NV	1,022	11,286
Corio NV	380	21,565
Hagemeyer NV (2)	4,642	12,565
ING Groep NV	16,136	464,812
Koninklijke DSM NV	1,280	45,917
Koninklijke Philips Electronics NV	3,956	103,295
Oce NV (1)	1,068	15,274
Rodamco Europe NV	398	31,653
Wereldhave NV	198	19,138

		1,361,440

NEW ZEALAND—0.24%
Carter Holt Harvey Ltd.	7,578	13,259
Fisher & Paykel Appliances Holdings	3,166	7,135
Fletcher Building Ltd.	4,554	25,019
Telecom Corp. of New Zealand Ltd.	13,556	55,310

		100,723

NORWAY—0.72%
DNB NOR ASA	6,044	61,830

Frontline Ltd.	500	19,960
Norsk Hydro ASA	1,358	136,000
Norske Skogindustrier ASA	1,678	23,942
Orkla ASA	1,158	40,616
Storebrand ASA	2,184	20,075

		302,423

PORTUGAL—0.33%
Banco Comercial Portugues SA Class R	14,004	35,392
Banco Espirito Santo e Comercial de Lisboa SA	1,272	20,111
BPI-SPGS SA Registered	4,232	17,995
CIMPOR-Cimentos de Portugal SGPS SA	2,260	12,181
Energias de Portugal SA	18,426	52,085

		137,764

SINGAPORE—0.80%
Allgreen Properties Ltd.	10,000	7,726
Ascendas Real Estate Investment Trust	10,000	11,855
CapitaMall Trust	10,000	13,624
ComfortDelGro Corp. Ltd.	16,000	13,966
DBS Group Holdings Ltd.	10,000	90,236
Fraser & Neave Ltd.	2,000	19,817
Neptune Orient Lines Ltd.	6,000	10,758
Oversea-Chinese Banking Corp.	8,000	29,725
SembCorp Industries Ltd.	6,000	9,519
Singapore Airlines Ltd.	4,000	26,422
Singapore Post Ltd.	12,000	8,068
Suntec Real Estate Investment Trust	10,000	6,193
United Overseas Bank Ltd.	10,000	81,390
United Overseas Land Ltd. (1)	6,000	8,280

		337,579

SPAIN—4.16%
Acerinox SA	1,848	24,193
Banco Bilbao Vizcaya Argentaria SA	19,372	341,313
Banco Popular Espanol SA	7,596	92,164
Banco Santander Central Hispano SA (1)	51,678	658,588
Ebro Puleva SA	1,106	18,427
Endesa SA	8,394	208,619
Fomento de Construcciones y Contratas SA	388	21,271
Gas Natural SDG SA (1)	1,640	44,727
NH Hoteles SA	1,062	15,900
Repsol YPF SA	8,094	240,814
Sacyr Vallehermoso SA	994	26,311
Sociedad General de Aguas de Barcelona SA Class A (1)	412	9,494
Union Fenosa SA	1,282	42,380
Zeltia SA	864	6,106

		1,750,307

SWEDEN—2.21%
Billerud AB	556	6,371
Castellum AB	140	4,852
Electrolux AB Class B	2,492	58,047
Holmen AB Class B	472	13,750
Nordea AB	18,982	185,919
Sandvik AB	1,736	83,490
Skandinaviska Enskilda Banken AB Class A	4,102	76,491
Skanska AB Class B	3,198	44,776
SKF AB	3,358	42,377
SSAB Svenskt Stal AB Series A	634	18,908
Svenska Cellulosa AB Class B	1,676	56,507

Svenska Handelsbanken AB Class A (1)	4,704	107,209
Tele2 AB Class B (1)	2,172	20,592
TeliaSonera AB	16,664	81,399
Trelleborg AB Class B (1)	844	12,930
Volvo AB Class A	878	34,839
Volvo AB Class B (1)	1,914	78,712

		927,169

SWITZERLAND—6.65%
Ciba Specialty Chemicals AG	630	36,133
Clariant AG Registered (2)	2,074	27,630
Compagnie Financiere Richemont AG	4,240	161,081
Credit Suisse Group	10,512	463,681
Holcim Ltd.	1,626	101,003
Kuoni Reisen Holding AG (2)	32	12,021
Nestle SA	2,258	671,576
PSP Swiss Property AG (2)	504	21,899
Rieter Holding AG	58	16,532
Sulzer AG Registered	22	10,565
Swatch Group AG (The) Class B	142	19,665
Swatch Group AG (The) Registered	240	6,813
Swiss Re	2,784	187,706
Swisscom AG	174	57,209
UBS AG Registered	9,248	784,336
Valora Holding AG (2)	40	7,123
Zurich Financial Services AG (2)	1,244	211,878

		2,796,851

UNITED KINGDOM—25.64%
Aggreko PLC	2,344	9,917
AMEC PLC	2,906	17,542
Anglo American PLC	6,276	185,538
Arriva PLC	1,830	18,676
Associated British Ports Holdings PLC	2,366	22,942
Aviva PLC	20,292	239,599
BAA PLC	9,042	98,200
Barclays PLC (3)	55,490	550,095
Barratt Developments PLC	2,050	27,453
BBA Group PLC	3,870	19,936
Bellway PLC	968	14,900
Berkeley Group Holdings PLC (2)	936	14,415
BOC Group PLC	4,124	81,255
Boots Group PLC	7,084	77,249
Bovis Homes Group PLC	980	10,409
BP PLC	119,998	1,325,541
British American Tobacco PLC	13,810	303,878
British Land Co. PLC	4,516	71,151
Brixton PLC	2,346	15,574
BT Group PLC	73,400	276,764
Close Brothers Group PLC	1,228	16,663
Cookson Group PLC (2)	1,064	5,985
Corus Group PLC	38,866	32,853
De La Rue PLC	1,484	10,245
Diageo PLC	16,794	248,242
DSG International	18,544	47,272
Eircom Group PLC	7,196	17,238
Electrocomponents PLC	5,304	21,408
EMI Group PLC	3,520	13,335
FirstGroup PLC	3,710	21,542
FKI PLC	5,572	10,061
Friends Provident PLC	15,540	48,486
George Wimpey PLC	3,394	24,574
GKN PLC	6,746	33,229

Great Portland Estates PLC	1,608	10,675
Hammerson PLC	2,414	38,119
Hanson PLC	6,344	64,294
HBOS PLC	33,802	499,348
HSBC Holdings PLC	97,318	1,530,682
IMI PLC	3,066	22,986
Imperial Chemical Industries PLC	10,420	53,032
Intercontinental Hotels Group PLC	2,298	28,720
J Sainsbury PLC	11,436	56,482
Johnson Matthey PLC	1,818	37,654
Kelda Group PLC	3,190	39,304
Land Securities Group PLC	2,008	49,374
Legal & General Group PLC	54,170	102,847
Liberty International PLC	2,028	33,406
Lloyds TSB Group PLC	48,156	393,846
LogicaCMG PLC	4,408	11,081
LogicaCMG PLC Rights (2) (4)	2,204	5,540
MFI Furniture Group PLC	3,946	5,728
Mitchells & Butlers PLC	5,336	34,266
National Express Group PLC	500	7,276
Pearson PLC	3,390	37,687
Peninsular & Oriental Steam Navigation Co. PLC	4,098	29,308
Persimmon PLC	2,358	35,982
Pilkington PLC	9,410	25,528
Premier Farnell PLC	3,616	8,898
Provident Financial PLC	2,300	24,429
Prudential Corp. PLC	20,358	170,824
Rank Group PLC	6,500	34,060
Rentokil Initial PLC	15,482	42,070
Resolution PLC	1,626	17,069
Rexam PLC	2,140	18,241
Royal & Sun Alliance Insurance Group PLC	25,358	43,207
Royal Bank of Scotland Group PLC	27,488	761,052
Royal Dutch Shell PLC Class A	35,662	1,105,418
Royal Dutch Shell PLC Class B	23,780	775,839
Schroders PLC	1,134	17,244
Scottish & Newcastle PLC	6,676	55,250
Scottish Power PLC	16,084	157,454
Severn Trent PLC	2,966	50,248
Slough Estates PLC	3,646	32,723
Smiths Group PLC	3,086	49,850
Stagecoach Group PLC	4,128	7,837
Stolt-Nielsen SA (2)	364	12,823
Tate & Lyle PLC	4,188	34,363
Taylor Woodrow PLC	5,012	27,771
3i Group PLC	3,306	44,362
Tomkins PLC	6,804	31,708
Trinity Mirror PLC	2,460	25,911
United Utilities PLC	7,354	81,170
Whitbread PLC	2,456	40,869
Yell Group PLC	2,912	22,811

		10,778,833

TOTAL COMMON STOCKS (Cost: $40,711,575)		41,778,213

Security	Shares	Value
PREFERRED STOCKS—0.19%
GERMANY—0.15%
RWE AG	392	21,832
Volkswagen AG	1,018	41,335

		63,167

ITALY—0.04%
Banca Intesa SpA	4,178	18,078

		18,078

TOTAL PREFERRED STOCKS (Cost: $84,909)		81,245

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.89%
CERTIFICATES OF DEPOSIT (5)—0.50%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$4,957	4,957
Bank of Nova Scotia
3.79%, 01/03/06	3,966	3,965
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	8,923	8,922
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	14,871	14,871
Credit Suisse New York
3.98%, 07/19/06	24,785	24,785
Dexia Credit Local
4.02%, 08/30/06	4,957	4,956
Fortis Bank NY
3.83% - 3.84%, 01/25/06	14,871	14,871
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	25,776	25,776
HSBC Bank USA N.A.
3.72%, 08/03/06	4,957	4,958
Nordea Bank AB
3.80%, 10/02/06	5,948	5,947
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	14,871	14,869
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (6)	15,367	15,365
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	27,264	27,264
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	7,931	7,932
Unicredito Italiano SpA
3.80%, 06/14/06	12,888	12,885
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	17,944	17,945

		210,268

COMMERCIAL PAPER (5)—1.30%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	9,914	9,849
Amsterdam Funding Corp.
4.05%, 11/01/05	14,871	14,871
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	24,785	24,749
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	34,699	34,593
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	13,313	13,253

CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	12,393	12,344
CC USA Inc.
4.23%, 04/21/06	2,974	2,914
Chariot Funding LLC
4.00%, 11/23/05	8,854	8,832
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	12,690	12,648
Dorada Finance Inc.
3.76%, 01/26/06	991	982
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	9,418	9,390
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	15,070	15,015
Ford Credit Auto Receivables
4.00%, 12/12/05	1,649	1,642
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	46,662	46,496
Galaxy Funding Inc.
4.23%, 04/18/06	2,845	2,789
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	17,237	17,220
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	14,871	14,804
General Electric Co.
3.98%, 12/30/05	4,957	4,925
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	31,668	31,625
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	12,393	12,354
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	23,794	23,633
HSBC PLC
3.88%, 02/03/06	2,974	2,944
Jupiter Securitization Corp.
4.01%, 11/29/05	11,647	11,611
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	20,720	20,610
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	7,931	7,909
Nordea North America Inc.
4.16%, 04/04/06	10,410	10,224
Park Avenue Receivables Corp.
4.00%, 11/22/05	15,431	15,395
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	38,565	38,450
Park Sienna LLC
4.01%, 11/23/05	1,989	1,985
Polonius Inc.
4.01%, 11/23/05	5,453	5,439
Preferred Receivables Funding
4.01%, 11/29/05	2,696	2,688
Ranger Funding Co. LLC
4.03%, 11/30/05	10,493	10,459
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	9,914	9,798
Sedna Finance Inc.
3.92%, 02/21/06	2,479	2,448
Sigma Finance Inc.
4.16%, 04/06/06	5,948	5,841
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	7,535	7,500
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	27,811	27,745

Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	2,133	2,128
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	6,627	6,580
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	40,045	39,918

		544,600

LOAN PARTICIPATIONS (5)—0.01%
Army & Air Force Exchange Service
3.86%, 11/03/05	4,957	4,957

		4,957

MEDIUM-TERM NOTES (5)—0.04%
Dorada Finance Inc.
3.93%, 07/07/06 (6)	3,073	3,073
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (6)	15,862	15,861

		18,934

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93% (3) (7)	5,296	5,296

		5,296

REPURCHASE AGREEMENTS (5)—0.96%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $99,151 and an effective yield of 4.03%. (8)	$99,140	99,140
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $99,151 and an effective yield of 4.03%. (8)	99,140	99,140
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $128,896 and an effective yield of 4.03%. (8)	128,882	128,882
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $24,788 and an effective yield of 4.05%. (8)	24,785	24,785

Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $49,576 and an effective yield of 4.03%. (8)	49,570	49,570

		401,517

TIME DEPOSITS (5)—0.10%
Deutsche Bank
4.03%, 11/01/05	12,978	12,978
SunTrust Bank
3.97%, 11/01/05	29,742	29,742

		42,720

VARIABLE & FLOATING RATE NOTES (5)—1.97%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (6)	30,882	30,891
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	38,169	38,168
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	16,358	16,358
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	5,453	5,456
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (6)	32,221	32,239
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (6)	6,444	6,444
Bank of America N.A.
3.81%, 08/10/06	49,570	49,570
Bank of Ireland
3.97%, 11/17/06 (6)	9,914	9,914
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (6)	24,686	24,684
BMW US Capital LLC
3.94%, 11/15/06 (6)	9,914	9,914
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (6)	26,669	26,668
Commodore CDO Ltd.
3.91%, 06/13/06 (6)	2,479	2,478
DEPFA Bank PLC
3.88%, 09/15/06	9,914	9,914
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (6)	15,763	15,763
Eli Lilly Services Inc.
3.83%, 09/01/06 (6)	9,914	9,914
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	9,914	9,914
Fifth Third Bancorp.
3.99%, 09/22/06 (6)	19,828	19,828
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (6)	6,940	6,940
General Electric Capital Corp.
4.04%, 10/06/06	4,461	4,465
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	7,436	7,435
Hartford Life Global Funding Trusts
3.96%, 08/15/06	9,914	9,914
HBOS Treasury Services PLC
4.01%, 07/24/06 (6)	9,914	9,914
HSBC Bank USA N.A.
4.20%, 05/04/06	3,470	3,471
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (6)	18,837	18,837
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (6)	10,398	10,398

Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (6)	38,665	38,668
Lothian Mortgages PLC
4.02%, 01/24/06 (6)	4,957	4,957
Marshall & Ilsley Bank
4.10%, 02/20/06	9,914	9,918
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (6)	29,643	29,663
Mound Financing PLC
3.94%, 11/08/06 (6)	19,828	19,828
Natexis Banques Populaires
3.95%, 10/16/06 (6)	7,436	7,436
National City Bank (Ohio)
3.83%, 01/06/06	4,957	4,957
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (6)	36,682	36,684
Nordea Bank AB
3.92%, 08/11/06 (6)	17,350	17,350
Northern Rock PLC
3.87%, 08/03/06 (6)	11,897	11,897
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (6)	26,966	26,967
Principal Life Income Funding Trusts
3.74%, 05/10/06	7,436	7,436
Royal Bank of Scotland
3.80%, 04/05/06	13,260	13,258
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (6)	8,427	8,427
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (6)	40,747	40,748
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (6)	9,914	9,914
Strips III LLC
4.08%, 07/24/06 (6) (9)	2,792	2,792
SunTrust Bank
4.19%, 04/28/06	14,871	14,871
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (6)	22,108	22,106
Toyota Motor Credit Corp.
3.95%, 04/10/06	4,461	4,461
Union Hamilton Special Funding LLC
4.00%, 03/28/06	9,914	9,914
US Bank N.A.
4.01%, 09/29/06	4,461	4,460
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (6)	22,055	22,055
Wells Fargo & Co.
3.96%, 09/15/06 (6)	4,957	4,957
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (6)	17,350	17,349
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (6)	25,380	25,380
Winston Funding Ltd.
4.26%, 01/23/06 (6)	7,079	7,079
World Savings Bank
3.89%, 03/09/06	14,871	14,871

		827,894

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,056,186)		2,056,186

TOTAL INVESTMENTS IN SECURITIES — 104.47% (Cost: $42,852,670)	43,915,644
Other Assets, Less Liabilities — (4.47)%	(1,880,558)

NET ASSETS — 100.00%	$42,035,086

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.87%
ADVERTISING—0.20%
ADVO Inc.	36	$889
Catalina Marketing Corp. (1)	60	1,564
Donnelley (R.H.) Corp. (2)	36	2,222
Getty Images Inc. (2)	54	4,483
Harte-Hanks Inc.	66	1,690
Interpublic Group of Companies Inc. (1) (2)	593	6,126
Omnicom Group Inc.	227	18,832
Publicis Groupe ADR	156	5,143

		40,949

AEROSPACE & DEFENSE—1.24%
AAR Corp. (2)	36	573
Alliant Techsystems Inc. (2)	48	3,371
Armor Holdings Inc. (2)	30	1,341
Boeing Co. (The)	906	58,564
CAE Inc.	306	2,102
Curtiss-Wright Corp.	34	1,950
DRS Technologies Inc.	30	1,478
EDO Corp.	18	520
Esterline Technologies Corp. (2)	66	2,485
GenCorp Inc. (2)	48	880
General Dynamics Corp.	204	23,725
Goodrich (B.F.) Co.	144	5,194
L-3 Communications Holdings Inc. (1)	143	11,128
Lockheed Martin Corp.	412	24,951
Moog Inc. Class A (2)	36	1,067
Northrop Grumman Corp.	419	22,479
Orbital Sciences Corp. (1) (2)	60	698
Raytheon Co. (1)	516	19,066
Rockwell Collins Inc.	204	9,347
Sequa Corp. Class A (2)	19	1,172
Teledyne Technologies Inc. (2)	36	1,269
Triumph Group Inc. (2)	18	627
United Industrial Corp.	12	423
United Technologies Corp.	1,151	59,023

		253,433

AGRICULTURE—1.45%
Altria Group Inc.	2,507	188,150
Archer-Daniels-Midland Co.	732	17,839
Bunge Ltd.	126	6,544
Delta & Pine Land Co.	42	1,048
Gallaher Group PLC ADR	181	11,226
Imperial Tobacco Group ADR	468	27,013
Loews Corp. - Carolina Group	113	4,650
Monsanto Co.	329	20,730
Reynolds American Inc.	102	8,670
Tejon Ranch Co. (2)	12	533

Universal Corp.	30	1,123
UST Inc.	197	8,154
Vector Group Ltd. (1)	30	599

		296,279

AIRLINES—0.16%
Air France-KLM ADR	162	2,722
AirTran Holdings Inc. (1) (2)	102	1,526
Alaska Air Group Inc. (2)	36	1,135
AMR Corp. (1) (2)	298	4,026
British Airways PLC ADR (2)	66	3,525
China Eastern Airlines Corp. Ltd. ADR	18	252
China Southern Airlines Co. Ltd. ADR (2)	30	393
Continental Airlines Inc. Class B (1) (2)	203	2,629
LAN Airlines SA ADR	48	1,547
Southwest Airlines Co.	882	14,121

		31,876

APPAREL—0.33%
Benetton Group SpA ADR	36	759
Coach Inc. (2)	456	14,674
Gildan Activewear Inc. (2)	48	1,674
Hartmarx Corp. (2)	42	293
Jones Apparel Group Inc.	156	4,256
Kellwood Co.	36	789
Liz Claiborne Inc.	138	4,858
Nike Inc. Class B	216	18,155
Oxford Industries Inc. (1)	18	886
Phillips-Van Heusen Corp.	53	1,508
Polo Ralph Lauren Corp.	66	3,247
Quiksilver Inc. (2)	132	1,522
Reebok International Ltd.	60	3,423
Russell Corp.	36	487
Skechers U.S.A. Inc. Class A (2)	24	304
Stride Rite Corp.	48	625
Timberland Co. Class A (2)	48	1,351
Tommy Hilfiger Corp. (2)	125	2,012
VF Corp.	108	5,643
Wolverine World Wide Inc.	72	1,508

		67,974

AUTO MANUFACTURERS—1.66%
DaimlerChrysler AG	1,014	50,751
Fiat SpA ADR (2)	690	5,623
Ford Motor Co.	2,178	18,121
General Motors Corp.	575	15,755
Honda Motor Co. Ltd. ADR	2,286	63,574
Navistar International Corp. (2)	78	2,147
Oshkosh Truck Corp.	104	4,530
Toyota Motor Corp. ADR	1,890	175,411
Wabash National Corp.	83	1,528

		337,440

AUTO PARTS & EQUIPMENT—0.25%
American Axle & Manufacturing Holdings Inc.	36	785
ArvinMeritor Inc.	84	1,347
Autoliv Inc.	120	5,155
BorgWarner Inc.	72	4,175
Cooper Tire & Rubber Co.	90	1,229
Goodyear Tire & Rubber Co. (The) (1) (2)	216	3,378
Johnson Controls Inc.	234	15,924
Lear Corp.	84	2,559
Magna International Inc. Class A	120	8,366

Raytech Corp. (2)	966	1,227
Superior Industries International Inc. (1)	84	1,709
Tenneco Inc. (2)	48	793
TRW Automotive Holdings Corp. (2)	30	811
Visteon Corp. (2)	420	3,499

		50,957

BANKS—10.97%
ABN AMRO Holding NV ADR	2,206	52,370
Allied Irish Banks PLC ADR	540	22,712
AmSouth Bancorp	432	10,899
Australia & New Zealand Banking Group Ltd. ADR	444	39,307
Banco Bilbao Vizcaya Argentaria SA ADR (1)	4,200	74,046
Banco de Chile ADR	66	2,633
Banco Latinoamericano de Exportaciones SA	36	612
Banco Santander Central Hispano SA ADR	7,464	94,718
Banco Santander Chile SA ADR	78	3,046
BancorpSouth Inc.	90	1,995
Bank of America Corp.	4,914	214,938
Bank of Hawaii Corp.	66	3,391
Bank of Ireland ADR	282	17,554
Bank of Montreal	618	30,294
Bank of New York Co. Inc. (The)	960	30,038
Bank of Nova Scotia	1,248	45,402
Barclays PLC ADR (3)	1,949	77,219
BB&T Corp.	677	28,664
Canadian Imperial Bank of Commerce	432	26,529
Capitol Bancorp Ltd.	12	416
Central Pacific Financial Corp.	59	2,130
Chittenden Corp. (1)	60	1,726
City National Corp.	54	3,963
Colonial BancGroup Inc. (The)	156	3,799
Comerica Inc.	198	11,440
Commerce Bancorp Inc.	192	5,850
Community Bank System Inc.	36	855
Credicorp Ltd.	42	1,105
Credit Suisse Group PLC ADR	1,476	65,402
Cullen/Frost Bankers Inc.	66	3,486
Deutsche Bank AG	653	61,121
First BanCorp (Puerto Rico) (1)	96	1,096
First Commonwealth Financial Corp.	72	948
First Horizon National Corp.	156	6,034
First Republic Bank	29	1,099
FNB Corp. (Pennsylvania) (1)	60	1,075
Fremont General Corp. (1)	84	1,822
HDFC Bank Ltd. ADR	120	5,303
Hibernia Corp. Class A	192	5,697
HSBC Holdings PLC ADR	2,723	214,463
Hudson United Bancorp	72	2,986
ICICI Bank Ltd. ADR	372	8,798
Irwin Financial Corp. (1)	24	501
KeyCorp	493	15,894
Kookmin Bank ADR (2)	401	23,426
Lloyds TSB Group PLC ADR	1,704	56,249
M&T Bank Corp.	106	11,403
Marshall & Ilsley Corp.	258	11,084
Mellon Financial Corp.	534	16,922
Mitsubishi UFJ Financial Group Inc. ADR	11,239	142,623
National Australia Bank Ltd. ADR (1)	373	46,256
National Bank of Greece SA ADR	1,895	14,686
National City Corp.	700	22,561
North Fork Bancorp Inc. (1)	545	13,810

Old National Bancorp	89	1,950
PNC Financial Services Group	354	21,491
Regions Financial Corp.	570	18,553
Royal Bank of Canada (1)	810	57,275
Sanpaolo IMI SpA ADR (1)	666	19,294
State Street Corp.	414	22,865
Sterling Bancorp	18	351
SunTrust Banks Inc.	430	31,166
Synovus Financial Corp.	312	8,571
TCF Financial Corp.	168	4,553
TD Banknorth Inc.	175	5,038
Toronto-Dominion Bank	858	40,592
U.S. Bancorp	2,273	67,235
UBS AG	1,237	105,974
UnionBanCal Corp.	60	4,109
USB Holding Co. Inc. (1)	18	382
Valley National Bancorp	121	2,933
W Holding Co. Inc.	144	1,110
Wachovia Corp.	1,944	98,211
Webster Financial Corp.	60	2,770
Wells Fargo & Co.	2,039	122,748
Westpac Banking Corp. ADR (1)	444	34,663
Wilmington Trust Corp.	84	3,184

		2,237,414

BEVERAGES—1.77%
Anheuser-Busch Companies Inc.	901	37,175
Brown-Forman Corp. Class B	36	2,280
Coca Cola Bottling Co. SA ADR	132	3,601
Coca-Cola Co. (The)	2,693	115,207
Coca-Cola Enterprises Inc.	294	5,557
Coca-Cola Femsa SA ADR	36	926
Compania Cervecerias Unidas ADR	60	1,465
Constellation Brands Inc. (2)	216	5,085
Diageo PLC ADR	892	53,012
Embotelladora Andina SA Class A ADR	72	940
Embotelladora Andina SA Class B ADR	72	1,004
Molson Coors Brewing Co. Class B	78	4,813
Pepsi Bottling Group Inc.	204	5,800
PepsiAmericas Inc.	102	2,379
PepsiCo Inc.	2,057	121,528
Vina Concha y Toro SA ADR	30	839

		361,611

BIOTECHNOLOGY—0.31%
Applera Corp. - Celera Genomics Group (2)	192	2,281
Cambrex Corp.	30	572
Charles River Laboratories International Inc. (2)	102	4,464
Enzo Biochem Inc. (1) (2)	59	805
Genentech Inc. (2)	581	52,639
Millipore Corp. (2)	54	3,306

		64,067

BUILDING MATERIALS—0.56%
American Standard Companies Inc.	216	8,217
Cemex SA de CV ADR	334	17,391
Comfort Systems USA Inc. (2)	48	408
Eagle Materials Inc. (1)	12	1,278
ElkCorp	18	569
Florida Rock Industries Inc. (1)	72	4,097
Hanson PLC ADR	210	10,624
Lafarge North America Inc.	36	2,178
Lafarge SA ADR	828	17,073

Lennox International Inc.	60	1,673
Martin Marietta Materials Inc.	60	4,735
Masco Corp.	546	15,561
NCI Building Systems Inc. (1) (2)	24	987
Rinker Group Ltd. ADR	240	13,620
Royal Group Technologies Ltd. (2)	84	766
Simpson Manufacturing Co. Inc.	48	1,894
Texas Industries Inc.	24	1,190
USG Corp. (2)	42	2,483
Vulcan Materials Co.	96	6,240
York International Corp.	48	2,693

		113,677

CHEMICALS—1.86%
Agrium Inc.	156	3,309
Air Products & Chemicals Inc.	264	15,111
Airgas Inc.	78	2,205
Albemarle Corp.	42	1,474
Arch Chemicals Inc.	30	788
Ashland Inc.	84	4,495
BASF AG ADR	659	47,441
Bayer AG ADR	928	32,294
BOC Group PLC ADR	306	12,102
Cabot Corp.	78	2,661
Chemtura Corp.	354	3,788
Ciba Specialty Chemicals AG ADR	168	4,810
Cytec Industries Inc.	42	1,735
Dow Chemical Co. (The)	1,157	53,060
Du Pont (E.I.) de Nemours and Co.	1,218	50,778
Eastman Chemical Co.	96	5,065
Ecolab Inc.	228	7,542
Engelhard Corp. (1)	156	4,243
Ferro Corp.	48	856
FMC Corp. (2)	42	2,286
Fuller (H.B.) Co.	36	1,079
Georgia Gulf Corp.	42	1,222
Grace (W.R.) & Co. (2)	72	541
Hercules Inc. (2)	126	1,404
Imperial Chemical Industries PLC ADR	366	7,466
International Flavors & Fragrances Inc.	102	3,365
Koor Industries Ltd. ADR (2)	60	653
Lubrizol Corp.	66	2,745
Lyondell Chemical Co.	293	7,852
MacDermid Inc.	30	840
Minerals Technologies Inc.	24	1,283
Mosaic Co. (The) (1) (2)	126	1,663
Nova Chemicals Corp.	108	3,867
Octel Corp.	101	1,514
Olin Corp.	84	1,502
OM Group Inc. (2)	36	575
PolyOne Corp. (2)	114	658
Potash Corp. of Saskatchewan	137	11,278
PPG Industries Inc.	210	12,594
Praxair Inc.	389	19,220
Rhodia SA ADR (2)	1,644	3,321
Rohm & Haas Co.	180	7,835
RPM International Inc.	144	2,681
Sensient Technologies Corp.	54	955
SGL Carbon AG ADR (2)	204	993
Sherwin-Williams Co. (The)	149	6,340
Sinopec Shanghai Petrochemical Co. Ltd. ADR	30	914
Sociedad Quimica y Minera de Chile SA ADR	12	1,404
Spartech Corp.	36	683

Syngenta AG ADR	630	13,539
Terra Industries Inc. (2)	48	293
Valspar Corp. (The)	120	2,646

		378,968

COAL—0.15%
Arch Coal Inc.	78	6,011
CONSOL Energy Inc.	114	6,943
Massey Energy Co.	96	3,847
Peabody Energy Corp.	156	12,193
Yanzhou Coal Mining Co. Ltd. ADR	37	1,178

		30,172

COMMERCIAL SERVICES—0.96%
Aaron Rents Inc.	48	946
ABM Industries Inc.	48	949
Accenture Ltd.	539	14,181
Adecco SA ADR (1)	648	6,921
ADESA Inc.	96	2,054
Administaff Inc. (1)	30	1,270
Alliance Data Systems Corp. (2)	54	1,920
ARAMARK Corp. Class B	120	3,050
Arbitron Inc.	36	1,347
Banta Corp.	30	1,510
BearingPoint Inc. (2)	324	2,274
Block (H & R) Inc.	384	9,546
Bowne & Co. Inc.	42	597
Cendant Corp.	1,271	22,141
Central Parking Corp.	118	1,768
Chemed Corp.	24	1,154
ChoicePoint Inc. (2)	108	4,564
Consolidated Graphics Inc. (2)	25	975
Convergys Corp. (2)	174	2,827
Corrections Corp. of America (2)	61	2,433
Deluxe Corp.	89	2,966
DeVry Inc. (1) (2)	127	2,870
Dollar Thrifty Automotive Group Inc. (2)	30	1,131
Donnelley (R.R.) & Sons Co.	264	9,245
Equifax Inc.	174	5,998
FTI Consulting Inc. (2)	54	1,478
Gartner Inc. (2)	102	1,228
Geo Group Inc. (The) (2)	12	262
Hewitt Associates Inc. Class A (2)	36	961
Interactive Data Corp.	42	974
Iron Mountain Inc. (1) (2)	144	5,616
ITT Educational Services Inc. (1) (2)	54	2,985
Korn/Ferry International (1) (2)	42	723
Labor Ready Inc. (2)	48	1,121
Landauer Inc.	12	600
Manpower Inc.	108	4,890
MAXIMUS Inc.	24	870
McKesson Corp.	336	15,264
Midas Inc. (2)	18	352
Moody’s Corp.	298	15,871
MPS Group Inc. (2)	132	1,643
Navigant Consulting Inc. (2)	54	1,132
PHH Corp. (2)	65	1,828
Pre-Paid Legal Services Inc.	18	770
Quanta Services Inc. (2)	90	1,034
Quebecor World Inc.	108	1,599
Robert Half International Inc.	210	7,745
Rollins Inc.	47	894
Service Corp. International	372	3,114

ServiceMaster Co. (The)	366	4,604
Sotheby’s Holdings Inc. Class A (2)	54	841
Spherion Corp. (2)	72	641
United Rentals Inc. (1) (2)	156	3,053
Universal Technical Institute Inc. (2)	47	1,473
Valassis Communications Inc. (2)	66	2,062
Viad Corp.	30	864
Watson Wyatt & Co. Holdings	42	1,113
Weight Watchers International Inc. (1) (2)	54	2,839

		195,081

COMPUTERS—2.05%
Affiliated Computer Services Inc. Class A (2)	150	8,116
Anteon International Corp. (2)	36	1,627
BISYS Group Inc. (The) (2)	150	1,902
CACI International Inc. Class A (2)	36	1,963
Cadence Design Systems Inc. (2)	324	5,178
Ceridian Corp. (2)	186	4,075
CGI Group Inc. (2)	420	3,020
CIBER Inc. (1) (2)	66	421
Computer Sciences Corp. (2)	228	11,685
Diebold Inc.	108	3,903
DST Systems Inc. (1) (2)	89	4,995
Electronic Data Systems Corp.	594	13,846
EMC Corp. (2)	2,994	41,796
FactSet Research Systems Inc.	47	1,648
Hewlett-Packard Co.	3,625	101,645
Imation Corp.	42	1,798
International Business Machines Corp.	1,981	162,204
Lexmark International Inc. (2)	156	6,477
NCR Corp. (2)	240	7,253
Perot Systems Corp. Class A (2)	90	1,247
Quantum Corp. (2)	192	580
Reynolds & Reynolds Co. (The) Class A	84	2,229
Seagate Technology	390	5,651
SRA International Inc. Class A (2)	36	1,182
TDK Corp. ADR	162	10,935
Thomson Corp.	234	7,965
Tyler Technologies Inc. (1) (2)	48	391
Western Digital Corp. (2)	395	4,779

		418,511

COSMETICS & PERSONAL CARE—1.36%
Alberto-Culver Co.	96	4,167
Colgate-Palmolive Co.	647	34,265
Estee Lauder Companies Inc. Class A	138	4,577
Procter & Gamble Co.	4,187	234,430

		277,439

DISTRIBUTION & WHOLESALE—0.22%
Aviall Inc. (2)	42	1,325
Buhrmann NV ADR	162	1,793
Genuine Parts Co.	216	9,584
Grainger (W.W.) Inc.	102	6,832
Hughes Supply Inc.	72	2,408
Ingram Micro Inc. Class A (2)	150	2,715
Owens & Minor Inc.	48	1,414
Watsco Inc.	24	1,364
WESCO International Inc. (2)	70	2,782
Wolseley PLC ADR	360	14,832

		45,049

DIVERSIFIED FINANCIAL SERVICES—6.01%
Affiliated Managers Group Inc. (2)	42	3,223
American Express Co.	1,361	67,737
AmeriCredit Corp. (1) (2)	192	4,291
Ameriprise Financial Inc. (2)	272	10,124
AMVESCAP PLC ADR	605	7,581
Bay View Capital Corp.	96	1,577
Bear Stearns Companies Inc. (The)	120	12,696
BlackRock Inc.	18	1,706
Capital One Financial Corp.	297	22,676
CapitalSource Inc. (1) (2)	84	1,848
Chicago Mercantile Exchange Holdings Inc.	35	12,780
CIT Group Inc.	264	12,073
Citigroup Inc.	6,329	289,742
Countrywide Financial Corp.	684	21,731
Doral Financial Corp.	222	1,900
E*TRADE Financial Corp. (2)	456	8,459
Eaton Vance Corp.	144	3,584
Edwards (A.G.) Inc.	102	4,317
Federal Home Loan Mortgage Corp.	851	52,209
Federal National Mortgage Association	1,182	56,169
Federated Investors Inc. Class B	120	4,201
Financial Federal Corp. (1)	43	1,642
Franklin Resources Inc.	168	14,846
GAMCO Investors Inc. Class A	48	2,240
Goldman Sachs Group Inc. (The)	497	62,806
IndyMac Bancorp Inc.	72	2,688
Investment Technology Group Inc. (2)	60	1,951
Janus Capital Group Inc.	300	5,265
Jefferies Group Inc.	60	2,548
JP Morgan Chase & Co.	4,356	159,517
LaBranche & Co. Inc. (2)	209	1,994
Lazard Ltd. Class A	98	2,533
Legg Mason Inc.	126	13,521
Lehman Brothers Holdings Inc.	329	39,371
MBNA Corp.	1,374	35,133
Merrill Lynch & Co. Inc.	1,044	67,589
Metris Companies Inc. (2)	72	1,058
Morgan Stanley	1,224	66,598
National Financial Partners Corp.	42	1,900
Nelnet Inc. Class A (1) (2)	12	445
Nissin Co. Ltd. ADR	258	1,499
Nomura Holdings Inc. ADR	2,430	37,641
Nuveen Investments Inc. Class A	91	3,683
Ocwen Financial Corp. (1) (2)	48	373
ORIX Corp. ADR	209	19,648
Petrobras Energia Participaciones SA ADR (2)	108	1,599
Piper Jaffray Companies Inc. (2)	53	1,821
Raymond James Financial Inc.	72	2,450
Ritchie Bros. Auctioneers Inc.	36	1,477
Schwab (Charles) Corp. (The)	1,374	20,885
Shinhan Financial Group Co. Ltd. ADR	162	10,933
SLM Corp.	539	29,931
Stewart (W.P.) & Co. Ltd. (1)	30	711
Student Loan Corp.	6	1,315
SWS Group Inc.	18	319
Waddell & Reed Financial Inc. Class A	102	1,956
Westcorp Inc.	43	2,709
Woori Finance Holdings Co. Ltd. ADR	42	1,968

		1,225,187

ELECTRIC—3.64%
AES Corp. (The) (2)	863	13,713
Allegheny Energy Inc. (1) (2)	217	6,132

ALLETE Inc.	72	3,169
Alliant Energy Corp.	138	3,650
Ameren Corp.	246	12,940
American Electric Power Co. Inc.	486	18,449
Aquila Inc. (2)	240	850
Avista Corp.	54	946
Black Hills Corp.	47	1,954
Calpine Corp. (1) (2)	1,044	2,485
CenterPoint Energy Inc.	336	4,449
Central Vermont Public Service Corp.	18	288
CH Energy Group Inc.	59	2,746
Cinergy Corp.	204	8,140
Cleco Corp.	60	1,272
CMS Energy Corp. (2)	198	2,952
Companhia Paranaense de Energia ADR	126	930
Consolidated Edison Inc. (1)	282	12,831
Constellation Energy Group Inc.	210	11,508
Dominion Resources Inc.	402	30,584
DPL Inc.	197	5,077
DTE Energy Co. (1)	210	9,072
Duke Energy Corp.	1,156	30,611
Duquesne Light Holdings Inc. (1)	96	1,602
E.ON AG ADR	2,502	75,585
Edison International	402	17,592
El Paso Electric Co. (2)	60	1,299
Empire District Electric Co. (The)	90	1,818
Empresa Nacional de Electricidad SA ADR	138	4,110
Endesa SA ADR	1,182	29,302
Enel SpA ADR	910	36,536
Energias de Portugal SA ADR	293	8,307
Energy East Corp.	180	4,293
Enersis SA ADR	282	3,082
Entergy Corp.	250	17,680
Exelon Corp.	816	42,456
FirstEnergy Corp.	408	19,380
FPL Group Inc.	420	18,085
Great Plains Energy Inc. (1)	132	3,790
Hawaiian Electric Industries Inc. (1)	96	2,530
Huaneng Power International Inc. ADR	96	2,593
IDACORP Inc.	48	1,386
International Power PLC ADR	138	5,708
Korea Electric Power Corp. ADR	534	8,720
MDU Resources Group Inc.	132	4,352
National Grid PLC ADR	667	30,575
Northeast Utilities	156	2,838
NRG Energy Inc. (2)	115	4,946
NSTAR	132	3,590
OGE Energy Corp.	134	3,452
Pepco Holdings Inc.	210	4,513
PG&E Corp.	486	17,681
Pinnacle West Capital Corp.	114	4,761
PNM Resources Inc.	72	1,825
PPL Corp.	444	13,915
Progress Energy Inc. (1)	306	13,339
Public Service Enterprise Group Inc.	294	18,490
Puget Energy Inc.	120	2,573
Reliant Energy Inc. (2)	342	4,343
SCANA Corp.	144	5,712
Scottish Power PLC ADR (1)	564	22,052
Sierra Pacific Resources Corp. (2)	144	1,865
Southern Co. (The)	906	31,701
TECO Energy Inc.	234	4,048
TransAlta Corp.	234	4,643

TXU Corp.	286	28,814
UIL Holdings Corp. (1)	31	1,534
UniSource Energy Corp.	42	1,343
Westar Energy Inc.	90	1,989
Wisconsin Energy Corp.	144	5,448
WPS Resources Corp. (1)	42	2,292
Xcel Energy Inc. (1)	492	9,018

		742,254

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
AMETEK Inc.	84	3,421
Belden CDT Inc. (1)	60	1,196
Emerson Electric Co.	510	35,470
Energizer Holdings Inc. (2)	102	5,150
General Cable Corp. (2)	48	780
Hitachi Ltd. ADR	413	25,470
Hubbell Inc. Class B	60	2,890

		74,377

ELECTRONICS—0.79%
Agilent Technologies Inc. (2)	570	18,246
Amphenol Corp. Class A	96	3,837
Applera Corp. - Applied Biosystems Group	258	6,262
Arrow Electronics Inc. (2)	138	4,072
AU Optronics Corp. ADR	487	6,209
Avnet Inc. (2)	216	4,979
AVX Corp. (1)	66	817
Benchmark Electronics Inc. (2)	48	1,348
Brady Corp. Class A	48	1,381
Celestica Inc. (2)	307	2,935
Checkpoint Systems Inc. (2)	42	1,008
CTS Corp.	42	495
Epcos AG ADR (2)	60	728
Fisher Scientific International Inc. (2)	138	7,797
Jabil Circuit Inc. (2)	204	6,089
Koninklijke Philips Electronics NV NYS	1,589	41,568
Kyocera Corp. ADR (1)	210	13,642
Mettler Toledo International Inc. (2)	54	2,786
Nam Tai Electronics Inc.	30	680
Park Electrochemical Corp.	24	602
Paxar Corp. (2)	42	721
PerkinElmer Inc.	144	3,178
Rogers Corp. (1) (2)	54	2,017
Solectron Corp. (2)	1,506	5,316
Symbol Technologies Inc.	324	2,689
Technitrol Inc.	48	807
Tektronix Inc.	102	2,344
Thermo Electron Corp. (2)	204	6,159
Thomas & Betts Corp. (2)	72	2,802
Vishay Intertechnology Inc. (2)	263	2,982
Waters Corp. (2)	150	5,430
Watts Water Technologies Inc. Class A	30	833

		160,759

ENERGY & RELATED—0.00%
Smedvig ASA Class B ADR	30	510

		510

ENGINEERING & CONSTRUCTION—0.21%
ABB Ltd. ADR (2)	2,304	17,948
Chicago Bridge & Iron Co. NV NYS	120	2,676
Dycom Industries Inc. (2)	60	1,196
EMCOR Group Inc. (2)	18	1,098

Empresas ICA SA de CV ADR (2)	222	511
Fluor Corp.	102	6,487
Granite Construction Inc.	42	1,433
Grupo Aeroportuario del Sureste SA de CV ADR	30	975
Jacobs Engineering Group Inc. (2)	66	4,208
McDermott International Inc. (2)	72	2,616
Shaw Group Inc. (The) (1) (2)	78	2,090
URS Corp. (2)	36	1,455

		42,693

ENTERTAINMENT—0.11%
DreamWorks Animation SKG Inc. Class A (2)	54	1,385
GTECH Holdings Corp.	144	4,585
International Game Technology Inc.	432	11,444
Intrawest Corp.	54	1,314
Pinnacle Entertainment Inc. (2)	42	796
Regal Entertainment Group Class A (1)	48	885
Speedway Motorsports Inc. (2)	18	638
Vail Resorts Inc. (2)	47	1,575

		22,622

ENVIRONMENTAL CONTROL—0.36%
Aleris International Inc. (2)	49	1,272
Calgon Carbon Corp.	42	229
Mine Safety Appliances Co.	41	1,717
Nalco Holding Co. (2)	84	1,428
Republic Services Inc.	150	5,303
Vivendi Universal SA ADR	1,307	41,066
Waste Connections Inc. (2)	54	1,802
Waste Management Inc.	709	20,923

		73,740

FOOD—1.94%
Albertson’s Inc.	396	9,944
Cadbury Schweppes PLC ADR	655	25,997
Campbell Soup Co.	318	9,254
Chiquita Brands International Inc.	48	1,325
ConAgra Foods Inc.	666	15,498
Corn Products International Inc.	84	2,000
Dean Foods Co. (2)	192	6,941
Del Monte Foods Co. (2)	246	2,603
Distribucion y Servicio D&S SA ADR	53	1,081
Flowers Foods Inc.	82	2,403
Fresh Del Monte Produce Inc. (1)	30	782
General Mills Inc.	432	20,848
Groupe Danone ADR	1,548	31,424
Gruma SA de CV ADR	42	441
Heinz (H.J.) Co.	415	14,733
Hershey Co. (The)	216	12,275
Hormel Foods Corp.	90	2,862
Kellogg Co.	311	13,737
Koninklijke Ahold NV ADR (2)	1,920	13,402
Kraft Foods Inc.	305	8,632
Kroger Co. (2)	840	16,716
McCormick & Co. Inc.	12	365
McCormick & Co. Inc. NVS	150	4,544
Pilgrim’s Pride Corp.	42	1,322
Ralcorp Holdings Inc. (2)	36	1,400
Ruddick Corp.	48	1,056
Safeway Inc.	546	12,700
Sara Lee Corp.	978	17,457
Smithfield Foods Inc. (2)	108	3,195
Smucker (J.M.) Co. (The)	66	3,017

SUPERVALU Inc.	168	5,280
Sysco Corp.	791	25,241
Tootsie Roll Industries Inc.	30	909
TreeHouse Foods Inc. (2)	84	2,171
Tyson Foods Inc. Class A	288	5,126
Unilever NV NYS	696	48,936
Unilever PLC ADR	900	36,540
Weis Markets Inc.	12	458
Wimm-Bill-Dann Foods OJSC ADR (2)	24	433
Wrigley (William Jr.) Co.	168	11,676

		394,724

FOOD SERVICE—0.02%
Sodexho Alliance SA ADR	120	4,656

		4,656

FOREST PRODUCTS & PAPER—0.54%
Abitibi-Consolidated Inc.	420	1,310
Aracruz Celulose SA ADR	54	2,068
Bowater Inc.	66	1,749
Buckeye Technologies Inc. (2)	42	315
Deltic Timber Corp.	42	1,932
Domtar Inc.	318	1,342
Georgia-Pacific Corp.	276	8,978
Glatfelter Co.	36	489
International Paper Co.	593	17,304
Longview Fibre Co.	66	1,241
Louisiana-Pacific Corp.	120	2,992
MeadWestvaco Corp.	300	7,866
Neenah Paper Inc.	18	523
Plum Creek Timber Co. Inc.	228	8,869
Potlatch Corp.	36	1,610
Rayonier Inc.	90	3,441
Rock-Tenn Co. Class A	30	416
Sappi Ltd. ADR	258	2,523
Schweitzer-Mauduit International Inc.	18	436
Stora Enso OYJ ADR	792	10,161
Temple-Inland Inc. (1)	132	4,862
UPM-Kymmene OYJ ADR	648	12,532
Wausau Paper Corp.	60	657
Weyerhaeuser Co.	257	16,278

		109,894

GAS—0.32%
AGL Resources Inc.	72	2,534
Atmos Energy Corp.	92	2,420
Energen Corp.	84	3,158
KeySpan Corp.	198	6,845
Laclede Group Inc. (The)	24	718
New Jersey Resources Corp.	77	3,323
Nicor Inc.	36	1,411
NiSource Inc.	324	7,663
Northwest Natural Gas Co.	90	3,114
ONEOK Inc.	120	3,449
Peoples Energy Corp.	48	1,786
Piedmont Natural Gas Co. (1)	84	1,987
Sempra Energy	246	10,898
South Jersey Industries Inc.	94	2,627
Southern Union Co. (2)	134	3,152
Southwest Gas Corp.	72	1,963
UGI Corp.	120	2,832
Vectren Corp.	96	2,606
WGL Holdings Inc.	60	1,865

		64,351

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	36	875
Black & Decker Corp.	96	7,884
Kennametal Inc.	42	2,147
Nidec Corp. ADR	288	8,643
Snap-On Inc.	66	2,377
Stanley Works (The)	102	4,889

		26,815

HEALTH CARE - PRODUCTS—2.63%
Advanced Medical Optics Inc. (2)	88	3,140
Alcon Inc.	96	12,758
Bard (C.R.) Inc.	132	8,234
Bausch & Lomb Inc.	66	4,897
Baxter International Inc.	750	28,673
Beckman Coulter Inc.	78	3,842
Becton, Dickinson & Co.	288	14,616
Boston Scientific Corp. (2)	726	18,237
Cantel Medical Corp. (2)	18	348
Cooper Companies Inc.	42	2,891
Diagnostic Products Corp.	30	1,263
DJ Orthopedics Inc. (2)	24	698
Edwards Lifesciences Corp. (2)	72	2,979
Fresenius Medical Care AG ADR	126	3,818
Guidant Corp.	384	24,192
Haemonetics Corp. (2)	30	1,454
Hillenbrand Industries Inc.	88	4,054
Invacare Corp.	36	1,216
Johnson & Johnson	3,583	224,367
Kinetic Concepts Inc. (2)	71	2,549
Luxottica Group SpA ADR	144	3,456
Medtronic Inc.	1,469	83,234
Mentor Corp.	48	2,160
Oakley Inc.	30	444
ResMed Inc. (2)	84	3,203
Smith & Nephew PLC ADR	234	9,947
St. Jude Medical Inc. (2)	432	20,766
Steris Corp.	84	1,916
Stryker Corp.	347	14,251
Sybron Dental Specialties Inc. (2)	48	2,059
Varian Medical Systems Inc. (2)	168	7,654
Viasys Healthcare Inc. (2)	97	2,317
West Pharmaceutical Services Inc.	36	863
Zimmer Holdings Inc. (2)	300	19,131

		535,627

HEALTH CARE - SERVICES—1.54%
Aetna Inc.	363	32,147
AMERIGROUP Corp. (2)	60	1,003
Apria Healthcare Group Inc. (2)	66	1,523
Beverly Enterprises Inc. (2)	132	1,550
Centene Corp. (2)	48	967
Community Health Systems Inc. (2)	114	4,231
Covance Inc. (2)	78	3,795
Coventry Health Care Inc. (2)	196	10,582
DaVita Inc. (2)	120	5,902
Extendicare Inc. Class A	72	1,164
HCA Inc. (1)	510	24,577
Health Management Associates Inc. Class A	300	6,423
Health Net Inc. (2)	138	6,464
Humana Inc. (2)	198	8,789

Laboratory Corp. of America Holdings (2)	174	8,396
Manor Care Inc.	108	4,023
MDS Inc.	174	2,824
Molina Healthcare Inc. (2)	18	370
PacifiCare Health Systems Inc. (2)	102	8,401
Pediatrix Medical Group Inc. (2)	30	2,312
Quest Diagnostics Inc.	192	8,968
RehabCare Group Inc. (2)	18	383
Renal Care Group Inc. (2)	90	4,217
Sierra Health Services Inc. (2)	30	2,250
Sunrise Senior Living Inc. (1) (2)	48	1,552
Tenet Healthcare Corp. (2)	576	4,850
Triad Hospitals Inc. (2)	96	3,948
UnitedHealth Group Inc.	1,555	90,019
Universal Health Services Inc. Class B	60	2,828
WellChoice Inc. (2)	47	3,556
WellPoint Inc. (2)	741	55,338

		313,352

HOLDING COMPANIES - DIVERSIFIED—0.68%
Berkshire Hathaway Inc. Class B (2)	40	112,600
Brascan Corp.	283	12,953
Grupo IMSA SA de CV ADR (2) (4)	4	79
Leucadia National Corp.	96	4,124
Quinenco SA ADR	102	1,275
Tomkins PLC ADR	240	4,570
Walter Industries Inc.	66	3,014

		138,615

HOME BUILDERS—0.38%
Beazer Homes USA Inc. (1)	54	3,129
Brookfield Homes Corp.	18	902
Centex Corp.	156	10,039
Champion Enterprises Inc. (2)	72	999
Fleetwood Enterprises Inc. (2)	209	2,309
Horton (D.R.) Inc.	382	11,724
Hovnanian Enterprises Inc. Class A (2)	42	1,890
KB Home	96	6,274
Lennar Corp. Class A	150	8,337
Levitt Corp. Class A (1)	70	1,376
M.D.C. Holdings Inc.	41	2,813
M/I Homes Inc.	12	539
Meritage Homes Corp. (2)	24	1,494
Monaco Coach Corp. (1)	36	442
Pulte Homes Inc.	252	9,523
Ryland Group Inc.	60	4,038
Standard-Pacific Corp. (1)	72	2,778
Thor Industries Inc. (1)	48	1,566
Toll Brothers Inc. (2)	120	4,429
WCI Communities Inc. (2)	48	1,201
William Lyon Homes Inc. (2)	6	713
Winnebago Industries Inc. (1)	42	1,231

		77,746

HOME FURNISHINGS—0.58%
Ethan Allen Interiors Inc. (1)	48	1,623
Furniture Brands International Inc. (1)	66	1,198
Harman International Industries Inc.	84	8,388
La-Z-Boy Inc. (1)	66	781
Matsushita Electric Industrial Co. Ltd. ADR (1)	2,956	54,390
Natuzzi SpA ADR	36	288
Sony Corp. ADR (1)	1,200	39,360
Thomson SA ADR	330	6,230
Whirlpool Corp.	72	5,652

		117,910

HOUSEHOLD PRODUCTS & WARES—0.41%
ACCO Brands Corp. (2)	108	2,625
American Greetings Corp. Class A	78	1,970
Avery Dennison Corp.	120	6,798
Blyth Inc.	42	766
Church & Dwight Co. Inc.	112	3,926
Clorox Co. (The)	199	10,770
Ennis Inc.	18	308
Fortune Brands Inc.	180	13,675
Harland (John H.) Co. (1)	36	1,497
Jarden Corp. (2)	46	1,554
Kimberly-Clark Corp.	583	33,138
Playtex Products Inc. (2)	48	643
Scotts Miracle-Gro Co. (The) Class A	24	2,107
Spectrum Brands Inc. (2)	42	869
Tupperware Corp. (1)	66	1,513
Yankee Candle Co. Inc. (The)	66	1,492

		83,651

HOUSEWARES—0.05%
Libbey Inc.	18	203
Newell Rubbermaid Inc.	342	7,863
Toro Co.	60	2,191

		10,257

INSURANCE—5.37%
ACE Ltd.	348	18,131
Aegon NV ADR	1,752	26,525
AFLAC Inc.	618	29,528
Alleghany Corp. (2)	6	1,806
Allianz AG ADR	4,635	65,539
Allmerica Financial Corp. (2)	66	2,515
Allstate Corp. (The)	817	43,129
Ambac Financial Group Inc.	132	9,357
American Equity Investment Life Holding Co. (1)	24	279
American Financial Group Inc.	71	2,427
American International Group Inc.	2,797	181,246
AmerUs Group Co. (1)	48	2,838
AON Corp.	342	11,577
Aspen Insurance Holdings Ltd.	71	1,717
Assurant Inc.	114	4,355
Assured Guaranty Ltd.	90	2,014
AXA ADR	1,835	53,142
Axis Capital Holdings Ltd.	150	3,890
Berkley (W.R.) Corp.	137	5,987
Bristol West Holdings Inc.	18	347
Brown & Brown Inc.	72	3,912
China Life Insurance Co. Ltd. ADR (2)	234	6,868
Chubb Corp.	226	21,011
CIGNA Corp.	168	19,466
CNA Financial Corp. (2)	36	1,108
Commerce Group Inc.	36	2,046
Conseco Inc. (2)	210	4,263
Delphi Financial Group Inc. Class A	36	1,686
Endurance Specialty Holdings Ltd.	54	1,791
Everest Re Group Ltd.	66	6,564
Fairfax Financial Holdings Ltd.	24	3,600
FBL Financial Group Inc. Class A	36	1,122
Fidelity National Financial Inc.	186	6,968
Fidelity National Title Group Inc. Class A (2)	32	696

First American Corp.	84	3,681
Gallagher (Arthur J.) & Co. (1)	114	3,354
Genworth Financial Inc. Class A	233	7,384
Hartford Financial Services Group Inc.	354	28,232
HCC Insurance Holdings Inc.	108	3,240
Hilb, Rogal & Hobbs Co. (1)	36	1,348
Horace Mann Educators Corp.	54	1,048
Hub International Ltd.	36	904
ING Groep NV ADR (1)	2,447	70,620
Jefferson-Pilot Corp.	161	8,836
Kingsway Financial Services Inc.	72	1,195
LandAmerica Financial Group Inc.	24	1,516
Lincoln National Corp.	222	11,235
Loews Corp.	155	14,412
Manulife Financial Corp.	983	51,322
Markel Corp. (2)	12	3,816
Marsh & McLennan Companies Inc.	612	17,840
MBIA Inc.	180	10,483
Mercury General Corp.	30	1,814
MetLife Inc.	485	23,964
MGIC Investment Corp.	120	7,109
Nationwide Financial Services Inc.	72	2,908
Odyssey Re Holdings Corp. (1)	18	462
Old Republic International Corp.	210	5,441
PartnerRe Ltd.	66	4,206
Penn Treaty American Corp. (2)	192	1,640
Phoenix Companies Inc. (1)	114	1,476
Platinum Underwriters Holdings Ltd.	36	1,026
PMI Group Inc. (The)	108	4,307
Principal Financial Group Inc.	372	18,462
ProAssurance Corp. (2)	30	1,404
Progressive Corp. (The)	222	25,710
Protective Life Corp.	78	3,420
Prudential Financial Inc.	612	44,547
Prudential PLC ADR	1,398	23,668
Radian Group Inc.	114	5,939
Reinsurance Group of America Inc.	30	1,373
RenaissanceRe Holdings Ltd.	84	3,179
RLI Corp.	24	1,290
Royal & Sun Alliance Insurance Group ADR	714	6,098
SCOR ADR	1,530	2,999
Scottish Re Group Ltd.	36	884
St. Paul Travelers Companies Inc.	821	36,970
StanCorp Financial Group Inc.	36	3,316
Stewart Information Services Corp.	18	917
Sun Life Financial Services of Canada Inc.	726	27,131
Torchmark Corp.	124	6,551
Transatlantic Holdings Inc.	30	1,737
21st Century Insurance Group	30	479
UICI	42	1,517
Unitrin Inc.	54	2,484
UNUMProvident Corp.	330	6,696
White Mountains Insurance Group Ltd.	11	6,654
Willis Group Holdings Ltd.	180	6,685
XL Capital Ltd. Class A	168	10,762
Zenith National Insurance Corp.	34	1,531

		1,094,672

INTERNET—0.03%
McAfee Inc. (2)	198	5,946
ProQuest Co. (2)	30	890

		6,836

IRON & STEEL—0.31%
AK Steel Holding Corp. (2)	264	1,845
Allegheny Technologies Inc.	84	2,412
Carpenter Technology Corp.	36	2,171
Cleveland-Cliffs Inc.	35	2,854
Companhia Siderurgica Nacional SA ADR	192	3,686
IPSCO Inc.	60	4,252
Mittal Steel Co. NV Class A NYS	115	2,910
Nucor Corp.	179	10,713
Oregon Steel Mills Inc. (2)	96	2,437
POSCO ADR	430	22,055
Reliance Steel & Aluminum Co.	36	2,053
Ryerson Tull Inc.	30	606
United States Steel Corp. (1)	155	5,662

		63,656

LEISURE TIME—0.30%
Brunswick Corp.	108	4,118
Carnival Corp.	503	24,984
Harley-Davidson Inc.	378	18,722
K2 Inc. (2)	42	421
Nautilus Inc.	36	653
Polaris Industries Inc.	54	2,435
Royal Caribbean Cruises Ltd.	139	5,760
Sabre Holdings Corp.	174	3,398
WMS Industries Inc. (1) (2)	24	603

		61,094

LODGING—0.45%
Aztar Corp. (2)	42	1,263
Boyd Gaming Corp.	64	2,640
Choice Hotels International Inc.	48	1,588
Fairmont Hotels & Resorts Inc.	96	3,123
Four Seasons Hotels Inc.	24	1,287
Gaylord Entertainment Co. (2)	66	2,606
Harrah’s Entertainment Inc.	209	12,640
Hilton Hotels Corp.	468	9,103
InterContinental Hotels Group PLC ADR	593	7,407
Kerzner International Ltd. (2)	45	2,626
La Quinta Corp. (2)	204	1,703
Las Vegas Sands Corp. (2)	130	4,459
Marcus Corp.	24	527
Marriott International Inc. Class A	228	13,593
MGM Mirage (2)	156	5,830
Orient-Express Hotels Ltd.	45	1,269
Starwood Hotels & Resorts Worldwide Inc.	252	14,724
Station Casinos Inc.	66	4,231

		90,619

MACHINERY—0.59%
AGCO Corp. (2)	96	1,535
Albany International Corp. Class A	30	1,159
Applied Industrial Technologies Inc.	36	1,186
Briggs & Stratton Corp.	60	1,919
Cascade Corp.	24	1,169
Caterpillar Inc.	828	43,545
CNH Global NV	24	448
Cummins Inc. (1)	42	3,586
Deere & Co.	306	18,568
Flowserve Corp. (2)	66	2,310
Gardner Denver Inc. (2)	37	1,798
Global Power Equipment Group Inc. (2)	42	263
Graco Inc.	90	3,084

IDEX Corp.	54	2,161
JLG Industries Inc.	54	2,071
Kadant Inc. (2)	18	302
Kubota Corp. ADR	306	11,175
Manitowoc Co. Inc. (The)	36	1,916
Metso OYJ ADR	126	3,280
NACCO Industries Inc.	6	697
Pfeiffer Vacuum Technology AG ADR	12	609
Rockwell Automation Inc.	204	10,843
Stewart & Stevenson Services Inc.	30	716
Terex Corp. (2)	60	3,298
Unova Inc. (2)	60	1,860
Wabtec Corp.	48	1,306

		120,804

MANUFACTURING—4.22%
Actuant Corp. Class A	30	1,461
Acuity Brands Inc.	54	1,502
Ameron International Corp.	29	1,240
AptarGroup Inc.	42	2,150
Barnes Group Inc.	24	840
Blount International Inc. (2)	36	571
Brink’s Co. (The)	66	2,592
Carlisle Companies Inc. (1)	36	2,401
CLARCOR Inc.	60	1,650
Cooper Industries Ltd.	113	8,011
Crane Co.	72	2,229
Danaher Corp. (1)	305	15,891
Donaldson Co. Inc.	96	3,000
Dover Corp.	252	9,823
Eastman Kodak Co. (1)	354	7,753
Eaton Corp.	186	10,942
EnPro Industries Inc. (2)	24	670
ESCO Technologies Inc. (2)	36	1,557
Federal Signal Corp.	60	973
General Electric Co.	12,891	437,134
Griffon Corp. (2)	36	792
Harsco Corp.	48	3,084
Hexcel Corp. (2)	125	1,978
Honeywell International Inc.	971	33,208
Illinois Tool Works Inc.	304	25,767
Ingersoll-Rand Co. Class A	420	15,872
ITT Industries Inc.	114	11,582
Jacuzzi Brands Inc. (2)	90	664
Leggett & Platt Inc.	240	4,810
Myers Industries Inc.	36	411
Pall Corp.	156	4,081
Parker Hannifin Corp.	150	9,402
Pentair Inc.	120	3,899
Roper Industries Inc. (1)	132	4,976
Siemens AG ADR	1,019	75,834
Smith (A.O.) Corp.	24	777
SPX Corp.	108	4,646
Standex International Corp.	12	324
Teleflex Inc.	42	2,780
Textron Inc.	144	10,374
3M Co.	845	64,203
Tredegar Corp.	30	378
Trinity Industries Inc.	48	1,826
Tyco International Ltd.	2,491	65,737

		859,795

MEDIA—2.52%
Belo (A.H.) Corp.	120	2,592
British Sky Broadcasting Group PLC ADR	390	14,087
Cablevision Systems Corp. (2)	234	5,803
CanWest Global Communications Corp. (2)	36	337
Citadel Broadcasting Corp. (2)	173	2,384
Clear Channel Communications Inc.	659	20,047
Corus Entertainment Inc. Class B	48	1,268
Cox Radio Inc. Class A (2)	48	686
DIRECTV Group Inc. (The) (2)	1,128	16,040
Dow Jones & Co. Inc.	48	1,628
Entercom Communications Corp. (2)	48	1,386
Entravision Communications Corp. (2)	60	492
4Kids Entertainment Inc. (2)	18	307
Gannett Co. Inc.	310	19,425
Gray Television Inc.	54	486
Grupo Televisa SA ADR	150	10,965
Hearst-Argyle Television Inc.	36	863
Hollinger International Inc.	78	684
Journal Communications Inc. Class A	24	340
Journal Register Co.	48	769
Knight Ridder Inc.	96	5,124
Lee Enterprises Inc.	42	1,647
Liberty Corp.	18	836
Liberty Media Corp. Class A (2)	3,330	26,540
Lin TV Corp. Class A (2)	30	385
McClatchy Co. (The) Class A	41	2,570
McGraw-Hill Companies Inc. (The)	463	22,659
Media General Inc. Class A	42	2,216
Meredith Corp.	48	2,395
New York Times Co. Class A (1)	186	5,067
News Corp. Class A	2,555	36,409
News Corp. Class B	792	11,928
Pearson PLC ADR	990	11,128
Primedia Inc. (2)	132	277
Readers Digest Association Inc. (The)	108	1,655
Reed Elsevier NV ADR	408	11,020
Reed Elsevier PLC ADR	396	14,442
Rogers Communications Inc. Class B	246	9,724
Saga Communications Inc. (2)	24	302
Scripps (E.W.) Co. Class A	96	4,397
Shaw Communications Inc. Class B	246	4,979
Time Warner Inc.	5,387	96,050
Tribune Co.	258	8,130
Univision Communications Inc. Class A (1) (2)	319	8,339
Viacom Inc. Class B	1,738	53,826
Walt Disney Co. (The)	2,495	60,803
Washington Post Co. (The) Class B	10	7,450
Westwood One Inc.	96	1,776
Wiley (John) & Sons Inc. Class A	48	1,882

		514,545

METAL FABRICATE & HARDWARE—0.11%
CIRCOR International Inc.	18	507
Commercial Metals Co.	60	1,907
Kaydon Corp. (1)	90	2,660
Mueller Industries Inc.	42	1,157
NS Group Inc. (2)	37	1,281
Precision Castparts Corp.	156	7,388
Quanex Corp.	42	2,432
Timken Co. (The)	84	2,382
Valmont Industries Inc.	18	586
Worthington Industries Inc.	84	1,690

		21,990

MINING—1.89%
Agnico-Eagle Mines Ltd.	102	1,393
Alcan Inc.	498	15,782
Alcoa Inc.	1,049	25,480
Alumina Ltd. ADR	360	6,232
Aluminum Corp. of China Ltd. ADR	30	1,813
AMCOL International Corp.	30	610
AngloGold Ashanti Ltd. ADR	161	6,295
Barrick Gold Corp.	660	16,665
BHP Billiton Ltd. ADR	2,308	71,663
BHP Billiton PLC ADR	1,530	45,518
Cameco Corp.	216	10,325
Companhia Vale do Rio Doce ADR	378	15,623
Compania de Minas Buenaventura SA ADR	150	3,866
Compass Minerals International Inc.	51	1,142
Corus Group PLC	546	4,690
Falconbridge Ltd.	318	8,952
Freeport-McMoRan Copper & Gold Inc.	204	10,082
Glamis Gold Ltd. (2)	162	3,438
Gold Fields Ltd. ADR	444	5,861
Goldcorp Inc.	228	4,551
Harmony Gold Mining Co. Ltd. ADR (2)	318	3,323
Hecla Mining Co. (1) (2)	138	465
Inco Ltd.	234	9,411
Kinross Gold Corp. (2)	426	2,973
Meridian Gold Inc. (2)	192	3,606
Newmont Mining Corp.	533	22,706
Novelis Inc. (1)	89	1,754
Phelps Dodge Corp. (1)	114	13,734
Placer Dome Inc.	510	10,175
Rio Tinto PLC ADR	328	50,059
RTI International Metals Inc. (2)	24	804
Southern Copper Corp.	47	2,592
Stillwater Mining Co. (2)	216	2,182
USEC Inc.	102	1,020

		384,785

OFFICE & BUSINESS EQUIPMENT—0.41%
Canon Inc. ADR	1,007	53,441
IKON Office Solutions Inc. (1)	180	1,796
Pitney Bowes Inc.	288	12,119
Xerox Corp. (2)	1,115	15,131

		82,487

OFFICE FURNISHINGS—0.02%
HNI Corp.	60	2,934
Steelcase Inc. Class A	54	773

		3,707

OIL & GAS—11.74%
Amerada Hess Corp.	102	12,760
Anadarko Petroleum Corp.	287	26,034
Apache Corp.	396	25,277
Atwood Oceanics Inc. (2)	47	3,310
Berry Petroleum Co. Class A	24	1,437
BG Group PLC ADR	857	38,154
BP PLC ADR	4,398	292,027
Burlington Resources Inc.	492	35,532
Cabot Oil & Gas Corp.	65	2,976
Canadian Natural Resources Ltd.	672	27,693
Chesapeake Energy Corp.	312	10,015
Chevron Corp.	2,778	158,540

China Petroleum & Chemical Corp. ADR	167	6,722
Cimarex Energy Co. (2)	76	2,984
CNOOC Ltd. ADR	138	9,067
Comstock Resources Inc. (2)	42	1,265
ConocoPhillips	1,534	100,293
Denbury Resources Inc. (2)	66	2,880
Devon Energy Corp.	563	33,994
Diamond Offshore Drilling Inc.	78	4,404
EnCana Corp.	1,150	52,739
Encore Acquisition Co. (1) (2)	82	2,813
Energy Partners Ltd. (2)	36	913
ENI-Ente Nazionale Idrocarburi SpA ADR (1)	618	82,658
ENSCO International Inc.	186	8,480
EOG Resources Inc.	288	19,521
Exxon Mobil Corp.	7,722	433,513
Forest Oil Corp. (2)	66	2,883
Frontier Oil Corp.	60	2,213
Giant Industries Inc. (2)	25	1,430
GlobalSantaFe Corp.	277	12,340
Harvest Natural Resources Inc. (2)	42	407
Helmerich & Payne Inc.	60	3,324
Houston Exploration Co. (2)	42	2,165
KCS Energy Inc. (2)	60	1,447
Kerr-McGee Corp.	115	9,780
Marathon Oil Corp.	438	26,350
McMoRan Exploration Co. (1) (2)	96	1,629
Murphy Oil Corp.	216	10,120
Newfield Exploration Co. (2)	120	5,440
Nexen Inc.	319	13,187
Noble Corp.	167	10,751
Noble Energy Inc.	200	8,010
Norsk Hydro ASA ADR	185	18,337
Occidental Petroleum Corp.	480	37,862
Parker Drilling Co. (2)	114	1,008
Penn Virginia Corp. (1)	24	1,305
Petro-Canada	638	22,171
PetroChina Co. Ltd. ADR	186	14,272
Petroleo Brasileiro SA ADR	348	22,237
Pioneer Natural Resources Co.	191	9,560
Plains Exploration & Production Co. (2)	84	3,276
Pogo Producing Co.	72	3,636
Precision Drilling Corp. (2)	132	6,072
Pride International Inc. (2)	144	4,042
Quicksilver Resources Inc. (1) (2)	54	2,091
Range Resources Corp.	88	3,141
Remington Oil & Gas Corp. (2)	24	840
Repsol YPF SA ADR	1,194	35,593
Rowan Companies Inc.	132	4,355
Royal Dutch Shell PLC Class A ADR	2,571	159,505
Royal Dutch Shell PLC Class B ADR	1,716	112,244
Sasol Ltd. ADR	576	18,420
Southwestern Energy Co. (2)	84	6,093
Spinnaker Exploration Co. (2)	66	4,064
St. Mary Land & Exploration Co.	72	2,449
Statoil ASA ADR	735	16,324
Stone Energy Corp. (2)	65	2,984
Suncor Energy Inc.	558	29,926
Sunoco Inc.	192	14,304
Swift Energy Co. (2)	36	1,572
Talisman Energy Inc.	468	20,728
Tatneft ADR	66	4,194
Tesoro Corp.	88	5,381
Total SA ADR	1,445	182,099

Transocean Inc. (2)	389	22,364
Unit Corp. (2)	48	2,515
Valero Energy Corp.	367	38,623
Vintage Petroleum Inc.	66	3,425
Whiting Petroleum Corp. (2)	24	973
XTO Energy Inc.	438	19,035
Yacimientos Petroliferos Fiscales SA ADR	486	29,515

		2,394,012

OIL & GAS SERVICES—1.14%
Advantest Corp. ADR	390	7,137
Baker Hughes Inc.	414	22,753
BJ Services Co.	396	13,761
CARBO Ceramics Inc.	31	1,834
Compagnie Generale de Geophysique SA ADR (2)	66	1,142
Cooper Cameron Corp. (2)	66	4,866
Core Laboratories NV (2)	36	1,160
Dril-Quip Inc. (2)	42	1,718
FMC Technologies Inc. (2)	78	2,844
Grant Prideco Inc. (2)	138	5,367
Halliburton Co.	608	35,933
Hanover Compressor Co. (1) (2)	78	1,003
Input/Output Inc. (1) (2)	281	2,158
Lone Star Technologies Inc. (2)	36	1,647
Maverick Tube Corp. (2)	54	1,672
National Oilwell Varco Inc. (2)	209	13,056
Newpark Resources Inc. (2)	102	826
Oceaneering International Inc. (2)	30	1,444
Oil States International Inc. (2)	30	993
RPC Inc.	18	494
Schlumberger Ltd.	719	65,264
Seacor Holdings Inc. (2)	24	1,719
Smedvig ASA Class A ADR	42	899
Smith International Inc.	252	8,165
Superior Energy Services Inc. (2)	66	1,345
Technip-Coflexip SA ADR	137	7,451
Tenaris SA ADR	66	7,250
Tetra Technologies Inc. (2)	45	1,259
Tidewater Inc.	66	3,033
Universal Compression Holdings Inc. (2)	18	642
Veritas DGC Inc. (2)	77	2,480
Weatherford International Ltd. (2)	162	10,141
W-H Energy Services Inc. (2)	36	1,091
Willbros Group Inc. (2)	24	375

		232,922

PACKAGING & CONTAINERS—0.15%
Ball Corp.	126	4,961
Bemis Co. Inc.	132	3,487
Chesapeake Corp.	24	483
Crown Holdings Inc. (2)	204	3,309
Greif Brothers Corp. Class B	6	345
Greif Inc. Class A	12	732
Owens-Illinois Inc. (2)	198	3,770
Packaging Corp. of America	78	1,583
Pactiv Corp. (2)	192	3,782
Sealed Air Corp. (2)	108	5,433
Sonoco Products Co.	120	3,396

		31,281

PHARMACEUTICALS—6.53%
Abbott Laboratories	1,890	81,365
Allergan Inc.	162	14,467

Alpharma Inc. Class A	131	3,261
Altana AG ADR	84	4,721
AmerisourceBergen Corp.	138	10,525
AstraZeneca PLC ADR	1,989	89,306
Barr Pharmaceuticals Inc. (2)	108	6,205
Biovail Corp. (2)	180	3,922
Bristol-Myers Squibb Co.	2,417	51,168
Cardinal Health Inc.	527	32,943
Caremark Rx Inc. (2)	564	29,554
Dr. Reddy’s Laboratories Ltd. ADR	72	1,352
Elan Corp. PLC ADR (2)	476	3,927
Forest Laboratories Inc. (1) (2)	451	17,097
GlaxoSmithKline PLC ADR	3,574	185,812
Hospira Inc. (2)	192	7,651
K-V Pharmaceutical Co. Class A (2)	89	1,525
Lilly (Eli) & Co.	1,180	58,752
Medco Health Solutions Inc. (2)	353	19,945
Medicis Pharmaceutical Corp. Class A (1)	66	1,947
Merck & Co. Inc.	2,705	76,335
Mylan Laboratories Inc.	342	6,570
NBTY Inc. (2)	108	2,161
Novartis AG ADR	3,030	163,075
Novo-Nordisk A/S ADR	324	16,705
Omnicare Inc.	144	7,790
Par Pharmaceutical Companies Inc. (1) (2)	42	1,087
Pfizer Inc. (1)	9,100	197,834
Sanofi-Aventis ADR	2,459	98,655
Schering AG ADR (1)	210	12,976
Schering-Plough Corp.	1,818	36,978
Serono SA ADR	348	5,634
Valeant Pharmaceuticals International	102	1,750
Watson Pharmaceuticals Inc. (2)	144	4,977
Wyeth	1,649	73,479

		1,331,451

PIPELINES—0.44%
Dynegy Inc. Class A (1) (2)	348	1,545
El Paso Corp.	792	9,393
Enbridge Inc.	384	11,785
Equitable Resources Inc.	156	6,029
Kinder Morgan Inc.	120	10,908
National Fuel Gas Co.	96	2,893
Questar Corp.	112	8,820
TransCanada Corp.	600	17,886
Transportadora de Gas del Sur SA ADR (2)	72	451
Western Gas Resources Inc.	71	3,074
Williams Companies Inc.	721	16,078

		88,862

REAL ESTATE—0.09%
Brookfield Properties Corp.	155	4,542
Forest City Enterprises Inc. Class A	60	2,213
Irsa Inversiones y Representaciones SA GDR (2)	24	278
Jones Lang LaSalle Inc.	36	1,810
MI Developments Inc. Class A	54	1,684
St. Joe Co. (The)	95	6,265
Trammell Crow Co. (2)	42	1,074

		17,866

REAL ESTATE INVESTMENT TRUSTS—1.74%
Affordable Residential Communities Inc.	157	1,568
Alexandria Real Estate Equities Inc.	24	1,940
AMB Property Corp.	102	4,506

American Financial Realty Trust	132	1,625
American Home Mortgage Investment Corp.	42	1,135
AMLI Residential Properties Trust	77	2,914
Annaly Mortgage Management Inc.	144	1,653
Anthracite Capital Inc.	54	566
Anworth Mortgage Asset Corp.	54	434
Apartment Investment & Management Co. Class A	138	5,299
Archstone-Smith Trust	222	9,007
Arden Realty Group Inc.	78	3,521
Ashford Hospitality Trust Inc.	30	315
AvalonBay Communities Inc.	90	7,763
Bedford Property Investors Inc.	18	404
Boston Properties Inc.	132	9,137
Brandywine Realty Trust	48	1,315
BRE Properties Inc. Class A	60	2,647
Camden Property Trust	66	3,719
Capital Lease Funding Inc.	144	1,414
CarrAmerica Realty Corp.	66	2,173
CBL & Associates Properties Inc.	118	4,407
CenterPoint Properties Trust	60	2,734
Colonial Properties Trust	47	2,054
Commercial Net Lease Realty Inc.	60	1,163
Corporate Office Properties Trust	73	2,537
Correctional Properties Trust	12	337
Cousins Properties Inc.	48	1,418
Crescent Real Estate Equities Co.	114	2,274
CRIIMI MAE Inc. (2)	63	1,234
Developers Diversified Realty Corp.	102	4,455
Duke Realty Corp.	156	5,320
EastGroup Properties Inc.	60	2,622
Entertainment Properties Trust	42	1,684
Equity Inns Inc.	54	704
Equity Lifestyle Properties Inc. (1)	71	3,005
Equity Office Properties Trust	498	15,338
Equity One Inc.	48	1,126
Equity Residential	342	13,424
Essex Property Trust Inc.	24	2,157
Federal Realty Investment Trust	60	3,639
FelCor Lodging Trust Inc. (2)	60	895
First Industrial Realty Trust Inc.	48	1,950
First Potomac Realty Trust	109	2,762
General Growth Properties Inc.	264	11,215
Getty Realty Corp.	52	1,417
Glenborough Realty Trust Inc.	36	689
Glimcher Realty Trust (1)	102	2,343
Health Care Property Investors Inc. (1)	162	4,123
Health Care REIT Inc. (1)	60	2,114
Healthcare Realty Trust Inc.	54	2,043
Heritage Property Investment Trust Inc.	30	978
Highland Hospitality Corp.	36	378
Highwoods Properties Inc.	66	1,862
Home Properties Inc.	72	2,797
Hospitality Properties Trust	78	3,097
Host Marriott Corp.	384	6,447
HRPT Properties Trust	216	2,357
Inland Real Estate Corp.	102	1,454
Innkeepers USA Trust	90	1,404
iStar Financial Inc.	126	4,646
Kilroy Realty Corp.	36	2,021
Kimco Realty Corp.	228	6,753
LaSalle Hotel Properties	94	3,327
Lexington Corporate Properties Trust (1)	60	1,307

Liberty Property Trust	96	4,002
LTC Properties Inc.	18	369
Macerich Co. (The)	72	4,627
Mack-Cali Realty Corp.	72	3,071
Maguire Properties Inc.	108	3,240
Meristar Hospitality Corp. (2)	72	624
MFA Mortgage Investments Inc.	90	518
Mid-America Apartment Communities Inc.	77	3,592
Mills Corp.	72	3,852
National Health Investors Inc.	30	806
Nationwide Health Properties Inc.	78	1,809
New Century Financial Corp. (1)	84	2,593
New Plan Excel Realty Trust Inc. (1)	120	2,759
Newcastle Investment Corp.	84	2,208
Novastar Financial Inc. (1)	60	1,766
Omega Healthcare Investors Inc.	54	664
Pan Pacific Retail Properties Inc. (1)	48	3,048
Parkway Properties Inc.	77	3,620
Pennsylvania Real Estate Investment Trust	89	3,427
Post Properties Inc.	48	1,958
Prentiss Properties Trust	48	1,894
ProLogis	302	12,986
Public Storage Inc.	108	7,150
RAIT Investment Trust	65	1,726
Ramco-Gershenson Properties Trust	95	2,635
Realty Income Corp. (1)	96	2,138
Reckson Associates Realty Corp.	72	2,527
Redwood Trust Inc.	53	2,467
Regency Centers Corp.	66	3,674
Saul Centers Inc.	12	420
Senior Housing Properties Trust	60	1,063
Shurgard Storage Centers Inc. Class A	54	3,047
Simon Property Group Inc.	251	17,977
SL Green Realty Corp.	42	2,857
Sovran Self Storage Inc.	48	2,233
Sun Communities Inc.	48	1,463
Tanger Factory Outlet Centers Inc.	102	2,743
Taubman Centers Inc.	60	1,978
Thornburg Mortgage Inc. (1)	96	2,434
Town & Country Trust (The) (1)	18	533
Trizec Properties Inc.	114	2,537
Trustreet Properties Inc. (1)	130	1,954
United Dominion Realty Trust Inc.	150	3,320
Universal Health Realty Income Trust	52	1,693
Urstadt Biddle Properties Inc. Class A	24	398
Ventas Inc.	127	3,890
Vornado Realty Trust (1)	126	10,206
Washington Real Estate Investment Trust	54	1,612
Weingarten Realty Investors	90	3,200
Winston Hotels Inc.	30	309

		354,683

RETAIL—4.09%
Abercrombie & Fitch Co. Class A	120	6,239
Advance Auto Parts Inc. (2)	153	5,738
Aeropostale Inc. (2)	65	1,270
AnnTaylor Stores Corp. (2)	84	2,039
Asbury Automotive Group Inc. (2)	18	304
AutoNation Inc. (2)	252	5,010
AutoZone Inc. (2)	84	6,796
Barnes & Noble Inc.	66	2,387
Best Buy Co. Inc.	496	21,953
Big Lots Inc. (2)	144	1,666

BJ’s Wholesale Club Inc. (2)	84	2,392
Borders Group Inc.	96	1,884
Brinker International Inc. (2)	120	4,574
Buckle Inc. (The)	12	442
Burlington Coat Factory Warehouse Corp.	24	925
CarMax Inc. (2)	161	4,326
Cash America International Inc.	36	787
Cato Corp. Class A	36	719
CEC Entertainment Inc. (2)	48	1,623
Chico’s FAS Inc. (2)	216	8,541
Christopher & Banks Corp.	48	642
Circuit City Stores Inc.	234	4,163
CKE Restaurants Inc.	60	763
Claire’s Stores Inc.	102	2,657
Coles Myer Ltd. ADR	186	11,216
CSK Auto Corp. (2)	54	817
CVS Corp. (1)	972	23,727
Darden Restaurants Inc.	186	6,030
Delhaize Le Lion SA ADR	114	6,589
Dick’s Sporting Goods Inc. (2)	36	1,077
Dillard’s Inc. Class A (1)	84	1,740
Dollar General Corp.	378	7,348
Family Dollar Stores Inc.	204	4,517
Federated Department Stores Inc.	334	20,498
Foot Locker Inc.	180	3,499
GameStop Corp. Class A (2)	24	852
GameStop Corp. Class B (2)	24	776
Gap Inc. (The)	810	13,997
Genesco Inc. (1) (2)	24	883
Group 1 Automotive Inc. (2)	24	663
Haverty Furniture Companies Inc.	24	294
Home Depot Inc. (1)	2,653	108,879
IHOP Corp.	24	1,133
Jack in the Box Inc. (2)	48	1,426
Kenneth Cole Productions Inc. Class A	53	1,325
Kohl’s Corp. (2)	378	18,193
Landry’s Restaurants Inc. (1)	30	825
Limited Brands Inc.	462	9,245
Linens ‘n Things Inc. (2)	54	1,358
Lithia Motors Inc. Class A	18	490
Longs Drug Stores Corp. (1)	36	1,502
Lowe’s Companies Inc.	875	53,174
MarineMax Inc. (2)	12	296
McDonald’s Corp.	1,590	50,244
Men’s Wearhouse Inc. (The) (2)	64	1,581
Michaels Stores Inc.	168	5,557
Movado Group Inc.	24	421
MSC Industrial Direct Co. Inc. Class A	48	1,833
Nordstrom Inc.	312	10,811
Nu Skin Enterprises Inc. Class A	66	1,111
Office Depot Inc. (2)	384	10,572
OfficeMax Inc.	108	3,026
Outback Steakhouse Inc. (1)	84	3,163
Payless ShoeSource Inc. (2)	84	1,543
Penney (J.C.) Co. Inc.	324	16,589
RadioShack Corp.	204	4,508
Regis Corp. (1)	54	2,071
Retail Ventures Inc. (1) (2)	42	436
Rite Aid Corp. (2)	552	1,932
Ruby Tuesday Inc. (1)	84	1,840
Saks Inc. (2)	150	2,723
7-Eleven Inc. (2)	36	1,347
ShopKo Stores Inc. (2)	36	1,032

Sonic Automotive Inc.	36	796
Steak n Shake Co. (The) (2)	103	1,897
Talbots Inc. (The)	30	783
Target Corp.	1,001	55,746
Tiffany & Co.	180	7,092
TJX Companies Inc.	624	13,435
Too Inc. (2)	42	1,193
Triarc Companies Inc. Class B	36	535
United Auto Group Inc.	24	810
Walgreen Co.	1,266	57,514
Wal-Mart Stores Inc. (1)	3,151	149,074
Wendy’s International Inc.	132	6,167
Williams-Sonoma Inc. (2)	120	4,693
World Fuel Services Corp.	24	766
Yum! Brands Inc.	360	18,313
Zale Corp. (2)	60	1,682

		833,045

SAVINGS & LOANS—0.48%
Astoria Financial Corp.	137	3,829
BankAtlantic Bancorp Inc. Class A	60	833
Commercial Federal Corp.	113	3,865
Downey Financial Corp.	24	1,463
FirstFed Financial Corp. (2)	31	1,658
Flagstar Bancorp Inc. (1)	36	483
Golden West Financial Corp.	365	21,436
New York Community Bancorp Inc. (1)	355	5,740
PFF Bancorp Inc.	29	871
Provident Financial Services Inc.	78	1,373
Sovereign Bancorp Inc.	431	9,297
Washington Mutual Inc.	1,193	47,243

		98,091

SEMICONDUCTORS—1.06%
Advanced Micro Devices Inc. (1) (2)	552	12,817
Advanced Semiconductor Engineering Inc. ADR	778	2,379
Agere Systems Inc. (2)	346	3,598
Analog Devices Inc.	462	16,068
Fairchild Semiconductor International Inc. Class A (2)	286	4,404
Freescale Semiconductor Inc. Class A (1) (2)	209	4,951
Freescale Semiconductor Inc. Class B (2)	317	7,570
Infineon Technologies AG ADR (2)	726	6,781
International Rectifier Corp. (2)	96	2,841
MEMC Electronic Materials Inc. (2)	246	4,413
Micron Technology Inc. (2)	882	11,457
National Semiconductor Corp.	468	10,591
Semiconductor Manufacturing International Corp. ADR (2)	504	3,402
STMicroelectronics NV NYS	738	12,155
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,510	36,441
Teradyne Inc. (2)	396	5,362
Texas Instruments Inc.	2,084	59,498
United Microelectronics Corp. ADR	3,546	10,354

		215,082

SOFTWARE—0.89%
Automatic Data Processing Inc.	702	32,755
BMC Software Inc. (2)	276	5,407
Certegy Inc.	78	2,922
Computer Associates International Inc.	576	16,111
Dun & Bradstreet Corp. (2)	89	5,635

eFunds Corp. (2)	60	1,238
Fair Isaac Corp. (1)	101	4,218
First Data Corp.	988	39,965
Global Payments Inc.	96	4,114
IMS Health Inc.	294	6,830
Keane Inc. (2)	72	814
Konami Corp. ADR	108	2,255
Midway Games Inc. (1) (2)	36	672
MoneyGram International Inc.	108	2,624
SAP AG ADR	1,020	43,799
Satyam Computer Services Ltd. ADR	198	6,768
Sybase Inc. (2)	120	2,670
SYNNEX Corp. (2)	30	531
Total System Services Inc.	48	1,023
Wipro Ltd. ADR	192	1,956

		182,307

TELECOMMUNICATIONS—7.47%
Alcatel SA ADR (2)	1,602	18,807
Alltel Corp.	388	24,002
Amdocs Ltd. (1) (2)	233	6,168
America Movil SA de CV Series L ADR	1,165	30,581
American Tower Corp. Class A (2)	505	12,044
Anixter International Inc.	42	1,557
AT&T Corp.	978	19,345
Avaya Inc. (2)	672	7,741
BCE Inc.	1,145	28,339
BellSouth Corp.	2,207	57,426
British Telecom PLC ADR	1,068	40,381
Cable & Wireless PLC ADR	984	5,973
CenturyTel Inc.	168	5,499
China Mobile Hong Kong Ltd. ADR	1,020	22,899
China Netcom Group Corp. Ltd. ADR	84	2,666
China Telecom Corp. Ltd. ADR	168	5,480
China Unicom Ltd. ADR	348	2,680
Cincinnati Bell Inc. (2)	300	1,188
Citizens Communications Co.	354	4,333
CommScope Inc. (2)	60	1,171
Companhia Anonima Nacional Telefonos de Venezuela ADR	66	851
Corning Inc. (2)	1,763	35,419
Crown Castle International Corp. (2)	270	6,620
Deutsche Telekom AG ADR	3,155	55,844
Enterasys Networks Inc. (2)	163	1,623
France Telecom SA ADR	2,072	53,851
Harris Corp.	168	6,905
Hellenic Telecommunications Organization SA ADR (2)	696	7,106
Hutchison Telecommunications International Ltd. ADR (2)	168	3,165
IDT Corp. (2)	24	295
IDT Corp. Class B (2)	54	645
KT Corp. ADR	348	7,499
Lucent Technologies Inc. (1) (2)	5,274	15,031
Magyar Telekom ADR	108	2,527
Mahanagar Telephone Nigam Ltd. ADR	132	785
MasTec Inc. (2)	36	367
Mobile Telesystems ADR	192	7,102
Motorola Inc.	2,904	64,353
Nippon Telegraph & Telephone Corp. ADR	1,296	30,987
Nokia OYJ ADR	5,605	94,276
Nortel Networks Corp. (2)	4,158	13,514
NTT DoCoMo Inc. ADR	2,352	40,690

PCCW Ltd. ADR	474	2,825
Philippine Long Distance Telephone Co. ADR	150	4,523
Plantronics Inc.	54	1,612
Portugal Telecom SGPS ADR	1,404	12,650
Price Communications Corp. (2)	54	822
Pt Indosat Tbk ADR	54	1,301
PT Telekomunikasi Indonesia ADR	330	6,719
Qwest Communications International Inc. (2)	1,788	7,796
Rostelecom ADR (1)	72	913
Royal KPN NV ADR	2,484	23,548
SBC Communications Inc.	4,097	97,713
Scientific-Atlanta Inc.	186	6,592
SK Telecom Co. Ltd. ADR	539	10,893
Spirent PLC ADR (2)	222	670
Sprint Nextel Corp.	3,328	77,576
Swisscom AG ADR	306	10,058
TDC A/S ADR	378	10,618
Telecom Argentina SA ADR (2)	96	1,263
Telecom Corp. of New Zealand Ltd. ADR	300	9,831
Telecom Italia SpA ADR	1,388	40,294
Telefonica Moviles SA ADR	408	4,292
Telefonica SA ADR (1)	1,825	87,509
Telefonos de Mexico ADR	766	15,458
Telekom Austria AG ADR	162	6,650
Telkom SA Ltd. ADR	54	4,091
Telstra Corp. Ltd. ADR	546	8,670
TELUS Corp.	198	7,465
Turkcell Iletisim Hizmetleri AS ADR	203	2,676
Verizon Communications Inc.	3,359	105,842
Videsh Sanchar Nigam Ltd. ADR	48	633
Vimpel-Communications ADR (2)	108	4,320
Vodafone Group PLC ADR	7,627	200,285

		1,523,843

TEXTILES—0.03%
Mohawk Industries Inc. (2)	66	5,151
UniFirst Corp.	33	1,157

		6,308

TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	192	3,617
LeapFrog Enterprises Inc. (1) (2)	190	2,850
Marvel Entertainment Inc. (1) (2)	84	1,478
Mattel Inc.	534	7,877

		15,822

TRANSPORTATION—1.20%
Burlington Northern Santa Fe Corp.	438	27,182
Canadian National Railway Co.	353	25,585
Canadian Pacific Railway Ltd.	198	8,171
CHC Helicopter Corp. Class A	48	996
CNF Inc.	60	3,376
CSX Corp.	264	12,094
FedEx Corp.	377	34,658
Florida East Coast Industries Inc.	48	2,092
Frontline Ltd.	73	2,899
General Maritime Corp. (1)	42	1,564
Genesee & Wyoming Inc. Class A (2)	24	769
Grupo TMM SA ADR (2)	534	2,003
Guangshen Railway Co. Ltd. ADR	36	514
Kansas City Southern Industries Inc. (2)	78	1,728
Kirby Corp. (1) (2)	24	1,240
Laidlaw International Inc.	126	2,865

Norfolk Southern Corp.	474	19,055
Offshore Logistics Inc. (2)	24	816
OMI Corp.	149	2,694
Overseas Shipholding Group Inc.	30	1,428
RailAmerica Inc. (2)	36	427
Ryder System Inc.	78	3,094
Sea Containers Ltd. Class A	24	269
Ship Finance International Ltd.	90	1,714
Teekay Shipping Corp.	84	3,313
TNT NV ADR	390	9,204
Tsakos Energy Navigation Ltd.	24	824
Union Pacific Corp.	318	21,999
United Parcel Service Inc. Class B	724	52,809

		245,382

TRUCKING & LEASING—0.01%
GATX Corp.	67	2,504

		2,504

WATER—0.30%
American States Water Co.	41	1,285
Aqua America Inc.	114	3,862
California Water Service Group	18	644
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	42	674
Suez SA ADR	1,152	31,311
United Utilities PLC ADR	401	8,974
Veolia Environnement ADR	359	14,949

		61,699

TOTAL COMMON STOCKS (Cost: $19,332,407)		20,360,787

Security	Shares	Value
PREFERRED STOCKS—0.00%
REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Inc. Class A	12	336

		336

TOTAL PREFERRED STOCKS (Cost: $348)		336

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.65%
CERTIFICATES OF DEPOSIT (5)—0.47%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,249	2,249
Bank of Nova Scotia
3.79%, 01/03/06	1,799	1,799
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	4,048	4,048
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	6,747	6,747

Credit Suisse New York
3.98%, 07/19/06	11,245	11,245
Dexia Credit Local
4.02%, 08/30/06	2,249	2,249
Fortis Bank NY
3.83% - 3.84%, 01/25/06	6,747	6,747
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	11,695	11,695
HSBC Bank USA N.A.
3.72%, 08/03/06	2,249	2,250
Nordea Bank AB
3.80%, 10/02/06	2,699	2,698
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	6,747	6,746
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (6)	6,972	6,971
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	12,370	12,370
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	3,598	3,598
Unicredito Italiano SpA
3.80%, 06/14/06	5,847	5,846
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	8,141	8,141

		95,399

COMMERCIAL PAPER (5)—1.21%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	4,498	4,477
Amsterdam Funding Corp.
4.05%, 11/01/05	6,747	6,747
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	11,245	11,229
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	15,743	15,695
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	6,040	6,013
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	5,623	5,600
CC USA Inc.
4.23%, 04/21/06	1,349	1,322
Chariot Funding LLC
4.00%, 11/23/05	4,017	4,007
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	5,757	5,738
Dorada Finance Inc.
3.76%, 01/26/06	450	446
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	4,273	4,260
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	6,837	6,812
Ford Credit Auto Receivables
4.00%, 12/12/05	748	745
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	21,171	21,095
Galaxy Funding Inc.
4.23%, 04/18/06	1,291	1,265
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	7,821	7,813
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	6,747	6,716
General Electric Co.
3.98%, 12/30/05	2,249	2,234

Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	14,368	14,349
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	5,623	5,605
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	10,795	10,722
HSBC PLC
3.88%, 02/03/06	1,349	1,336
Jupiter Securitization Corp.
4.01%, 11/29/05	5,284	5,268
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	9,401	9,351
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	3,598	3,588
Nordea North America Inc.
4.16%, 04/04/06	4,723	4,638
Park Avenue Receivables Corp.
4.00%, 11/22/05	7,001	6,985
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	17,497	17,445
Park Sienna LLC
4.01%, 11/23/05	903	900
Polonius Inc.
4.01%, 11/23/05	2,474	2,468
Preferred Receivables Funding
4.01%, 11/29/05	1,223	1,219
Ranger Funding Co. LLC
4.03%, 11/30/05	4,761	4,745
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,498	4,445
Sedna Finance Inc.
3.92%, 02/21/06	1,125	1,111
Sigma Finance Inc.
4.16%, 04/06/06	2,699	2,650
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	3,419	3,403
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	12,618	12,588
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	968	965
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	3,007	2,986
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	18,168	18,111

		247,092

LOAN PARTICIPATIONS (5)—0.01%
Army & Air Force Exchange Service
3.86%, 11/03/05	2,249	2,249

		2,249

MEDIUM-TERM NOTES (5)—0.04%
Dorada Finance Inc.
3.93%, 07/07/06 (6)	1,394	1,394
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (6)	7,197	7,196

		8,590

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93% (3) (7)	17,292	17,292

		17,292

REPURCHASE AGREEMENTS (5)—0.89%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $44,985 and an effective yield of 4.03%. (8)	$44,980	44,980
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $44,985 and an effective yield of 4.03%. (8)	44,980	44,980
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $58,481 and an effective yield of 4.03%. (8)	58,474	58,474
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $11,246 and an effective yield of 4.05%. (8)	11,245	11,245
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $22,493 and an effective yield of 4.03%. (8)	22,490	22,490

		182,169

TIME DEPOSITS (5)—0.10%
Deutsche Bank
4.03%, 11/01/05	5,888	5,888
SunTrust Bank
3.97%, 11/01/05	13,494	13,494

		19,382

VARIABLE & FLOATING RATE NOTES (5)—1.84%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (6)	14,011	14,014
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	17,317	17,317
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	7,422	7,422
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	2,474	2,476
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (6)	14,619	14,627
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (6)	2,924	2,924
Bank of America N.A.
3.81%, 08/10/06	22,490	22,490
Bank of Ireland
3.97%, 11/17/06 (6)	4,498	4,498
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (6)	11,200	11,199
BMW US Capital LLC
3.94%, 11/15/06 (6)	4,498	4,498
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (6)	12,100	12,100

Commodore CDO Ltd.
3.91%, 06/13/06 (6)	1,125	1,124
DEPFA Bank PLC
3.88%, 09/15/06	4,498	4,498
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (6)	7,152	7,152
Eli Lilly Services Inc.
3.83%, 09/01/06 (6)	4,498	4,498
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	4,498	4,498
Fifth Third Bancorp.
3.99%, 09/22/06 (6)	8,996	8,996
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (6)	3,149	3,149
General Electric Capital Corp.
4.04%, 10/06/06	2,024	2,026
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	3,374	3,373
Hartford Life Global Funding Trusts
3.96%, 08/15/06	4,498	4,498
HBOS Treasury Services PLC
4.01%, 07/24/06 (6)	4,498	4,498
HSBC Bank USA N.A.
4.20%, 05/04/06	1,574	1,575
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (6)	8,546	8,546
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (6)	4,718	4,718
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (6)	17,542	17,544
Lothian Mortgages PLC
4.02%, 01/24/06 (6)	2,249	2,249
Marshall & Ilsley Bank
4.10%, 02/20/06	4,498	4,500
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (6)	13,449	13,458
Mound Financing PLC
3.94%, 11/08/06 (6)	8,996	8,996
Natexis Banques Populaires
3.95%, 10/16/06 (6)	3,374	3,374
National City Bank (Ohio)
3.83%, 01/06/06	2,249	2,249
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (6)	16,643	16,644
Nordea Bank AB
3.92%, 08/11/06 (6)	7,872	7,872
Northern Rock PLC
3.87%, 08/03/06 (6)	5,398	5,398
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (6)	12,235	12,235
Principal Life Income Funding Trusts
3.74%, 05/10/06	3,374	3,374
Royal Bank of Scotland
3.80%, 04/05/06	6,016	6,015
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (6)	3,823	3,823
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (6)	18,487	18,487
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (6)	4,498	4,498
Strips III LLC
4.08%, 07/24/06 (6) (9)	1,267	1,267
SunTrust Bank
4.19%, 04/28/06	6,747	6,747

Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (6)	10,031	10,029
Toyota Motor Credit Corp.
3.95%, 04/10/06	2,024	2,024
Union Hamilton Special Funding LLC
4.00%, 03/28/06	4,498	4,498
US Bank N.A.
4.01%, 09/29/06	2,024	2,024
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (6)	10,006	10,006
Wells Fargo & Co.
3.96%, 09/15/06 (6)	2,249	2,249
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (6)	7,872	7,871
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (6)	11,515	11,515
Winston Funding Ltd.
4.26%, 01/23/06 (6)	3,212	3,212
World Savings Bank
3.89%, 03/09/06	6,747	6,747

		375,619

TOTAL SHORT-TERM INVESTMENTS (Cost: $947,792)		947,792

TOTAL INVESTMENTS IN SECURITIES — 104.52% (Cost: $20,280,547)		21,308,915
Other Assets, Less Liabilities — (4.52)%		(921,046)

NET ASSETS — 100.00%		$20,387,869

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS—99.92%
AEROSPACE & DEFENSE—1.87%
Boeing Co. (The)	3,353	$216,737
Lockheed Martin Corp.	1,600	96,896
United Technologies Corp.	4,325	221,786

		535,419

AGRICULTURE—2.49%
Altria Group Inc.	9,466	710,423

		710,423

BANKS—8.10%
Bank of America Corp.	18,461	807,484
Bank of New York Co. Inc. (The)	3,572	111,768
BB&T Corp.	2,513	106,400
National City Corp.	2,566	82,702
SunTrust Banks Inc.	1,648	119,447
U.S. Bancorp (1)	8,546	252,791
Wachovia Corp.	7,275	367,533
Wells Fargo & Co.	7,748	466,430

		2,314,555

BEVERAGES—3.63%
Anheuser-Busch Companies Inc.	3,541	146,102
Coca-Cola Co. (The)	10,140	433,789
PepsiCo Inc.	7,715	455,802

		1,035,693

BIOTECHNOLOGY—0.67%
Genentech Inc. (2)	2,120	192,072

		192,072

CHEMICALS—1.37%
Dow Chemical Co. (The)	4,362	200,041
Du Pont (E.I.) de Nemours and Co.	4,554	189,856

		389,897

COMPUTERS—3.96%
EMC Corp. (2)	11,049	154,244
Hewlett-Packard Co.	13,266	371,979
International Business Machines Corp.	7,373	603,701

		1,129,924

COSMETICS & PERSONAL CARE—3.55%
Colgate-Palmolive Co.	2,405	127,369
Procter & Gamble Co.	15,855	887,722

		1,015,091

DIVERSIFIED FINANCIAL SERVICES—11.74%
American Express Co.	5,048	251,239
Citigroup Inc.	23,808	1,089,930

Federal Home Loan Mortgage Corp.	3,168	194,357
Federal National Mortgage Association	4,414	209,753
Goldman Sachs Group Inc. (The)	1,886	238,334
JP Morgan Chase & Co.	16,078	588,776
Lehman Brothers Holdings Inc.	1,262	151,024
MBNA Corp.	5,189	132,683
Merrill Lynch & Co. Inc.	3,899	252,421
Morgan Stanley	4,539	246,967

		3,355,484

ELECTRIC—2.12%
Dominion Resources Inc.	1,552	118,076
Duke Energy Corp.	4,030	106,714
Exelon Corp.	3,029	157,599
Southern Co. (The)	3,393	118,721
TXU Corp.	1,032	103,974

		605,084

ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
Emerson Electric Co.	1,916	133,258

		133,258

HEALTH CARE - PRODUCTS—4.81%
Alcon Inc.	362	48,110
Boston Scientific Corp. (1) (2)	2,712	68,126
Guidant Corp.	1,466	92,358
Johnson & Johnson	13,610	852,258
Medtronic Inc. (1)	5,542	314,010

		1,374,862

HEALTH CARE - SERVICES—1.91%
UnitedHealth Group Inc.	5,802	335,878
WellPoint Inc. (2)	2,803	209,328

		545,206

HOUSEHOLD PRODUCTS & WARES—0.44%
Kimberly-Clark Corp.	2,190	124,480

		124,480

INSURANCE—4.34%
Allstate Corp. (The)	3,076	162,382
American International Group Inc.	10,419	675,151
MetLife Inc.	1,877	92,743
Prudential Financial Inc.	2,382	173,386
St. Paul Travelers Companies Inc.	3,043	137,026

		1,240,688

LEISURE TIME—0.34%
Carnival Corp.	1,958	97,254

		97,254

MACHINERY—0.57%
Caterpillar Inc.	3,119	164,028

		164,028

MANUFACTURING—8.24%
General Electric Co.	48,531	1,645,686
Honeywell International Inc.	3,549	121,376
Illinois Tool Works Inc.	1,144	96,965
3M Co. (1)	3,230	245,415
Tyco International Ltd.	9,264	244,477

		2,353,919

MEDIA—3.74%
DIRECTV Group Inc. (The) (2)	4,147	58,970
Liberty Media Corp. Class A (2)	12,278	97,856
News Corp. Class A	8,977	127,922
Time Warner Inc.	20,201	360,184
Viacom Inc. Class B	6,365	197,124
Walt Disney Co. (The)	9,318	227,080

		1,069,136

MINING—0.34%
Alcoa Inc.	3,967	96,358

		96,358

OIL & GAS—10.49%
Burlington Resources Inc.	1,775	128,191
Chevron Corp.	10,299	587,764
ConocoPhillips	5,810	379,858
Devon Energy Corp.	2,042	123,296
Exxon Mobil Corp.	29,129	1,635,302
Occidental Petroleum Corp.	1,813	143,009

		2,997,420

OIL & GAS SERVICES—1.33%
Halliburton Co.	2,300	135,930
Schlumberger Ltd.	2,692	244,353

		380,283

PHARMACEUTICALS—7.96%
Abbott Laboratories	7,137	307,248
Bristol-Myers Squibb Co.	8,941	189,281
Cardinal Health Inc.	1,989	124,332
Lilly (Eli) & Co. (1)	4,426	220,371
Merck & Co. Inc.	10,086	284,627
Pfizer Inc.	33,982	738,769
Schering-Plough Corp.	6,774	137,783
Wyeth	6,108	272,173

		2,274,584

RETAIL—6.15%
Home Depot Inc. (1)	9,832	403,505
Lowe’s Companies Inc.	3,210	195,072
McDonald’s Corp.	5,798	183,217
Target Corp.	3,670	204,382
Walgreen Co.	4,677	212,476
Wal-Mart Stores Inc.	11,827	559,535

		1,758,187

SAVINGS & LOANS—0.63%
Washington Mutual Inc.	4,575	181,170

		181,170

SEMICONDUCTORS—0.78%
Texas Instruments Inc.	7,795	222,547

		222,547

SOFTWARE—0.94%
Automatic Data Processing Inc.	2,677	124,909
First Data Corp.	3,579	144,771

		269,680

TELECOMMUNICATIONS—5.80%
BellSouth Corp.	8,382	218,100
Corning Inc. (2)	6,470	129,982

Motorola Inc.	11,201	248,214
SBC Communications Inc. (1)	15,133	360,922
Sprint Nextel Corp.	12,862	299,813
Verizon Communications Inc.	12,676	399,421

		1,656,452

TRANSPORTATION—1.14%
FedEx Corp.	1,294	118,957
United Parcel Service Inc. Class B	2,828	206,274

		325,231

TOTAL COMMON STOCKS (Cost: $27,955,982)		28,548,385

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.63%
CERTIFICATES OF DEPOSIT (3)—0.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$2,426	2,426
Bank of Nova Scotia
3.79%, 01/03/06	1,941	1,941
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	4,367	4,367
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	7,278	7,278
Credit Suisse New York
3.98%, 07/19/06	12,131	12,131
Dexia Credit Local
4.02%, 08/30/06	2,426	2,426
Fortis Bank NY
3.83% - 3.84%, 01/25/06	7,278	7,278
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	12,616	12,615
HSBC Bank USA N.A.
3.72%, 08/03/06	2,426	2,427
Nordea Bank AB
3.80%, 10/02/06	2,911	2,911
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	7,278	7,277
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06 (4)	7,521	7,520
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	13,344	13,344
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	3,882	3,882
Unicredito Italiano SpA
3.80%, 06/14/06	6,308	6,307
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	8,783	8,783

		102,913

COMMERCIAL PAPER (3)—0.93%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	4,852	4,833
Amsterdam Funding Corp.
4.05%, 11/01/05	7,278	7,278
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	12,131	12,113

Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	16,983	16,931
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	6,516	6,486
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	6,065	6,041
CC USA Inc.
4.23%, 04/21/06	1,456	1,426
Chariot Funding LLC
4.00%, 11/23/05	4,333	4,323
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	6,211	6,190
Dorada Finance Inc.
3.76%, 01/26/06	485	481
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	4,610	4,596
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	7,376	7,349
Ford Credit Auto Receivables
4.00%, 12/12/05	807	803
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	22,838	22,756
Galaxy Funding Inc.
4.23%, 04/18/06	1,393	1,365
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	8,437	8,428
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	7,278	7,246
General Electric Co.
3.98%, 12/30/05	2,426	2,410
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	15,499	15,480
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	6,065	6,046
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	11,645	11,566
HSBC PLC
3.88%, 02/03/06	1,456	1,441
Jupiter Securitization Corp.
4.01%, 11/29/05	5,701	5,683
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	10,141	10,088
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	3,882	3,871
Nordea North America Inc.
4.16%, 04/04/06	5,095	5,004
Park Avenue Receivables Corp.
4.00%, 11/22/05	7,553	7,535
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	18,875	18,818
Park Sienna LLC
4.01%, 11/23/05	974	971
Polonius Inc.
4.01%, 11/23/05	2,669	2,662
Preferred Receivables Funding
4.01%, 11/29/05	1,320	1,316
Ranger Funding Co. LLC
4.03%, 11/30/05	5,136	5,119
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,852	4,795
Sedna Finance Inc.
3.92%, 02/21/06	1,213	1,198

Sigma Finance Inc.
4.16%, 04/06/06	2,911	2,859
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	3,688	3,671
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	13,612	13,579
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	1,044	1,041
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	3,243	3,220
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	19,599	19,538

		266,556

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.86%, 11/03/05	2,426	2,426

		2,426

MEDIUM-TERM NOTES (3)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06 (4)	1,504	1,504
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06 (4)	7,764	7,763

		9,267

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93% (5) (6)	32,854	32,854

		32,854

REPURCHASE AGREEMENTS (3)—0.69%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $48,528 and an effective yield of 4.03%. (7)	$48,523	48,523
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $48,528 and an effective yield of 4.03%. (7)	48,523	48,523
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $63,087 and an effective yield of 4.03%. (7)	63,079	63,079
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $12,132 and an effective yield of 4.05%. (7)	12,131	12,131
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $24,264 and an effective yield of 4.03%. (7)	24,261	24,261

		196,517

TIME DEPOSITS (3)—0.07%
Deutsche Bank
4.03%, 11/01/05	6,352	6,352
SunTrust Bank
3.97%, 11/01/05	14,557	14,557

		20,909

VARIABLE & FLOATING RATE NOTES (3)—1.42%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06 (4)	15,115	15,118
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	18,681	18,680
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	8,006	8,006
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	2,669	2,670
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06 (4)	15,770	15,779
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06 (4)	3,154	3,154
Bank of America N.A.
3.81%, 08/10/06	24,261	24,261
Bank of Ireland
3.97%, 11/17/06 (4)	4,852	4,852
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06 (4)	12,082	12,081
BMW US Capital LLC
3.94%, 11/15/06 (4)	4,852	4,852
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06 (4)	13,053	13,053
Commodore CDO Ltd.
3.91%, 06/13/06 (4)	1,213	1,213
DEPFA Bank PLC
3.88%, 09/15/06	4,852	4,852
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06 (4)	7,715	7,715
Eli Lilly Services Inc.
3.83%, 09/01/06 (4)	4,852	4,852
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	4,852	4,852
Fifth Third Bancorp.
3.99%, 09/22/06 (4)	9,705	9,704
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06 (4)	3,397	3,396
General Electric Capital Corp.
4.04%, 10/06/06	2,184	2,185
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	3,639	3,639
Hartford Life Global Funding Trusts
3.96%, 08/15/06	4,852	4,852
HBOS Treasury Services PLC
4.01%, 07/24/06 (4)	4,852	4,852
HSBC Bank USA N.A.
4.20%, 05/04/06	1,698	1,699
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06 (4)	9,219	9,220
Leafs LLC
4.00%, 01/20/06 - 02/21/06 (4)	5,089	5,089
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06 (4)	18,924	18,925
Lothian Mortgages PLC
4.02%, 01/24/06 (4)	2,426	2,426
Marshall & Ilsley Bank
4.10%, 02/20/06	4,852	4,854

Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06 (4)	14,508	14,518
Mound Financing PLC
3.94%, 11/08/06 (4)	9,705	9,704
Natexis Banques Populaires
3.95%, 10/16/06 (4)	3,639	3,639
National City Bank (Ohio)
3.83%, 01/06/06	2,426	2,426
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06 (4)	17,953	17,954
Nordea Bank AB
3.92%, 08/11/06 (4)	8,491	8,491
Northern Rock PLC
3.87%, 08/03/06 (4)	5,823	5,823
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06 (4)	13,198	13,198
Principal Life Income Funding Trusts
3.74%, 05/10/06	3,639	3,639
Royal Bank of Scotland
3.80%, 04/05/06	6,490	6,489
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06 (4)	4,124	4,124
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06 (4)	19,943	19,943
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06 (4)	4,852	4,852
Strips III LLC
4.08%, 07/24/06 (4) (8)	1,367	1,367
SunTrust Bank
4.19%, 04/28/06	7,278	7,278
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06 (4)	10,821	10,819
Toyota Motor Credit Corp.
3.95%, 04/10/06	2,184	2,183
Union Hamilton Special Funding LLC
4.00%, 03/28/06	4,852	4,852
US Bank N.A.
4.01%, 09/29/06	2,184	2,183
Wachovia Asset Securitization Inc.
4.03%, 11/25/05 (4)	10,794	10,794
Wells Fargo & Co.
3.96%, 09/15/06 (4)	2,426	2,426
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06 (4)	8,491	8,491
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06 (4)	12,422	12,421
Winston Funding Ltd.
4.26%, 01/23/06 (4)	3,465	3,464
World Savings Bank
3.89%, 03/09/06	7,278	7,278

		405,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,036,629)		1,036,629

TOTAL INVESTMENTS IN SECURITIES — 103.55% (Cost: $28,992,611)		29,585,014
Other Assets, Less Liabilities — (3.55)%		(1,014,395)

NET ASSETS — 100.00%		$28,570,619

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2005, the Trust offered 77 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Natural Resources, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Technology, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds commenced operations on August 1, 2005.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE/Xinhua China 25	$1,425,274,950	$55,568,521	$(50,608,708)	$4,959,813
Goldman Sachs Natural Resources	875,509,484	192,024,635	(7,537,682)	184,486,953
Goldman Sachs Networking	234,029,483	13,745,929	(35,383,831)	(21,637,902)
Goldman Sachs Semiconductor	427,487,754	10,698,339	(47,656,259)	(36,957,920)
Goldman Sachs Software	223,342,422	2,168,707	(13,246,642)	(11,077,935)
Goldman Sachs Technology	305,792,253	11,851,109	(29,315,280)	(17,464,171)
MSCI EAFE	19,234,578,930	3,040,752,409	(211,164,027)	2,829,588,382
MSCI EAFE Growth	42,403,455	2,590,184	(1,155,024)	1,435,160
MSCI EAFE Value	42,872,776	1,942,666	(899,798)	1,042,868
NYSE Composite	20,318,487	1,540,009	(549,581)	990,428
NYSE 100	28,997,275	2,314,122	(1,726,383)	587,739

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 3 below.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI EAFE Index Fund, iShares MSCI EAFE Value Index Fund and iShares NYSE Composite Index Fund seek to match the price performance of its benchmark index by investing in common stocks included in its benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the quarter ended October 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period ( in 000s)	Gross Additions ( in 000s)	Gross Reductions ( in 000s)	Number of Shares Held End of Period ( in 000s)	Value at End of Period	Dividend and Interest Income
FTSE/Xinhua China 25
IMMF	397	118,805	118,668	534	$533,511	$17,170
Goldman Sachs Natural Resources
IMMF	482	46,583	46,356	709	708,932	6,764
Goldman Sachs Networking
IMMF	67	4,175	4,135	107	106,891	592
Goldman Sachs Semiconductor
IMMF	353	16,806	16,994	165	164,557	2,375
Goldman Sachs Software
IMMF	69	5,067	5,113	23	22,573	773
Goldman Sachs Technology
IMMF	340	17,673	17,727	286	285,710	2,661
MSCI EAFE
Barclays PLC	12,281	1,078	—	13,359	132,432,516	2,078,549
IMMF	6,955	284,065	286,151	4,869	4,868,888	43,507
MSCI EAFE Growth (a)
IMMF	—	817	782	35	34,969	111
MSCI EAFE Value (a)
Barclays PLC	—	55	—	55	550,095	9,239
IMMF	—	1,826	1,821	5	5,296	253
NYSE Composite
Barclays PLC ADR	1	1	—	2	77,219	845
IMMF	7	960	950	17	17,292	136
NYSE 100
IMMF	15	1,587	1,569	33	32,854	210

(a)	The beginning of the period is August 1, 2005, the inception date of the Fund.

During the quarter ended October 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	December 27, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	December 27, 2005